UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04149

Franklin Tax-Free Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/29/12

Item 1. Reports to Stockholders.

FEBRUARY 29, 2012

ANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Double Tax-Free Income Fund

Franklin Federal Intermediate-Term Tax-Free Income Fund

Franklin Federal Limited-Term Tax-Free Income Fund

Franklin High Yield Tax-Free Income Fund

Franklin Insured Tax-Free Income Fund

Franklin Massachusetts Tax-Free Income Fund

Franklin New Jersey Tax-Free Income Fund

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at **franklintempleton.com/edelivery**

TAX-FREE INCOME

FRANKLIN TAX-FREE TRUST

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Annual Report

Municipal Bond Market Overview

For the 12 months ended February 29, 2012, the municipal bond market posted healthy gains as measured by the +12.42% return of the Barclays Capital (BC) Municipal Bond Index, which tracks investment-grade securities.1 Over the reporting period municipal bonds generally outperformed Treasuries, which returned +9.60% according to the BC U.S. Treasury Index, which tracks various U.S. Treasury securities.1

During the reporting period, domestic and global events affected the municipal bond market. Domestically, the Federal Reserve Board’s (Fed’s) commitment to maintain an accommodative monetary policy stance with historically low interest rates supported the municipal market. The market was further supported by an extended period of low supply, thus reducing the availability of bonds to meet investor demand. In Europe, several countries struggled with financial challenges that resulted in a flight to quality benefiting the U.S. Treasury market, as well as the municipal bond market.

From a credit perspective, on August 2, 2011, the U.S. raised its debt ceiling and avoided defaulting on its debt obligations. Independent credit rating agency Standard & Poor’s (S&P) lowered the country’s long-term Treasury bond rating to AA+ from AAA, citing political risks and a rising debt burden.2 All municipal bonds backed by the U.S. government or government-sponsored enterprises (GSEs) were also downgraded along with the country’s rating and those of GSEs. S&P’s downgrade of U.S. Treasury securities led to the review of more than 11,000 municipal credits supported by federal programs and agency escrows. Primarily, prerefunded municipal bonds and housing bonds tied to federal subsidy programs were affected by the downgrade, although they generally still carried high-grade ratings. Furthermore, on July 19, 2011, independent credit rating agency Moody’s Investors Service placed five Aaa-rated states on its watch list for potential rating cuts partly based on their dependency on federal funding. After the debt ceiling was raised, Moody’s reconfirmed the Aaa rating to states and public finance issuers previously identified as directly or indirectly linked to the U.S. government.2 The same credits are currently assigned a negative outlook based on the identification of certain shared characteristics.

1. Source: © 2012 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

2. These do not indicate ratings of the Funds.

4 | Annual Report

Congress enacted the Budget Control Act of 2011 with the potential to reduce the federal deficit by approximately $2 trillion by 2021. While the plan of action is unknown, one can expect reduced federal funding, which would impact state and local programs dependent on federal subsidies. State and local officials may need to reevaluate current budget forecasts and the potential effects. Despite facing fiscal restraints and broad budget cuts to achieve balance, many states continued to show mild growth in revenues, and the actual default rate for municipal bonds was very low.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income while seeking value in the municipal bond market.

The foregoing information reflects our analysis and opinions as of February 29, 2012, the end of the reporting period. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

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Investment Strategy and

Manager’s Discussion

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within each Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. As we invest during different interest rate environments, each Fund’s portfolio remains diversified with a broad range of securities. This broad diversification may help mitigate interest rate risk. We do not use leverage or exotic derivatives, nor do we use hedging techniques that could add volatility and contribute to under-performance in adverse markets. We generally stay fully invested to help maximize income distribution.

Manager’s Discussion

Based on the combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, we favored the use of longer term bonds. Consistent with our strategy, we sought to purchase bonds from 15 to 30 years in maturity with good call features for the long-term funds, 10 to 15 years for the intermediate-term fund, and five years or less for the limited-term fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

We invite you to read your Fund report for more detailed performance and portfolio information. Thank you for your participation in Franklin Tax-Free Trust. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Annual Report

Franklin Double Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Double Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and state personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 The Fund focuses on municipal securities issued by U.S. territories such as Puerto Rico, Guam and the U.S. Virgin Islands, and currently invests primarily in Puerto Rican municipal securities.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.12 on February 28, 2011, to $12.31 on February 29, 2012. The Fund’s

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 78.

Annual Report | 7

Portfolio Breakdown
Franklin Double Tax-Free Income Fund
2/29/12
% of Total
Long-Term Investments*
Utilities	21.7%
General Obligation	19.2%
Tax-Supported	18.5%
Transportation	11.2%
Other Revenue	7.7%
Subject to Government Appropriations	7.4%
Refunded	7.2%
Housing	3.0%
Higher Education	2.9%
Hospital & Health Care	1.2%

*Does not include short-term investments and other
net assets.

Class A shares paid dividends totaling 53.26 cents per share for the same period.2 The Performance Summary beginning on page 10 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.05%, based on an annualization of the current 4.34 cent per share dividend and the maximum offering price of $12.86 on February 29, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.23% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Manager’s Discussion

We used various investment strategies during the 12 months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details. Franklin Double Tax-Free Income Fund is the

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

8 | Annual Report

first mutual fund to offer both state and federal income tax exemptions in all 50 states. We do this by focusing on investments in U.S. territories such as Puerto Rico, the U.S. Virgin Islands and Guam. This can be particularly appealing to residents of states such as Illinois, Iowa and Wisconsin, where income from their own municipal securities may be fully taxable.

The Fund was well diversified with 120 different positions across 10 different sectors as of February 29, 2012. Issuers represented in the portfolio included Puerto Rico (74.6% of the Fund’s total long-term investments), Guam (14.9%) and the U.S. Virgin Islands (10.5%).

Many municipal bond funds purchase U.S. territory paper, mainly Puerto Rico’s, as an alternative for their specialty state funds when the supply within a particular state is running low. This strong demand for territory paper can help to keep bond values high relative to other states. Puerto Rico’s municipal bond market is widely traded because of its dual tax-exemption advantages.

Thank you for your continued participation in Franklin Double Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 9

Performance Summary as of 2/29/12

Franklin Double Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FPRTX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.19	$12.31	$11.12
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5326
Class C (Symbol: FPRIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.20	$12.37	$11.17
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4700
Advisor Class (Symbol: FDBZX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.20	$12.33	$11.13
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5435

10 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	15.85%	+	27.51%	+	64.20%
Average Annual Total Return[2]		+	10.96%	+	4.07%	+	4.63%
Avg. Ann. Total Return (3/31/12)[3]		+	11.74%	+	3.97%	+	4.74%
Distribution Rate[4]	4.05%
Taxable Equivalent Distribution Rate[5]	6.23%
30-Day Standardized Yield[6]	3.24%
Taxable Equivalent Yield[5]	4.98%
Total Annual Operating Expenses[7]	0.67%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	15.26%	+	24.04%	+	55.70%
Average Annual Total Return[2]		+	14.26%	+	4.40%	+	4.53%
Avg. Ann. Total Return (3/31/12)[3]		+	14.96%	+	4.30%	+	4.62%
Distribution Rate[4]	3.66%
Taxable Equivalent Distribution Rate[5]	5.63%
30-Day Standardized Yield[6]	2.84%
Taxable Equivalent Yield[5]	4.37%
Total Annual Operating Expenses[7]	1.22%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	16.04%	+	28.03%	+	64.87%
Average Annual Total Return[2]		+	16.04%	+	5.07%	+	5.13%
Avg. Ann. Total Return (3/31/12)[3]		+	16.75%	+	4.94%	+	5.23%
Distribution Rate[4]	4.33%
Taxable Equivalent Distribution Rate[5]	6.66%
30-Day Standardized Yield[6]	3.49%
Taxable Equivalent Yield[5]	5.37%
Total Annual Operating Expenses[7]	0.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 11

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

12 | Annual Report

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund may concentrate its investments in a single U.S. territory, it may be subject to greater risk of adverse economic and regulatory changes in that territory than a geographically diversified fund. The Fund is classified as a nondiversified Fund because it may invest a greater portion of its assets in the municipal securities of one issuer than a diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/15/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/15/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/15/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/15/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +28.93% and +10.17%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 13

Your Fund’s Expenses

Franklin Double Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

14 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,086.70	$3.48
Hypothetical (5% return before expenses)	$1,000	$1,021.53	$3.37
Class C
Actual	$1,000	$1,084.20	$6.37
Hypothetical (5% return before expenses)	$1,000	$1,018.75	$6.17
Advisor Class
Actual	$1,000	$1,087.10	$2.96
Hypothetical (5% return before expenses)	$1,000	$1,022.03	$2.87

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.67%; C: 1.23%; and Advisor: 0.57%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 15

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Intermediate-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of three to 10 years.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Federal Intermediate-Term Tax-Free Income Fund’s annual report for the fiscal year ended February 29, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.43 on February 28, 2011, to $12.39 on February 29, 2012. The Fund’s

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 85.

16 | Annual Report

Dividend Distributions*
Franklin Federal Intermediate-Term Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March 2011	3.23 cents	2.72 cents	3.32 cents
April 2011	3.23 cents	2.72 cents	3.32 cents
May 2011	3.23 cents	2.72 cents	3.32 cents
June 2011	3.38 cents	2.87 cents	3.47 cents
July 2011	3.38 cents	2.87 cents	3.47 cents
August 2011	3.38 cents	2.87 cents	3.47 cents
September 2011	3.28 cents	2.73 cents	3.38 cents
October 2011	3.28 cents	2.73 cents	3.38 cents
November 2011	3.28 cents	2.73 cents	3.38 cents
December 2011**	4.13 cents	3.38 cents	4.27 cents
January 2012	2.13 cents	1.74 cents	2.19 cents
February 2012	3.13 cents	2.56 cents	3.23 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/20/11 and 12/30/11 for each class as follows: Class A, 3.13 cents and 1.00 cent; Class C, 2.56 cents and 0.82 cents; and Advisor Class, 3.23 cents and 1.04 cents.

Class A shares paid dividends totaling 39.10 cents per share for the same period.2 The Performance Summary beginning on page 19 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.82%, based on an annualization of the current 2.98 cent per share dividend and the maximum offering price of $12.68 on February 29, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 4.34% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Annual Report | 17

18 | Annual Report

Performance Summary as of 2/29/12

Franklin Federal Intermediate-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FKITX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.96	$12.39	$11.43
Distributions (3/1/11–2/29/12)
Dividend Income	$0.3910
Class C (Symbol: FCITX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.96	$12.42	$11.46
Distributions (3/1/11–2/29/12)
Dividend Income	$0.3263
Advisor Class (Symbol: FITZX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.96	$12.41	$11.45
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4025

Annual Report | 19

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.02%	+	29.60%	+	61.15%
Average Annual Total Return[2]		+	9.53%	+	4.85%	+	4.65%
Avg. Ann. Total Return (3/31/12)[3]		+	9.16%	+	4.68%	+	4.73%
Distribution Rate[4]	2.82%
Taxable Equivalent Distribution Rate[5]	4.34%
30-Day Standardized Yield[6]	1.64%
Taxable Equivalent Yield[5]	2.52%
Total Annual Operating Expenses[7]	0.66%
Class C			1-Year		5-Year		Inception (7/1/03)
Cumulative Total Return[1]		+	11.38%	+	26.10%	+	39.07%
Average Annual Total Return[2]		+	10.38%	+	4.75%	+	3.88%
Avg. Ann. Total Return (3/31/12)[3]		+	10.04%	+	4.60%	+	3.72%
Distribution Rate[4]	2.31%
Taxable Equivalent Distribution Rate[5]	3.55%
30-Day Standardized Yield[6]	1.14%
Taxable Equivalent Yield[5]	1.75%
Total Annual Operating Expenses[7]	1.21%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.10%	+	30.18%	+	61.88%
Average Annual Total Return[2]		+	12.10%	+	5.42%	+	4.93%
Avg. Ann. Total Return (3/31/12)[3]		+	11.76%	+	5.25%	+	5.01%
Distribution Rate[4]	2.99%
Taxable Equivalent Distribution Rate[5]	4.60%
30-Day Standardized Yield[6]	1.78%
Taxable Equivalent Yield[5]	2.74%
Total Annual Operating Expenses[7]	0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

20 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 21

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +32.10% and +8.96%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index: 10-Year Component is the 10-year (8-12) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

22 | Annual Report

Your Fund’s Expenses

Franklin Federal Intermediate-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 23

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,055.00	$3.37
Hypothetical (5% return before expenses)	$1,000	$1,021.58	$3.32
Class C
Actual	$1,000	$1,052.00	$6.17
Hypothetical (5% return before expenses)	$1,000	$1,018.85	$6.07
Advisor Class
Actual	$1,000	$1,055.40	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$2.82

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21%; and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

24 | Annual Report

Franklin Federal Limited-Term Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Federal Limited-Term Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund maintains a dollar-weighted average portfolio maturity (the time in which the debt must be repaid) of five years or less.

*Standard & Poor’s (S&P) is the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with short-term ratings typically ranging from SP-1 and MIG 1 (highest) to SP-3 and SG (lowest) and long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Federal Limited-Term Tax-Free Income Fund’s annual report for the fiscal year ended February 29, 2012.

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 102.

Annual Report | 25

Dividend Distributions*

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Franklin Federal Limited-Term Tax-Free Income Fund
Dividend per Share
Month	Class A	Advisor Class
March 2011	1.62 cents	1.70 cents
April 2011	1.62 cents	1.70 cents
May 2011	1.62 cents	1.70 cents
June 2011	1.62 cents	1.74 cents
July 2011	1.62 cents	1.74 cents
August 2011	1.62 cents	1.74 cents
September 2011	1.62 cents	1.77 cents
October 2011	1.62 cents	1.77 cents
November 2011	1.62 cents	1.77 cents
December 2011**	2.14 cents	2.31 cents
January 2012	1.10 cents	1.19 cents
February 2012	1.62 cents	1.75 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/20/11 and 12/30/11 for each class as follows: Class A, 1.62 cents and 0.52 cents; and Advisor Class, 1.75 cents and 0.56 cents.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $10.29 on February 28, 2011, to $10.60 on February 29, 2012. The Fund’s Class A shares paid dividends totaling 19.51 cents per share for the same period.2 The Performance Summary beginning on page 28 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 1.79%, based on an annualization of the current 1.62 cent per share dividend and the maximum offering price of $10.84 on February 29, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 2.75% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Advisor shares’ performance, please see the Performance Summary.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

26 | Annual Report

Manager’s Discussion

We used various investment strategies during the 12 months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Consistent with our investment strategy, we invested in bonds we believed could provide the most relative value from an income perspective. Seeking a dollar-weighted average portfolio maturity of five years or less, we concentrated in the one- to five-year range in an effort to insulate investors against bond market volatility. As a result of our strategy, we believe the Fund was positioned to capture changes in short-term interest rates, preserve capital and produce tax-free income.

Thank you for your continued participation in Franklin Federal Limited-Term Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 27

Performance Summary as of 2/29/12

Franklin Federal Limited-Term Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FFTFX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.31	$10.60	$10.29
Distributions (3/1/11–2/29/12)
Dividend Income	$0.1951
Advisor Class (Symbol: FTFZX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.30	$10.59	$10.29
Distributions (3/1/11–2/29/12)
Dividend Income	$0.2097

28 | Annual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges.

Class A			1-Year		5-Year		Inception (9/2/03)
Cumulative Total Return[2]		+	4.95%	+	20.80%	+	28.57%
Average Annual Total Return[3]		+	2.56%	+	3.38%	+	2.73%
Avg. Ann. Total Return (3/31/12)[4]		+	2.06%	+	3.25%	+	2.66%
Distribution Rate[5]	1.79%
Taxable Equivalent Distribution Rate[6]	2.75%
30-Day Standardized Yield[7]	0.79%
Taxable Equivalent Yield[6]	1.22%
Total Annual Operating Expenses[8]
Without Waiver	0.87%
With Waiver	0.60%
Advisor Class[9]			1-Year		5-Year		Inception (9/2/03)
Cumulative Total Return[2]		+	5.00%	+	20.86%	+	28.64%
Average Annual Total Return[3]		+	5.00%	+	3.86%	+	3.01%
Avg. Ann. Total Return (3/31/12)[4]		+	4.49%	+	3.74%	+	2.94%
Distribution Rate[5]	1.98%
Taxable Equivalent Distribution Rate[6]	3.05%
30-Day Standardized Yield[7]	0.96%
Taxable Equivalent Yield[6]	1.48%
Total Annual Operating Expenses[8]
Without Waiver	0.72%
With Waiver	0.45%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain nonroutine expenses) until 6/30/12.

Annual Report | 29

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

30 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class A: Advisor Class:

Prior to 2/1/06, these shares were offered without an initial sales charge; thus actual total returns would have differed. Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s distribution rate and total return would have been lower, and yield for the period would have been 0.54% for Class A and 0.70% for Advisor Class.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Advisor Class) per share on 2/29/12.

6. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

7. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

8. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

9. Effective 2/1/11, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 2/1/11, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/1/11, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 2/1/11 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +5.34% and +4.96%.

10. Source: © 2012 Morningstar. The BC Municipal Bond Index: 5-Year Component is the 5-year (4-6) component of the Municipal Bond Index, which is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 31

Your Fund’s Expenses

Franklin Federal Limited-Term Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

32 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,015.00	$3.01
Hypothetical (5% return before expenses)	$1,000	$1,021.88	$3.02
Advisor Class
Actual	$1,000	$1,015.80	$2.26
Hypothetical (5% return before expenses)	$1,000	$1,022.63	$2.26

*Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, annualized for each class (A: 0.60%; and Advisor: 0.45%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 33

Franklin High Yield Tax-Free Income Fund

Your Fund’s Goals and Main Investments: Franklin High Yield Tax-Free Income Fund seeks to provide a high current yield exempt from federal income taxes by investing at least 80% of its net assets in securities that pay interest free from such taxes.1 Its secondary goal is capital appreciation to the extent possible and consistent with the Fund’s principal investment goal.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin High Yield Tax-Free Income Fund’s annual report for the fiscal year ended February 29, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $9.60 on February 28, 2011, to $10.59 on February 29, 2012. The Fund’s Class A shares paid dividends totaling 52.43 cents per share for the

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 115.

34 | Annual Report

same period.2 The Performance Summary beginning on page 37 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 4.39%, based on an annualization of the current 4.05 cent per share dividend and the maximum offering price of $11.06 on February 29, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 6.75% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Annual Report | 35

Portfolio Breakdown

Franklin High Yield Tax-Free Income Fund 2/29/12

% of Total
Long-Term Investments*

Utilities	19.0%
Transportation	18.0%
Hospital & Health Care	17.2%
Tax-Supported	10.6%
General Obligation	9.0%
Corporate-Backed	6.3%
Subject to Government Appropriations	5.6%
Other Revenue	5.6%
Refunded	5.3%
Higher Education	2.3%
Housing	1.1%

*Does not include short-term investments and other net assets.

Manager’s Discussion

We used various investment strategies during the 12 months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

During the reporting period, the Fund continued to generate high, current, tax-free income for its shareholders. Consistent with our strategy, the Fund did not use leverage or credit derivatives to boost short-term returns, and we were careful to not overexpose the portfolio to any one credit sector.

Thank you for your continued participation in Franklin High Yield Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

36 | Annual Report

Performance Summary as of 2/29/12

Franklin High Yield Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRHIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.99	$10.59	$9.60
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5243
Class B (Symbol: FYIBX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.00	$10.68	$9.68
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4705
Class C (Symbol: FHYIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.02	$10.75	$9.73
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4696
Advisor Class (Symbol: FHYVX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.00	$10.63	$9.63
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5340

Annual Report | 37

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	16.20%	+	25.49%	+	71.15%
Average Annual Total Return[2]		+	11.22%	+	3.74%	+	5.06%
Avg. Ann. Total Return (3/31/12)[3]		+	11.90%	+	3.78%	+	5.15%
Distribution Rate[4]	4.39%
Taxable Equivalent Distribution Rate[5]	6.75%
30-Day Standardized Yield[6]	3.70%
Taxable Equivalent Yield[5]	5.69%
Total Annual Operating Expenses[7]	0.63%
Class B			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	15.56%	+	22.13%	+	63.56%
Average Annual Total Return[2]		+	11.56%	+	3.75%	+	5.04%
Avg. Ann. Total Return (3/31/12)[3]		+	12.33%	+	3.79%	+	5.14%
Distribution Rate[4]	3.98%
Taxable Equivalent Distribution Rate[5]	6.12%
30-Day Standardized Yield[6]	3.31%
Taxable Equivalent Yield[5]	5.09%
Total Annual Operating Expenses[7]	1.18%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	15.68%	+	22.17%	+	62.07%
Average Annual Total Return[2]		+	14.68%	+	4.09%	+	4.95%
Avg. Ann. Total Return (3/31/12)[3]		+	15.32%	+	4.13%	+	5.03%
Distribution Rate[4]	3.95%
Taxable Equivalent Distribution Rate[5]	6.08%
30-Day Standardized Yield[6]	3.32%
Taxable Equivalent Yield[5]	5.11%
Total Annual Operating Expenses[7]	1.18%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	16.37%	+	26.25%	+	72.29%
Average Annual Total Return[2]		+	16.37%	+	4.77%	+	5.59%
Avg. Ann. Total Return (3/31/12)[3]		+	17.02%	+	4.82%	+	5.67%
Distribution Rate[4]	4.67%
Taxable Equivalent Distribution Rate[5]	7.18%
30-Day Standardized Yield[6]	3.98%
Taxable Equivalent Yield[5]	6.12%
Total Annual Operating Expenses[7]	0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

38 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

40 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. In general, an investor is paid a higher yield to assume a greater degree of credit risk. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 1/3/06, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/3/06, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/3/06, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/3/06 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +37.01% and +5.25%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 41

Your Fund’s Expenses

Franklin High Yield Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

42 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,080.50	$3.36
Hypothetical (5% return before expenses)	$1,000	$1,021.63	$3.27
Class B
Actual	$1,000	$1,077.90	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.02
Class C
Actual	$1,000	$1,077.30	$6.20
Hypothetical (5% return before expenses)	$1,000	$1,018.90	$6.02
Advisor Class
Actual	$1,000	$1,081.80	$2.85
Hypothetical (5% return before expenses)	$1,000	$1,022.13	$2.77

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.65%; B: 1.20%; C: 1.20%; and Advisor: 0.55%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 43

Franklin Insured Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Insured Tax-Free Income Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1 The Fund invests predominantly in insured municipal securities.2

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.39 on February 28, 2011, to $12.37 on February 29, 2012. The Fund’s

1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. Fund shares are not insured by any U.S. or other government agency. They are subject to market risks and will fluctuate in value.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 147.

44 | Annual Report

Dividend Distributions*
Franklin Insured Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March 2011	4.30 cents	3.82 cents	3.80 cents	4.39 cents
April 2011	4.30 cents	3.82 cents	3.80 cents	4.39 cents
May 2011	4.30 cents	3.82 cents	3.80 cents	4.39 cents
June 2011	4.35 cents	3.86 cents	3.84 cents	4.44 cents
July 2011	4.35 cents	3.86 cents	3.84 cents	4.44 cents
August 2011	4.35 cents	3.86 cents	3.84 cents	4.44 cents
September 2011	4.35 cents	3.81 cents	3.80 cents	4.44 cents
October 2011	4.35 cents	3.81 cents	3.80 cents	4.44 cents
November 2011	4.35 cents	3.81 cents	3.80 cents	4.44 cents
December 2011**	5.48 cents	4.69 cents	4.72 cents	5.63 cents
January 2012	2.82 cents	2.41 cents	2.42 cents	2.89 cents
February 2012	4.15 cents	3.55 cents	3.57 cents	4.26 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/20/11 and 12/30/11 for each class as follows: Class A, 4.15 cents and 1.33 cents; Class B, 3.55 cents and 1.14 cents; Class C, 3.57 cents and 1.15 cents; and Advisor Class, 4.26 cents and 1.37 cents.

Class A shares paid dividends totaling 51.50 cents per share for the same period.3 The Performance Summary beginning on page 47 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.67%, based on an annualization of the current 3.95 cent per share dividend and the maximum offering price of $12.92 on February 29, 2012. An investor in the 2012 maximum federal income tax bracket of 35.00% would need to earn a distribution rate of 5.65% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary. The reduction in dividend distributions from the start to the end of the period under review reflected generally declining interest rates. Additionally, investor demand was strong for municipal bonds in an environment of limited tax-exempt supply. These factors resulted in reduced income for the portfolio and caused dividends to decline overall.

3. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Annual Report | 45

Manager’s Discussion

We used various investment strategies during the 12 months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

During the reporting period, we limited Fund purchases to bonds insured by Assured Guaranty and non-insured bonds rated AA or higher by independent credit rating agencies. The municipal bond insurance industry has gone through significant downgrades since the 2008 financial crisis. As a result, Assured Guaranty was the only major municipal bond insurer currently providing new municipal bond insurance. Aside from Berkshire Hathaway Assurance, Assured Guaranty was the only insurer that carried a rating in the AA category. Since October 2010, when Standard & Poor’s downgraded Assured Guaranty to AA+ from AAA, no municipal bond insurers have been rated AAA.

We will continue to closely monitor the municipal insurance industry’s progress and the market for insured bonds. As always, we strive for solid performance on a relative value basis with a focus on income and credit safety.

Thank you for your continued participation in Franklin Insured Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

46 | Annual Report

Performance Summary as of 2/29/12

Franklin Insured Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FTFIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.98	$12.37	$11.39
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5150
Class B (Symbol: FBITX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.98	$12.43	$11.45
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4511
Class C (Symbol: FRITX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.99	$12.52	$11.53
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4503
Advisor Class (Symbol: FINZX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.97	$12.36	$11.39
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5265

Annual Report | 47

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	13.40%	+	25.06%	+	58.98%
Average Annual Total Return[2]		+	8.54%	+	3.66%	+	4.29%
Avg. Ann. Total Return (3/31/12)[3]		+	8.95%	+	3.64%	+	4.43%
Distribution Rate[4]	3.67%
Taxable Equivalent Distribution Rate[5]	5.65%
30-Day Standardized Yield[6]	2.78%
Taxable Equivalent Yield[5]	4.28%
Total Annual Operating Expenses[7]	0.63%
Class B			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.73%	+	21.66%	+	52.18%
Average Annual Total Return[2]		+	8.73%	+	3.65%	+	4.29%
Avg. Ann. Total Return (3/31/12)[3]		+	9.20%	+	3.62%	+	4.43%
Distribution Rate[4]	3.24%
Taxable Equivalent Distribution Rate[5]	4.98%
30-Day Standardized Yield[6]	2.36%
Taxable Equivalent Yield[5]	3.63%
Total Annual Operating Expenses[7]	1.18%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.72%	+	21.78%	+	50.70%
Average Annual Total Return[2]		+	11.72%	+	4.02%	+	4.19%
Avg. Ann. Total Return (3/31/12)[3]		+	12.19%	+	3.99%	+	4.33%
Distribution Rate[4]	3.22%
Taxable Equivalent Distribution Rate[5]	4.95%
30-Day Standardized Yield[6]	2.37%
Taxable Equivalent Yield[5]	3.65%
Total Annual Operating Expenses[7]	1.18%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	13.42%	+	25.42%	+	59.43%
Average Annual Total Return[2]		+	13.42%	+	4.63%	+	4.78%
Avg. Ann. Total Return (3/31/12)[3]		+	13.90%	+	4.62%	+	4.93%
Distribution Rate[4]	3.93%
Taxable Equivalent Distribution Rate[5]	6.05%
30-Day Standardized Yield[6]	3.01%
Taxable Equivalent Yield[5]	4.63%
Total Annual Operating Expenses[7]	0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

48 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 49

Performance Summary *(continued)*

Average Annual Total Return

Class C	2/29/12
1-Year	+11.72%
5-Year	+4.02%
10-Year	+4.19%

Class C (3/1/02–2/29/12)

$20,000
$15,000
$10,000
$5,000
3/02
2/04
2/06
2/08
2/10
2/12
$16,794
$15,070
$12,804
Franklin Insured Tax-Free Income Fund
BC Municipal Bond Index
CPI

Average Annual Total Return

Advisor Class[8]	2/29/12
1-Year	+13.42%
5-Year	+4.63%
10-Year	+4.78%

Advisor Class (3/1/02–2/29/12)[8]

$20,000
$15,000
$10,000
$5,000
3/02
2/04
2/06
2/08
2/10
2/12
$16,794
$15,943
$12,804
Franklin Insured Tax-Free Income Fund
BC Municipal Bond Index
CPI

50 | Annual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the 2012 maximum federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +22.98% and +5.81%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 51

Your Fund’s Expenses

Franklin Insured Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

52 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,060.50	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,021.78	$3.12
Class B
Actual	$1,000	$1,057.20	$6.04
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$5.92
Class C
Actual	$1,000	$1,056.80	$5.98
Hypothetical (5% return before expenses)	$1,000	$1,019.05	$5.87
Advisor Class
Actual	$1,000	$1,060.20	$2.66
Hypothetical (5% return before expenses)	$1,000	$1,022.28	$2.61

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.62%; B: 1.18%; C: 1.17%; and Advisor: 0.52%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 53

Franklin Massachusetts Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin Massachusetts Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and Massachusetts personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin Massachusetts Tax-Free Income Fund’s annual report for the fiscal year ended February 29, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.11 on February 28, 2011, to $12.02 on February 29, 2012. The Fund’s Class A shares paid dividends totaling 46.68 cents per share for the same period.2 The Performance Summary beginning on page 58 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.

2. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 166.

54 | Annual Report

Dividend Distributions*
Franklin Massachusetts Tax-Free Income Fund
Dividend per Share
Month	Class A	Class C	Advisor Class
March 2011	3.88 cents	3.40 cents	3.97 cents
April 2011	3.88 cents	3.40 cents	3.97 cents
May 2011	3.88 cents	3.40 cents	3.97 cents
June 2011	3.88 cents	3.38 cents	3.97 cents
July 2011	3.88 cents	3.38 cents	3.97 cents
August 2011	3.88 cents	3.38 cents	3.97 cents
September 2011	3.88 cents	3.34 cents	3.97 cents
October 2011	3.88 cents	3.34 cents	3.97 cents
November 2011	3.88 cents	3.34 cents	3.97 cents
December 2011**	5.13 cents	4.40 cents	5.25 cents
January 2012	2.63 cents	2.26 cents	2.69 cents
February 2012	3.88 cents	3.33 cents	3.97 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/20/11 and 12/30/11 for each class as follows: Class A, 3.88 cents and 1.25 cents; Class C, 3.33 cents and 1.07 cents; and Advisor Class, 3.97 cents and 1.28 cents.

3.60%, based on an annualization of the current 3.77 cent per share dividend and the maximum offering price of $12.55 on February 29, 2012. An investor in the 2012 maximum combined effective federal and Massachusetts personal income tax bracket of 38.45% would need to earn a distribution rate of 5.85% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class C and Advisor shares’ performance, please see the Performance Summary.

Commonwealth Update

Massachusetts’s diverse economy continued to recover at a faster pace than the national average. While the commonwealth’s housing market remained weak, it showed signs of improvement as its foreclosure rate remained well below the national average and the number of housing permits continued to grow. The commonwealth’s improving economy resulted in job gains for sectors such as professional and business services, leisure and hospitality, and other services. Sectors that lost jobs included information, financial activities and construction. Massachusetts’s unemployment rate was 6.9% in February

Annual Report | 55

Portfolio Breakdown
Franklin Massachusetts
Tax-Free Income Fund
2/29/12

% of Total
Long-Term Investments*

Higher Education	23.1%
Other Revenue	16.3%
Tax-Supported	13.0%
Refunded	12.8%
Transportation	9.1%
Hospital & Health Care	8.7%
General Obligation	8.1%
Utilities	6.8%
Housing	2.1%

*Does not include short-term investments and other net assets.

2012, remaining well below the 8.3% national rate.3 Massachusetts has led the New England region in recovery, and its key economic anchors, centered on higher education, health care, and technology and defense contracting, are expected to contribute to further economic growth prospects over time. Ongoing challenges include high business and housing costs, slow population growth with negative migration trends, net job losses during the last two recessions and subsequent expansions, and the potential for future health care industry downsizing.

The commonwealth has effectively managed its finances during economic downturns and promptly identified and closed budget gaps through new revenues, spending cuts and prudent use of reserves. It ended fiscal year 2011 with a general fund surplus due to higher-than-expected tax revenues. Preliminary reports of tax collections for fiscal year 2012 through the end of December indicated continued revenue growth despite a decrease in personal income tax estimated payments. The enacted fiscal year 2012 budget was balanced by reducing expenditures while drawing from the Budget Stabilization Fund, which could result in a slight cushion, although the withdrawal would be subject to reduction or elimination if revenue collections increase.

Massachusetts’s debt levels were among the nation’s highest, with net tax-supported debt at 9.5% of personal income and $4,711 per capita, compared with the 2.8% and $1,066 national medians.4 Independent credit rating agency Moody’s Investors Service affirmed its Aa1 rating and stable outlook on Massachusetts’s general obligation bonds.5 The rating reflected the commonwealth’s high wealth and education attainment levels, demonstrated willingness to increase revenues and cut expenditures to balance the budget, as well as a sizable and high-wage education and health services sector that has helped offset job losses and maintain a degree of economic stability, high debt levels and adequate budget reserves. One future challenge may be its relatively low pension funding levels. The outlook reflected the commonwealth’s improving revenues, efforts to regain structural budget balance by reducing use of onetime resources, and Moody’s expectation that Massachusetts would continue to proactively close any budget gaps and rebuild reserves as its economic recovery continues.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Moody’s rating of the Fund.

56 | Annual Report

Manager’s Discussion

We used various investment strategies during the 12 months under review as we sought to maximize tax-free income for shareholders. Please read the discussion on page 6 for details.

Thank you for your continued participation in Franklin Massachusetts Tax-Free Income Fund. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders.

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2012, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Annual Report | 57

Performance Summary as of 2/29/12

Franklin Massachusetts Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FMISX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.91	$12.02	$11.11
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4668
Long-Term Capital Gain	$0.0007
Total	$0.4675
Class C (Symbol: FMAIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.92	$12.14	$11.22
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4042
Long-Term Capital Gain	$0.0007
Total	$0.4049
Advisor Class (Symbol: n/a)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	0.91	$12.02	$11.11
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4777
Long-Term Capital Gain	$0.0007
Total	$0.4784

58 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.65%	+	24.18%	+	58.42%
Average Annual Total Return[2]		+	7.89%	+	3.53%	+	4.25%
Avg. Ann. Total Return (3/31/12)[3]		+	7.97%	+	3.42%	+	4.35%
Distribution Rate[4]	3.60%
Taxable Equivalent Distribution Rate[5]	5.85%
30-Day Standardized Yield[6]	2.54%
Taxable Equivalent Yield[5]	4.13%
Total Annual Operating Expenses[7]	0.66%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.01%	+	20.90%	+	50.18%
Average Annual Total Return[2]		+	11.01%	+	3.87%	+	4.15%
Avg. Ann. Total Return (3/31/12)[3]		+	11.16%	+	3.75%	+	4.24%
Distribution Rate[4]	3.16%
Taxable Equivalent Distribution Rate[5]	5.13%
30-Day Standardized Yield[6]	2.12%
Taxable Equivalent Yield[5]	3.44%
Total Annual Operating Expenses[7]	1.21%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	12.76%	+	24.51%	+	58.83%
Average Annual Total Return[2]		+	12.76%	+	4.48%	+	4.74%
Avg. Ann. Total Return (3/31/12)[3]		+	13.00%	+	4.38%	+	4.84%
Distribution Rate[4]	3.87%
Taxable Equivalent Distribution Rate[5]	6.29%
30-Day Standardized Yield[6]	2.76%
Taxable Equivalent Yield[5]	4.48%
Total Annual Operating Expenses[7]	0.56%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 59

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

60 | Annual Report

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/11 for the maximum combined effective federal and Massachusetts personal income tax rate of 38.45%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +21.57% and +7.61%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Annual Report | 61

Your Fund’s Expenses

Franklin Massachusetts Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

62 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,060.40	$3.38
Hypothetical (5% return before expenses)	$1,000	$1,021.58	$3.32
Class C
Actual	$1,000	$1,057.80	$6.19
Hypothetical (5% return before expenses)	$1,000	$1,018.85	$6.07
Advisor Class
Actual	$1,000	$1,060.90	$2.87
Hypothetical (5% return before expenses)	$1,000	$1,022.08	$2.82

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.66%; C: 1.21% and Advisor: 0.56%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Annual Report | 63

Franklin New Jersey Tax-Free Income Fund

Your Fund’s Goal and Main Investments: Franklin New Jersey Tax-Free Income Fund seeks to provide as high a level of income exempt from federal and New Jersey personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its net assets in securities that pay interest free from such taxes.1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

*Standard & Poor’s (S&P) is the primary independent rating agency source. Moody’s is secondary, and Fitch, if available, is used for securities not rated by Moody’s or S&P. The ratings are an indication of an issuer’s creditworthiness, with long-term ratings typically ranging from AAA (highest) to Below Investment Grade (lowest; includes ratings BB to D). This methodology differs from that used in Fund marketing materials.

**Does not include short-term investments and other net assets.

We are pleased to bring you Franklin New Jersey Tax-Free Income Fund’s annual report for the fiscal year ended February 29, 2012.

Performance Overview

The Fund’s Class A share price, as measured by net asset value, increased from $11.49 on February 28, 2011, to $12.55 on February 29, 2012. The Fund’s Class A shares paid dividends totaling 52.47 cents per share for the same period.2 The Performance Summary beginning on page 68 shows that at the

1. For state personal income taxes, the 80% minimum is measured by total Fund assets. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds,

U.	S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2.	All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 173.

64 | Annual Report

Dividend Distributions*
Franklin New Jersey Tax-Free Income Fund
Dividend per Share
Month	Class A	Class B	Class C	Advisor Class
March 2011	4.34 cents	3.84 cents	3.83 cents	4.43 cents
April 2011	4.34 cents	3.84 cents	3.83 cents	4.43 cents
May 2011	4.34 cents	3.84 cents	3.83 cents	4.43 cents
June 2011	4.36 cents	3.86 cents	3.85 cents	4.45 cents
July 2011	4.36 cents	3.86 cents	3.85 cents	4.45 cents
August 2011	4.36 cents	3.86 cents	3.85 cents	4.45 cents
September 2011	4.36 cents	3.83 cents	3.79 cents	4.45 cents
October 2011	4.36 cents	3.83 cents	3.79 cents	4.45 cents
November 2011	4.36 cents	3.83 cents	3.79 cents	4.45 cents
December 2011**	5.54 cents	4.86 cents	4.82 cents	5.68 cents
January 2012	3.18 cents	2.78 cents	2.76 cents	3.26 cents
February 2012	4.36 cents	3.82 cents	3.79 cents	4.47 cents

*Assumes shares were purchased and held for the entire accrual period, which differs from the calendar month. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

**The December per-share dividend distribution consisted of payments on 12/21/11 and 12/30/11 for each class as follows: Class A, 4.36 cents and 1.18 cents; Class B, 3.82 cents and 1.04 cents; Class C, 3.79 cents and 1.03 cents; and Advisor Class, 4.47 cents and 1.21 cents.

end of this reporting period the Fund’s Class A shares’ distribution rate was 3.90%, based on an annualization of the current 4.26 cent per share dividend and the maximum offering price of $13.11 on February 29, 2012. An investor in the 2012 maximum combined effective federal and New Jersey personal income tax bracket of 40.83% would need to earn a distribution rate of 6.59% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For the Fund’s Class B, C and Advisor shares’ performance, please see the Performance Summary.

State Update

New Jersey’s broad and diverse economy, with an industry mix that mirrors the nation’s, continued to recover at a slower pace than the nation. Although its wealth and income levels per capita continued to be higher than for most states, its per-capita household debt was above average with a delinquency rate among the nation’s highest. The state’s foreclosure rate remained well below the national average and new housing permit issuance increased; however, home prices continued to decease in many areas. The state’s slowly improving

Annual Report | 65

economy experienced sluggish job growth and resulted in a significant loss for the information sector. Most other sectors delivered gains, led by increases in education and health services, other services and construction. New Jersey’s unemployment rate remained elevated, at 9.0% in February 2012, compared to the 8.3% national rate.3

The state has solid budget management practices, with formally scheduled revenue and expenditure forecast updates and a strong executive system that gives the governor some flexibility in reducing enacted budgets without legislative approval. The state’s reliance on appropriation-backed debt backed up by consistent related funding is also favorable. New Jersey closed its fiscal year 2011 budget with a positive fund balance about twice the amount originally budgeted, as a result of relatively flat appropriations and better-than-expected revenue growth during the second half of the fiscal year. The enacted fiscal year 2012 budget absorbed the loss of federal stimulus funds and decreased reliance on nonrecurring resources, although remaining structurally balanced could be challenging. While the total budget was slightly less than in fiscal year 2011, state officials expected supplemental appropriations might be needed if savings on Transitional Aid to cities and other categories were not realized. In addition to decreasing Transitional Aid, fiscal year 2012 budget savings included pension reform, health care reform and plan redesign, and prepayment of fiscal year 2012 school construction aid during fiscal year 2011. An ongoing lawsuit regarding reforms to the state’s largest pension fund may reverse these reforms and related savings, and underfunding of pensions in general is a concern. Other challenges include decreased reserves and liquidity, and revenue growth that may not keep up with fixed costs.

New Jersey’s debt levels were among the nation’s highest, with net tax-supported debt at 7.9% of personal income and $3,940 per capita, compared with the 2.8% and $1,066 national medians.4 Independent credit rating agency Moody’s Investors Service assigned the state’s general obligation bonds a rating of Aa3 with a stable outlook.5 The rating reflected the state’s relatively weak finances and the expectation that recovery would be unlikely in the medium term due to rapidly rising fixed costs, slow economic recovery and no specific plan to improve reserves. The outlook reflected recent state revenue growth that indicated some economic stability, less reliance on nonrecurring resources to balance the fiscal year 2012 budget and proactive steps to control long-term liability growth, including pension and other post-employment benefit reforms.

3. Source: Bureau of Labor Statistics.

4. Source: Moody’s Investors Service, “Special Comment: 2011 State Debt Medians Report,” 6/3/11.

5. This does not indicate Moody’s rating of the Fund.

66 | Annual Report

Annual Report | 67

Performance Summary as of 2/29/12

Franklin New Jersey Tax-Free Income Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information
Class A (Symbol: FRNJX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.06	$12.55	$11.49
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5247
Class B (Symbol: FNJBX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.06	$12.62	$11.56
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4620
Class C (Symbol: FNIIX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.08	$12.68	$11.60
Distributions (3/1/11–2/29/12)
Dividend Income	$0.4593
Advisor Class (Symbol: FNJZX)			Change	2/29/12	2/28/11
Net Asset Value (NAV)		+$	1.06	$12.55	$11.49
Distributions (3/1/11–2/29/12)
Dividend Income	$0.5362

68 | Annual Report

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total returns include maximum sales charges. Class A: 4.25% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Class A			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	14.09%	+	27.38%	+	64.02%
Average Annual Total Return[2]		+	9.24%	+	4.06%	+	4.61%
Avg. Ann. Total Return (3/31/12)[3]		+	10.03%	+	4.05%	+	4.78%
Distribution Rate[4]	3.90%
Taxable Equivalent Distribution Rate[5]	6.59%
30-Day Standardized Yield[6]	2.63%
Taxable Equivalent Yield[5]	4.44%
Total Annual Operating Expenses[7]	0.63%
Class B			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	13.42%	+	23.90%	+	57.09%
Average Annual Total Return[2]		+	9.42%	+	4.04%	+	4.62%
Avg. Ann. Total Return (3/31/12)[3]		+	10.30%	+	4.04%	+	4.78%
Distribution Rate[4]	3.46%
Taxable Equivalent Distribution Rate[5]	5.85%
30-Day Standardized Yield[6]	2.20%
Taxable Equivalent Yield[5]	3.72%
Total Annual Operating Expenses[7]	1.17%
Class C			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	13.52%	+	24.05%	+	55.26%
Average Annual Total Return[2]		+	12.52%	+	4.41%	+	4.50%
Avg. Ann. Total Return (3/31/12)[3]		+	13.21%	+	4.39%	+	4.66%
Distribution Rate[4]	3.45%
Taxable Equivalent Distribution Rate[5]	5.83%
30-Day Standardized Yield[6]	2.20%
Taxable Equivalent Yield[5]	3.72%
Total Annual Operating Expenses[7]	1.18%
Advisor Class[8]			1-Year		5-Year		10-Year
Cumulative Total Return[1]		+	14.20%	+	27.83%	+	64.60%
Average Annual Total Return[2]		+	14.20%	+	5.03%	+	5.11%
Avg. Ann. Total Return (3/31/12)[3]		+	15.00%	+	5.04%	+	5.27%
Distribution Rate[4]	4.18%
Taxable Equivalent Distribution Rate[5]	7.06%
30-Day Standardized Yield[6]	2.86%
Taxable Equivalent Yield[5]	4.83%
Total Annual Operating Expenses[7]	0.53%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Annual Report | 69

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

70 | Annual Report

Annual Report | 71

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Since the Fund concentrates its investments in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

4. Distribution rate is based on an annualization of the respective class’s current monthly dividend and the maximum offering price (NAV for Classes B, C and Advisor) per share on 2/29/12.

5. Taxable equivalent distribution rate and yield assume the published rates as of 12/28/11 for the maximum combined effective federal and New Jersey personal income tax rate of 40.83%, based on the federal income tax rate of 35.00%.

6. The 30-day standardized yield for the month ended 2/29/12 reflects an estimated yield to maturity (assuming all portfolio securities are held to maturity). It should be regarded as an estimate of the Fund’s rate of investment income, and it may not equal the Fund’s actual income distribution rate (which reflects the Fund’s past dividends paid to shareholders) or the income reported in the Fund’s financial statements.

7. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

8. Effective 7/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 7/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 7/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 7/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +25.37% and +6.37%.

9. Source: © 2012 Morningstar. The BC Municipal Bond Index is a market value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must be fixed rate, have at least one year to final maturity and be rated investment grade (Baa3/BBB- or higher) by at least two of the following agencies: Moody’s, Standard & Poor’s and Fitch. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

72 | Annual Report

Your Fund’s Expenses

Franklin New Jersey Tax-Free Income Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Annual Report | 73

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 9/1/11	Value 2/29/12	Period* 9/1/11–2/29/12
Actual	$1,000	$1,066.40	$3.29
Hypothetical (5% return before expenses)	$1,000	$1,021.68	$3.22
Class B
Actual	$1,000	$1,063.20	$6.05
Hypothetical (5% return before expenses)	$1,000	$1,019.00	$5.92
Class C
Actual	$1,000	$1,063.60	$6.11
Hypothetical (5% return before expenses)	$1,000	$1,018.95	$5.97
Advisor Class
Actual	$1,000	$1,066.90	$2.72
Hypothetical (5% return before expenses)	$1,000	$1,022.23	$2.66

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 0.64%; B: 1.18%; C: 1.19%; and Advisor: 0.53%), multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

74 | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 75

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

76 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bFor the period July 15, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 77

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 95.0%		
U.S. Territories 95.0%		
Guam 14.2%		
Guam Education Financing Foundation COP, 5.00%, 10/01/23	$ 2,500,000	$ 2,514,100
Guam Government Business Privilege Tax Revenue, Series A,		
5.25%, 1/01/36	5,000,000	5,537,550
5.125%, 1/01/42	21,040,000	22,910,245
Guam Government Hotel Occupancy Tax Revenue, Refunding, Series A, 6.50%, 11/01/40	10,000,000	11,405,900
Guam Government Limited Obligation Revenue, Section 30, Series A,		
5.375%, 12/01/24	5,195,000	5,513,298
5.625%, 12/01/29	3,850,000	4,127,508
5.75%, 12/01/34	10,430,000	11,056,426
Guam International Airport Authority Revenue,		
Series A, NATL Insured, 5.25%, 10/01/20	1,725,000	1,769,143
Series A, NATL Insured, 5.25%, 10/01/22	700,000	713,398
Series B, NATL Insured, 5.25%, 10/01/22	1,000,000	1,019,140
Series B, NATL Insured, 5.25%, 10/01/23	1,000,000	1,015,930
Series C, NATL Insured, 5.25%, 10/01/21	5,000,000	5,002,750
Series C, NATL Insured, 5.00%, 10/01/23	5,000,000	5,023,800
Guam Power Authority Revenue, Refunding, Series A,		
5.50%, 10/01/30	3,000,000	3,065,640
5.50%, 10/01/40	19,800,000	20,137,392
NATL Insured, 5.125%, 10/01/29	1,975,000	1,975,217
NATL Insured, 5.25%, 10/01/34	7,000,000	6,999,860
		109,787,297
Puerto Rico 70.9%		
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds, Refunding, 5.50%, 5/15/39	5,000,000	4,916,450
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,		
6.00%, 7/01/38	3,100,000	3,356,711
Assured Guaranty, 5.125%, 7/01/47	23,620,000	24,475,516
Puerto Rico Commonwealth GO,		
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	2,395,000	2,728,504
Public Improvement, Refunding, Series A, 5.50%, 7/01/32	10,000,000	10,415,800
Public Improvement, Refunding, Series A, 6.00%, 7/01/40	5,000,000	5,545,450
Public Improvement, Refunding, Series A, 5.75%, 7/01/41	6,000,000	6,536,880
Public Improvement, Refunding, Series B, 5.25%, 7/01/32	2,500,000	2,594,600
Public Improvement, Refunding, Series B, 5.75%, 7/01/38	4,000,000	4,300,960
Public Improvement, Refunding, Series C, 6.00%, 7/01/39	18,950,000	20,717,466
Public Improvement, Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/27	3,500,000	3,881,220
Public Improvement, Series A, 5.375%, 7/01/28	1,300,000	1,303,510
Public Improvement, Series A, 6.00%, 7/01/38	3,000,000	3,257,040
Public Improvement, Series A, FGIC Insured, 5.125%, 7/01/31	3,315,000	3,316,856
Refunding, Series C, Sub Series C-7, NATL Insured, 6.00%, 7/01/28	1,195,000	1,316,747
Series A, 5.25%, 7/01/29	2,100,000	2,205,084
Series A, 5.25%, 7/01/30	8,575,000	8,987,372

78 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,		
NATL Insured, 5.50%, 7/01/28	$ 5,000,000	$ 5,698,200
Refunding, Series AA-2, 5.30%, 7/01/35	5,750,000	6,025,310
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/32	2,000,000	2,317,980
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	2,000,000	2,286,400
Series Y, Pre-Refunded, 5.50%, 7/01/36	11,850,000	14,374,524
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,		
Refunding, Series H, 5.00%, 7/01/35	15,000	15,123
Refunding, Series H, 5.45%, 7/01/35	3,980,000	4,183,378
Refunding, Series L, NATL Insured, 5.25%, 7/01/24	2,205,000	2,430,285
Refunding, Series M, 5.00%, 7/01/37	5,455,000	5,564,373
Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	18,000,000	19,110,780
Series D, Pre-Refunded, 5.375%, 7/01/36	6,990,000	7,104,846
Series H, Pre-Refunded, 5.00%, 7/01/35	85,000	90,381
Series H, Pre-Refunded, 5.45%, 7/01/35	9,975,000	10,142,879
Series K, Pre-Refunded, 5.00%, 7/01/40	9,500,000	10,927,090
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,		
Refunding, Series C, FGIC Insured, 5.50%, 7/01/22	6,285,000	7,069,808
Series B, 5.00%, 7/01/37	15,250,000	15,533,497
Series B, 5.00%, 7/01/37	5,500,000	5,588,715
Series B, 5.00%, 7/01/41	6,090,000	6,161,984
Puerto Rico Convention Center District Authority Hotel Occupancy Tax Revenue, Series A, AMBAC Insured, 5.00%, 7/01/31	18,665,000	19,137,224
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series SS, AGMC Insured, 5.00%, 7/01/30	3,015,000	3,147,841
Refunding, Series UU, CIFG Insured, 5.00%, 7/01/26	6,500,000	6,872,320
Refunding, Series ZZ, 5.25%, 7/01/26	2,500,000	2,784,725
Series CCC, 5.25%, 7/01/27	5,000,000	5,554,300
Series CCC, 5.25%, 7/01/28	3,000,000	3,323,520
Series TT, 5.00%, 7/01/32	10,800,000	11,218,068
Series TT, 5.00%, 7/01/37	2,235,000	2,294,675
Series WW, 5.50%, 7/01/38	6,965,000	7,466,759
Series XX, 5.75%, 7/01/36	15,000,000	16,639,950
Series XX, 5.25%, 7/01/40	24,700,000	25,867,569
Puerto Rico HFAR,		
Capital Fund Modernization, 5.125%, 12/01/27	8,500,000	9,279,705
Capital Fund Program, 4.60%, 12/01/24	3,425,000	3,522,304
Puerto Rico HFC, HMR, MBS, Series A, GNMA Secured, 5.20%, 12/01/33	9,215,000	9,220,898
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Educational Facilities Revenue, University Plaza Project, Series A, NATL Insured, 5.00%, 7/01/33	6,000,000	6,006,060
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Financing Authority Hospital Revenue,		
Auxilio Mutuo Obligated Group, Refunding, Series A, 6.00%, 7/01/33	5,000,000	5,509,500
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.125%, 8/01/25	2,500,000	2,509,225
Dr. Pila Hospital Project, Refunding, FHA Insured, 6.25%, 8/01/32	500,000	501,895

Annual Report | 79

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Industrial Revenue,
Guaynabo Municipal Government, 5.625%, 7/01/15	$3,305,000	$3,312,436
Guaynabo Municipal Government, 5.625%, 7/01/22	3,160,000	3,162,718
Guaynabo Warehouse, Series A, 5.15%, 7/01/19	1,015,000	1,041,847
Guaynabo Warehouse, Series A, 5.20%, 7/01/24	4,120,000	4,220,240
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Revenue,
Ana G. Mendez University System Project, Refunding, 5.375%, 12/01/21	1,865,000	1,897,376
Ana G. Mendez University System Project, Refunding, 5.375%, 2/01/29	7,850,000	7,852,119
Inter American University of Puerto Rico Project, NATL Insured, 4.25%, 10/01/24	1,000,000	1,000,940
Inter American University of Puerto Rico Project, NATL Insured, 4.375%, 10/01/25	1,000,000	1,006,860
Inter American University of Puerto Rico Project, NATL Insured, 4.50%, 10/01/29	3,750,000	3,755,288
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue,
Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	5,970,000	5,971,015
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	9,485,000	10,181,768
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured,
5.75%, 8/01/12	7,500,000	7,527,225
5.00%, 8/01/27	3,500,000	3,516,940
5.00%, 8/01/30	3,500,000	3,623,795
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
Refunding, Series M, 6.25%, 7/01/21	5,000,000	5,953,750
Refunding, Series N, 5.00%, 7/01/32	5,000,000	5,157,400
Refunding, Series N, 5.00%, 7/01/37	10,000,000	10,200,500
Refunding, Series P, 6.50%, 7/01/30	5,000,000	5,776,000
Refunding, Series P, 6.75%, 7/01/36	5,000,000	5,755,350
Refunding, Series Q, 5.625%, 7/01/39	8,985,000	9,585,917
Series D, Pre-Refunded, 5.375%, 7/01/33	4,070,000	4,135,527
Series I, 5.25%, 7/01/33	2,450,000	2,517,669
Series I, 5.00%, 7/01/36	4,000,000	4,050,440
Series I, Pre-Refunded, 5.25%, 7/01/33	50,000	55,464
Series I, Pre-Refunded, 5.375%, 7/01/34	5,000,000	5,560,800
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31	5,000,000	5,359,950
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter,
8/01/33	7,000,000	5,720,960
first sub., Series A, 5.75%, 8/01/37	1,000,000	1,111,170
first sub., Series A, 6.00%, 8/01/42	17,850,000	20,203,522
first sub., Series C, 5.25%, 8/01/41	2,500,000	2,691,525
Series A, 5.25%, 8/01/57	15,000,000	15,925,200
Series C, 5.25%, 8/01/40	4,560,000	5,059,594
		548,229,562

80 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Double Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
U.S. Virgin Islands 9.9%		
Virgin Islands HFA, SFR, Refunding, Series A, GNMA Secured,		
6.45%, 3/01/16	$ 35,000	$ 35,027
6.50%, 3/01/25	210,000	208,148
Virgin Islands PFAR,		
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/26	5,000,000	5,192,800
Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	11,720,000	11,920,295
Gross Receipts Taxes Loan Note, Refunding, ACA Insured, 5.00%, 10/01/31	2,500,000	2,588,300
Gross Receipts Taxes Loan Note, Refunding, BHAC Insured, 5.00%, 10/01/28	3,695,000	3,941,678
Matching Fund Loan Note, sub. lien, Series B, 5.00%, 10/01/25	7,665,000	8,250,989
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/29	1,000,000	1,048,760
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/39	4,100,000	4,166,994
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.75%, 10/01/37	7,700,000	8,711,318
Virgin Islands Matching Fund Loan Note, senior lien, Series A, 5.25%, 10/01/24	2,000,000	2,093,860
Virgin Islands Matching Fund Loan Note, Series A, 6.00%, 10/01/39	6,000,000	6,555,780
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	1,525,000	1,634,693
Virgin Islands Port Authority Marine Revenue, Series A, AGMC Insured, 5.00%, 9/01/23	10,000,000	10,006,400
Virgin Islands Water and Power Authority Electric System Revenue,		
Refunding, 5.30%, 7/01/21	1,000,000	1,001,200
Series A, 5.00%, 7/01/31	3,000,000	3,055,890
Series B, AGMC Insured, 5.00%, 7/01/22	2,250,000	2,495,160
Virgin Islands Water and Power Authority Water System Revenue, Refunding, 5.50%, 7/01/17	4,000,000	4,008,400
		76,915,692
Total Municipal Bonds (Cost $691,353,306) 95.0%		734,932,551
Other Assets, less Liabilities 5.0%		38,591,699
Net Assets 100.0%		$773,524,250

See Abbreviations on page 206.

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

82 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 83

Franklin Tax-Free Trust

Financial Highlights *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund

Advisor Class	Year Ended February 28, 2012[a]	2011	2010	2009[b]
Per share operating performance				
(for a share outstanding throughout the year)				
Net asset value, beginning of year	$11.45	$11.60	$11.00	$10.58
Income from investment operations[c]:				
Net investment income[d]	0.40	0.41	0.44	0.11
Net realized and unrealized gains (losses)	0.96	(0.14)	0.61	0.42
Total from investment operations	1.36	0.27	1.05	0.53
Less distributions from net investment income	(0.40)	(0.42)	(0.45)	(0.11)
Net asset value, end of year	$12.41	$11.45	$11.60	$11.00
Total return[e]	12.10%	2.30%	9.70%	5.00%
Ratios to average net assets[f]				
Expenses	0.56%	0.56%	0.57%	0.58%
Net investment income	3.33%	3.55%	3.86%	4.01%
Supplemental data				
Net assets, end of year (000's)	$792,857	$435,837	$144,745	$5,769
Portfolio turnover rate	6.01%	10.11%	3.68%	13.05%

[a]For the year ended February 29.
[b]For the period December 1, 2008 (effective date) to February 28, 2009.
[c]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[d]Based on average daily shares outstanding.
[e]Total return is not annualized for periods less than one year.
[f]Ratios are annualized for periods less than one year.

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 89.4%		
Alabama 3.3%		
Alabama State Public School and College Authority Revenue, Capital Improvement, Refunding, Series A, 5.00%, 5/01/19	$ 7,750,000	$ 9,483,597
Alabama Water Pollution Control Authority Revenue, Revolving Fund Loan, Refunding, Series B, AMBAC Insured, 4.625%, 8/15/13	5,900,000	5,909,027
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%,		
8/01/20	3,535,000	4,239,702
8/01/21	3,535,000	4,183,531
8/01/22	3,535,000	4,142,667
East Alabama Health Care Authority Health Care Facilities Revenue,		
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	10,000,000	11,273,700
Mandatory Put 9/01/18, Series B, 5.50%, 9/01/33	13,500,000	14,833,260
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/13	1,925,000	1,941,286
Tax Anticipation Bond, Series A, NATL Insured, 4.625%, 9/01/14	2,010,000	2,025,457
Tax Anticipation Bond, Series A, NATL Insured, 4.50%, 9/01/15	2,100,000	2,113,839
Huntsville Health Care Authority Revenue, Series A, NATL Insured,		
5.00%, 6/01/17	2,900,000	3,190,638
Pre-Refunded, 4.80%, 6/01/13	2,400,000	2,469,120
Jefferson County GO, Capital Improvement wts., Series A, NATL Insured, 5.00%, 4/01/17	2,195,000	2,014,088
Jefferson County Limited Obligation School wts. Revenue, Series A, 5.25%, 1/01/16	2,000,000	1,976,040
Shelby County Board of Education Revenue, Capital Outlay wts., 5.00%,		
2/01/22	5,250,000	6,296,587
2/01/23	5,520,000	6,571,836
2/01/24	5,055,000	5,934,772
2/01/25	5,920,000	6,940,134
University of Alabama General Revenue, Series A, NATL Insured, 5.00%, 7/01/15	4,070,000	4,439,760
		99,979,041
Alaska 0.1%		
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured Guaranty, 5.00%, 9/01/19	3,650,000	4,388,359
Arizona 6.4%		
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.75%,		
7/01/20	500,000	606,185
7/01/21	500,000	600,945
Arizona Health Facilities Authority Revenue, Banner Health,		
Series A, 5.00%, 1/01/22	8,000,000	8,891,440
Series D, 5.50%, 1/01/22	5,000,000	5,755,200
Series D, 5.00%, 1/01/23	5,000,000	5,567,100
Arizona School Facilities Board COP,		
5.25%, 9/01/19	10,000,000	11,560,000
Refunding, Series A-3, Assured Guaranty, 5.00%, 9/01/19	16,185,000	18,908,774
Arizona School Facilities Board Revenue, Series B, NATL RE, FGIC Insured, 4.00%, 9/01/13	5,000,000	5,240,900
Arizona State COP, Department of Administration,		
Series A, AGMC Insured, 5.00%, 10/01/19	5,650,000	6,631,631
Series A, AGMC Insured, 5.25%, 10/01/21	10,000,000	11,773,000
Series A, AGMC Insured, 5.25%, 10/01/22	40,910,000	47,857,745
Series B, AGMC Insured, 5.00%, 10/01/20	14,860,000	17,276,979

Annual Report | 85

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Arizona State Transportation Board Highway Revenue, Subordinated Highway, Refunding, Series A, 5.00%,		
7/01/24	$ 5,000,000	$ 6,047,400
7/01/25	5,000,000	6,001,300
Arizona State University COP, Research Infrastructure Projects, AMBAC Insured, 5.25%, 9/01/16	2,505,000	2,748,486
Glendale IDA Hospital Revenue, John C. Lincoln Health, Refunding, Series B, 5.00%, 12/01/18	5,605,000	5,809,358
Maricopa County GO, School District No. 97, Deer Valley School Improvement, Series A, NATL RE, FGIC Insured, 4.75%, 7/01/12	4,000,000	4,058,320
Maricopa County Hospital Revenue, Sun Health Corp., Pre-Refunded, 5.00%, 4/01/18	2,000,000	2,272,720
Mesa GO, Refunding, Series A, NATL RE, FGIC Insured, Pre-Refunded, 4.20%, 7/01/16	715,000	722,400
Phoenix Civic Improvement Corp. Airport Revenue, junior lien, Series A, 5.00%,		
7/01/19	1,900,000	2,255,091
7/01/20	1,300,000	1,543,854
7/01/21	4,200,000	4,915,554
Pima County Sewer System Revenue, Series B, 5.00%,		
7/01/24	6,030,000	7,073,793
7/01/25	4,500,000	5,238,900
Scottsdale IDA Hospital Revenue, Scottsdale Healthcare, Refunding, Series A, 5.00%, 9/01/21	4,000,000	4,343,160
Tempe IDA Lease Revenue, State University Foundation, AMBAC Insured, 4.00%,		
7/01/15	1,000,000	1,018,580
7/01/16	1,000,000	1,013,620
University Medical Center Corp. Hospital Revenue, 6.00%, 7/01/24	2,000,000	2,276,080
		198,008,515
Arkansas 0.1%		
Arkansas State Development Finance Authority Revenue, State Agencies Facilities, Corrections, Series B, AGMC Insured, 5.00%,		
11/01/17	1,955,000	2,157,792
11/01/19	1,065,000	1,160,935
		3,318,727
California 12.1%		
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Series L, 5.125%, 7/01/22	8,250,000	8,892,262
Providence Health and Services, Series C, 6.00%, 10/01/18	500,000	632,800
Scripps Health, Series A, 5.00%, 10/01/21	5,000,000	5,789,250
Sutter Health, Refunding, Series B, 5.00%, 8/15/22	4,000,000	4,777,120
Sutter Health, Refunding, Series B, 5.25%, 8/15/23	13,000,000	15,640,300
California State Department of Water Resources Power Supply Revenue, Series A, Pre-Refunded, 5.125%, 5/01/18	3,000,000	3,053,190
California State GO,		
5.50%, 4/01/21	20,000,000	24,344,400
Refunding, 5.00%, 2/01/17	3,000,000	3,183,600
Refunding, 5.00%, 8/01/21	20,000,000	22,659,800
Refunding, 5.25%, 9/01/25	15,000,000	17,755,500
Various Purpose, 5.25%, 11/01/17	10,000,000	10,761,300
Various Purpose, 5.25%, 10/01/23	25,050,000	29,915,962

86 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, 5.25%, 10/01/24	$9,780,000	$11,652,772
Various Purpose, 5.25%, 10/01/25	5,000,000	5,866,300
Various Purpose, XLCA Insured, 5.00%, 11/01/22	4,805,000	5,538,772
California State Public Works Board Lease Revenue, Various Capital Projects,
Series A, 5.00%, 10/01/20	2,000,000	2,298,700
Series A, 5.25%, 10/01/22	3,300,000	3,842,091
Series A, 5.25%, 10/01/23	5,365,000	6,179,514
Series A, 5.25%, 10/01/24	3,000,000	3,429,060
Series A, 5.25%, 10/01/25	3,000,000	3,392,550
Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,548,546
Series G, Sub Series G-1, 5.25%, 10/01/19	10,000,000	11,743,000
Series G, Sub Series G-1, 5.00%, 10/01/21	15,055,000	16,982,943
Series I, 5.00%, 11/01/18	4,000,000	4,620,120
Series I, 5.25%, 11/01/20	5,000,000	5,782,700
California Statewide CDA Revenue,
Enloe Medical Center, Series A, California Mortgage Insured, 5.25%, 8/15/19	1,990,000	2,260,541
Enloe Medical Center, Series A, California Mortgage Insured, 5.375%, 8/15/20	1,650,000	1,856,432
Sutter Health, Refunding, Series A, 5.25%, 8/15/24	4,000,000	4,739,000
El Dorado Irrigation District COP, Refunding, Series A, Assured Guaranty,
5.00%, 8/01/22	2,610,000	2,941,340
5.25%, 8/01/23	2,860,000	3,245,785
Livermore-Amador Valley Water Management Agency Sewer Revenue, Refunding, 5.00%,
8/01/24	5,660,000	6,606,805
8/01/25	4,765,000	5,532,356
Los Angeles Department of Water and Power Revenue, Refunding, Series B, 5.25%,
7/01/24	17,000,000	20,247,680
Los Angeles Department of Water and Power Waterworks Revenue, Refunding, Series B,
NATL Insured, 4.25%, 7/01/17	4,000,000	4,199,600
Los Angeles Municipal Improvement Corp. Lease Revenue, Capital Equipment, Refunding,
Series A, Assured Guaranty,
5.00%, 4/01/17	3,215,000	3,762,579
5.25%, 4/01/18	2,495,000	2,987,987
5.25%, 4/01/19	3,180,000	3,809,672
Los Angeles USD, GO,
Election of 2004, Series F, FGIC Insured, 5.00%, 7/01/24	6,700,000	7,548,890
Series A, NATL Insured, Pre-Refunded, 4.25%, 7/01/16	2,500,000	2,631,925
Series F, 5.00%, 7/01/22	5,675,000	6,701,948
Orange County Airport Revenue, 5.00%,
7/01/20	3,465,000	4,041,229
7/01/21	7,545,000	8,690,708
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A,
5.00%, 4/01/25	4,000,000	4,367,680
5.25%, 4/01/26	2,500,000	2,770,275
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
Refunding, Series A, 5.65%, 1/15/17	3,000,000	3,064,320
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%,
8/01/21	10,000,000	10,576,100
8/01/22	10,000,000	10,526,100

		Annual Report | 87

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
Tulare Joint UHSD, GO, Election of 2004, Series A, NATL Insured, 5.00%, 8/01/16	$ 2,870,000	$ 3,138,747
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/23	8,000,000	9,102,720
Val Verde USD, COP, FGIC Insured, ETM, 5.00%, 1/01/15	1,000,000	1,124,740
		371,757,711
Colorado 1.4%		
Adams County PCR, Public Service Co. of Colorado Project, Refunding, Series A, NATL Insured, 4.375%, 9/01/17	17,000,000	17,843,540
Denver City and County Excise Tax Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/01/20	10,090,000	12,102,451
E-470 Public Highway Authority Revenue, Series D, Sub Series D-1, NATL Insured, 5.50%, 9/01/24	8,000,000	8,657,760
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 5.75%, 11/15/18	4,280,000	4,793,129
		43,396,880
Florida 6.5%		
Broward County School Board COP, Series A, AGMC Insured, 5.00%, 7/01/16	5,915,000	6,579,314
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.00%, 6/01/16	40,415,000	45,021,906
5.25%, 6/01/17	3,250,000	3,694,730
6.00%, 6/01/17	5,000,000	5,867,500
Collier County School Board COP, AGMC Insured, 5.00%, 2/15/22	5,075,000	5,547,888
Hillsborough County Capacity Assessment Special Assessment Revenue, NATL RE, FGIC Insured, 5.00%, 3/01/19	5,000,000	5,410,450
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,612,150
Marion County Public Improvement Revenue, Refunding, NATL Insured,		
4.20%, 12/01/12	1,400,000	1,417,346
4.30%, 12/01/13	1,800,000	1,822,176
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A,		
4.25%, 10/01/18	6,920,000	7,761,057
4.50%, 10/01/19	4,805,000	5,439,356
5.00%, 10/01/21	5,000,000	5,750,850
5.00%, 10/01/22	5,890,000	6,702,879
5.25%, 10/01/23	4,875,000	5,615,025
Miami-Dade County School Board COP, Series A, Assured Guaranty, 5.00%, 2/01/23	12,115,000	13,615,806
Orange County School Board COP, Series B, NATL RE, FGIC Insured, 5.00%,		
8/01/18	5,150,000	5,807,603
8/01/19	5,985,000	6,668,846
Orlando Wastewater Services Revenue, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/14	5,000,000	5,078,400
Palm Beach County School Board COP, Series E, NATL Insured, 5.00%, 8/01/21	6,060,000	6,743,629
Palm Beach County Solid Waste Authority Revenue, Refunding, 5.00%, 10/01/23	17,290,000	20,400,644
Pasco County Solid Waste Disposal and Resource Recovery System Revenue, Series D, AGMC Insured, 5.00%,		
10/01/22	9,490,000	10,597,673
10/01/24	10,455,000	11,644,465
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/19	5,000,000	5,731,150
		200,530,843

88 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Georgia 1.3%		
Atlanta Tax Allocation, Atlantic Station Project, Refunding, Assured Guaranty, 5.25%,		
12/01/20	$ 1,500,000	$ 1,655,835
12/01/21	1,000,000	1,095,120
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 5.00%,		
11/01/20	8,575,000	10,046,899
11/01/21	9,230,000	10,633,883
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.30%, 12/01/13	1,020,000	1,020,887
Municipal Electric Authority Revenue, Series B, 5.00%, 1/01/20	10,000,000	12,017,700
South Georgia Governmental Services Authority Revenue, NATL RE, FGIC Insured, 5.00%, 1/01/16	2,650,000	2,823,284
		39,293,608
Illinois 5.0%		
Chicago Board of Education GO, Dedicated Revenues, Refunding, Series B, AMBAC Insured, 5.00%, 12/01/21	16,015,000	18,151,721
Chicago GO,		
Project and Refunding, Series A, AGMC Insured, 5.00%, 1/01/20	22,490,000	25,162,712
Project and Refunding, Series A, AMBAC Insured, 5.00%, 1/01/21	10,280,000	11,283,431
Refunding, Series A, 5.00%, 1/01/22	10,935,000	12,547,803
Series A, 5.00%, 12/01/21	5,500,000	6,511,560
Chicago O'Hare International Airport Revenue,		
AGMC Insured, 5.25%, 1/01/22	5,215,000	6,146,868
Refunding, Series B, AGMC Insured, 5.00%, 1/01/18	10,670,000	12,160,599
Refunding, Series B, AGMC Insured, 5.00%, 1/01/20	7,850,000	8,777,713
Chicago Transit Authority Capital Grant Receipts Revenue, Federal Transit Administration Section 5307, Refunding, AGMC Insured, 5.25%, 6/01/25	6,125,000	6,918,126
Cook County GO, Refunding, Series A, 5.25%, 11/15/22	12,395,000	14,782,897
Illinois Finance Authority Revenue, Rush University Medical Center Obligated Group, Series A, 6.75%, 11/01/24	5,000,000	6,019,600
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/19	12,000,000	13,716,840
Southwestern Illinois Development Authority Revenue, Local Government Program, Edwardsville Community, AGMC Insured, 5.00%, 12/01/19	11,005,000	12,473,287
		154,653,157
Kentucky 0.7%		
Kentucky Asset/Liability Commission Agency Fund Revenue, Project Notes, Federal Highway Trust, First Series A, 5.00%, 9/01/20	6,000,000	7,404,180
Kentucky State Property and Buildings Commission Revenues, Project No. 87, Refunding, NATL RE, FGIC Insured, 5.00%, 3/01/23	11,000,000	12,222,320
Kentucky State Turnpike Authority Economic Development Road Revenue, 5.00%, 7/01/22	1,000,000	1,206,390
		20,832,890
Louisiana 1.9%		
Jefferson Sales Tax District Special Sales Tax Revenue, Refunding, Series B, Assured Guaranty, 5.00%, 12/01/21	15,000,000	17,303,700
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series B, AMBAC Insured, 5.00%, 6/01/19	20,000,000	21,754,600
New Orleans Aviation Board Revenue, Restructuring GARB, Refunding, Series A-1, Assured Guaranty, 6.00%, 1/01/23	2,000,000	2,359,480

Annual Report | 89

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Louisiana (continued)
New Orleans GO, Radian Insured, 5.00%, 12/01/25	$7,915,000	$8,404,384
Orleans Parish Parishwide School District GO, Refunding, AGMC Insured, 5.00%, 9/01/18	5,000,000	5,905,200
St. John the Baptist Parish EDR, USX Corp. Project, Refunding, 5.35%, 12/01/13	4,000,000	4,002,800
		59,730,164
Maryland 0.4%
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
Refunding, Assured Guaranty, 5.00%,
6/01/19	1,445,000	1,568,764
6/01/20	1,000,000	1,077,360
Maryland State Health and Higher Educational Facilities Authority Revenue,
Peninsula Regional Medical Center, 5.00%, 7/01/18	1,600,000	1,764,240
Peninsula Regional Medical Center, 5.00%, 7/01/19	1,430,000	1,551,722
Peninsula Regional Medical Center, 5.00%, 7/01/20	1,000,000	1,076,260
Washington County Hospital, 5.25%, 1/01/22	1,000,000	1,066,970
Washington County Hospital, 5.25%, 1/01/23	1,250,000	1,330,375
Western Maryland Health, Refunding, Series A, NATL Insured, 5.00%, 1/01/19	2,920,000	3,299,016
		12,734,707
Massachusetts 0.6%
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Contract Assistance, Series B, 5.00%, 1/01/20	5,000,000	6,158,350
Senior, Refunding, Series B, 5.00%, 1/01/17	5,000,000	5,790,850
Senior, Refunding, Series B, 5.00%, 1/01/18	5,000,000	5,850,350
Massachusetts State Health and Educational Facilities Authority Revenue, CareGroup,
Series B-2, NATL Insured, 5.375%, 2/01/26	1,720,000	1,922,392
		19,721,942
Michigan 4.8%
Detroit GO,
Distribution State Aid, 5.00%, 11/01/19	6,775,000	7,835,830
Distribution State Aid, 5.00%, 11/01/20	6,000,000	6,918,480
Series A-1, NATL Insured, 5.00%, 4/01/19	5,000,000	4,571,900
Series B, AGMC Insured, 5.00%, 4/01/18	2,635,000	2,713,075
Series B, AGMC Insured, 5.00%, 4/01/19	2,515,000	2,561,226
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Group A,
Refunding, Series B, AMBAC Insured, 5.00%,
12/01/17	1,000,000	1,045,820
12/01/18	1,000,000	1,032,460
Michigan State Finance Authority Revenue,
School District of The City of Detroit, AGMC Insured, 5.00%, 6/01/17	10,000,000	10,625,200
School District of the City of Detroit, Refunding, 5.25%, 6/01/17	10,640,000	11,689,210
School District of the City of Detroit, Refunding, 5.50%, 6/01/21	6,000,000	6,611,100
Michigan State GO, Refunding, Series A, 5.25%, 11/01/22	10,000,000	11,576,500
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19	10,000,000	10,596,700
Michigan State Hospital Finance Authority Revenue, Trinity Health Credit Group, Mandatory
Put 12/01/17, Refunding, Series A, 6.00%, 12/01/34	10,000,000	12,397,000
Michigan State Revenue, Grant Anticipation Bonds, AGMC Insured, 5.25%, 9/15/20	7,500,000	8,604,525

90 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Michigan (continued)
Michigan State Strategic Fund Limited Obligation Revenue,
Detroit Edison Co. Exempt Facilities Project, Mandatory Put 8/01/16, Refunding,
Series ET-2, 5.50%, 8/01/29	$7,000,000	$8,172,990
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%,
10/15/22	4,000,000	4,502,760
Michigan House of Representatives Facilities, Series A, Assured Guaranty, 5.25%,
10/15/23	1,000,000	1,118,720
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
Refunding, 6.25%, 9/01/14	3,000,000	3,308,820
Saginaw-Midland Municipal Water Supply Corp. Revenue GO, Water Supply System, Refunding,
NATL Insured, 4.25%, 9/01/13	1,245,000	1,286,471
South Lyon Community Schools GO, Refunding, NATL RE, FGIC Insured, 5.00%, 5/01/16	3,040,000	3,556,709
Wayne State University Revenues, Refunding, Series A, 5.00%,
11/15/18	4,265,000	4,918,355
11/15/19	5,210,000	6,064,857
11/15/20	5,255,000	6,034,369
Wayne-Westland Community Schools GO, Refunding,
4.50%, 5/01/12	1,035,000	1,041,831
4.625%, 5/01/13	1,095,000	1,147,494
AGMC Insured, 5.00%, 5/01/16	2,825,000	3,069,080
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/17	3,955,000	4,517,085
		147,518,567
Minnesota 0.6%
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities,
Essentia, Series C-1, Assured Guaranty,
5.00%, 2/15/21	4,165,000	4,807,160
5.00%, 2/15/22	5,570,000	6,373,305
5.25%, 2/15/23	5,000,000	5,782,250
		16,962,715
Missouri 0.8%
Hannibal IDA Health Facilities Revenue, Refunding, 5.00%, 3/01/19	1,675,000	1,760,140
Jackson County Reorganized School District No. 7 Lee’s Summit GO, School Building,
NATL Insured, 5.00%, 3/01/16	2,000,000	2,179,980
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Plum Point
Project, NATL Insured, 5.00%,
1/01/17	1,500,000	1,621,035
1/01/19	1,000,000	1,064,970
Springfield Public Utility Revenue, NATL RE, FGIC Insured, 4.50%, 8/01/21	15,245,000	16,729,406
		23,355,531
Nevada 1.4%
Clark County Airport Revenue, System, sub. lien, Series C, AGMC Insured, 5.00%,
7/01/22	5,000,000	5,705,700
7/01/23	15,000,000	17,000,550
Clark County School District GO, Refunding, Series A, NATL RE, FGIC Insured, 4.50%,
6/15/19	5,000,000	5,725,300

Annual Report | 91

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Nevada (continued)
Clark County Water Reclamation District GO,
Series A, 5.25%, 7/01/21	$3,435,000	$4,088,680
Series A, 5.25%, 7/01/22	3,120,000	3,690,742
Series B, 5.25%, 7/01/21	3,430,000	4,082,729
Series B, 5.25%, 7/01/22	3,615,000	4,276,292
		44,569,993
New Jersey 8.9%
Hudson County Improvement Authority Facility Lease Revenue, Hudson County Lease Project,
Refunding, AGMC Insured, 5.375%,
10/01/22	5,220,000	6,304,351
10/01/23	5,375,000	6,515,467
10/01/24	2,050,000	2,489,500
New Jersey EDA Revenue, School Facilities Construction, Refunding,
Series DD-1, 5.00%, 12/15/18	20,000,000	24,350,800
Series EE, 5.25%, 9/01/24	12,210,000	14,540,645
New Jersey Health Care Facilities Financing Authority Revenue, Barnabas Health, Refunding,
Series A, 5.00%,
7/01/20	10,000,000	10,774,800
7/01/21	20,535,000	22,052,536
New Jersey State COP, Equipment Lease Purchase, Series A,
5.25%, 6/15/22	10,000,000	11,425,700
5.25%, 6/15/23	17,945,000	20,440,611
AMBAC Insured, 5.00%, 6/15/17	5,000,000	5,312,650
New Jersey State Educational Facilities Authority Revenue, Kean University, Refunding,
Series A, 5.00%, 9/01/21	6,000,000	6,921,240
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1A, 5.00%, 12/01/17	3,250,000	3,755,050
Refunding, Series 1A, 5.25%, 12/01/19	2,500,000	2,931,000
Refunding, Series 1A, 4.75%, 12/01/21	7,500,000	8,301,825
Refunding, Series 1A, 4.75%, 12/01/22	10,000,000	10,939,800
Series A, 5.375%, 6/01/24	15,000,000	16,712,850
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Refunding, Series A, 5.25%, 12/15/21	10,000,000	12,294,000
Refunding, Series A, 5.50%, 12/15/22	25,000,000	31,373,750
Refunding, Series A, Assured Guaranty, 5.50%, 12/15/22	11,465,000	14,388,002
Series D, AGMC Insured, 5.00%, 6/15/19	5,630,000	6,275,085
New Jersey State Turnpike Authority Turnpike Revenue, Series H, 5.00%,
1/01/20	10,000,000	11,820,100
1/01/21	20,000,000	23,349,600
		273,269,362
New York 9.6%
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project,
Series A,
5.00%, 5/01/22	14,840,000	17,151,330
AGMC Insured, 5.75%, 5/01/22	5,000,000	5,905,950
Liverpool Central School District GO, Refunding, AGMC Insured, 5.00%, 7/15/14	1,560,000	1,582,760

92 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Long Island Power Authority Electric System Revenue, General, Refunding,
Series A, NATL RE, FGIC Insured, 5.00%, 12/01/19	$7,000,000	$7,903,980
Series E, NATL RE, FGIC Insured, 5.00%, 12/01/18	8,500,000	9,813,675
MTA Revenue, Transportation,
Refunding, Series F, 5.00%, 11/15/15	1,250,000	1,422,100
Series A, AGMC Insured, 5.00%, 11/15/20	5,000,000	5,631,150
Series A, AGMC Insured, 5.50%, 11/15/20	4,365,000	5,463,801
Series C, 5.00%, 11/15/16	1,150,000	1,337,439
Series C, 5.75%, 11/15/18	15,000,000	17,563,200
Nassau County Local Economic Assistance and FICO Revenue, Catholic Health Services,
Refunding, 5.00%, 7/01/21	9,000,000	10,477,800
New York City GO,
Refunding, Series C, NATL Insured, 5.875%, 8/01/16	5,000	5,021
Refunding, Series G, 5.00%, 8/01/21	7,000,000	8,168,440
Refunding, Series H, 5.00%, 8/01/17	4,330,000	4,787,594
Series D, 5.00%, 12/01/21	5,000,000	5,883,450
Series F, 4.75%, 1/15/16	1,535,000	1,586,376
Series F, Pre-Refunded, 4.75%, 1/15/16	1,465,000	1,522,194
Series H, 5.00%, 8/01/16	3,000,000	3,325,440
Series J, Sub Series J-1, AGMC Insured, 5.00%, 6/01/20	10,000,000	11,547,800
Series O, 5.00%, 6/01/19	5,000,000	5,623,800
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
Series S-3, 5.00%, 1/15/23	5,000,000	5,831,500
Series S-4, 5.00%, 1/15/21	4,665,000	5,482,775
New York City Transitional Finance Authority Revenue, Future Tax Secured,
Refunding, Sub Series A-1, 5.00%, 11/01/23	11,500,000	14,152,015
Series C, 5.00%, 11/01/23	12,805,000	15,481,757
Series D, 5.00%, 11/01/24	7,620,000	9,303,487
New York State Dormitory Authority Lease Revenue, Third General Resolution, State University
Educational Facilities, Refunding, Series A, 5.00%,
5/15/23	8,435,000	10,313,559
5/15/24	7,000,000	8,495,760
New York State Dormitory Authority Revenue, Mortgage, St. Barnabas Hospital, Series B,
FHA Insured, 4.25%, 8/01/14	2,355,000	2,390,631
New York State Dormitory Authority Revenues,
Non-State Supported Debt, School Districts, Financing Program, Series A,
Assured Guaranty, 5.00%, 10/01/24	5,000,000	5,683,650
State Supported Debt, City University System, Consolidated Fifth General Resolution,
Series A, NATL RE, FGIC Insured, 5.50%, 7/01/23	7,915,000	10,198,398
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.50%,
2/15/18	10,000,000	12,234,800
State Supported Debt, Mental Health Services Facilities Improvement, Refunding, 5.00%,
2/15/19	3,245,000	3,915,287
State Supported Debt, Mental Health Services Facilities Improvement, Refunding,
Series D, NATL Insured, 5.00%, 8/15/17	190,000	190,173
New York State Local Government Assistance Corp. Revenue, sub. lien, Refunding, Series B,
5.00%, 4/01/21	12,000,000	14,801,880

Annual Report | 93

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority General Revenue, Refunding, Series H, NATL RE,
FGIC Insured, 5.00%, 1/01/22	$10,000,000	$11,652,800
New York State Thruway Authority Revenue, Local Highway and Bridge Service Contract,
Refunding, 5.00%, 4/01/19	9,570,000	11,744,591
New York State Urban Development Corp. Revenue, Service Contract, Refunding, Series A-1,
5.00%, 1/01/20	6,500,000	7,754,760
Rockland County Solid Waste Management Authority Revenue, Refunding, Series A,
Assured Guaranty, 5.375%, 12/15/18	5,365,000	6,328,286
Suffolk County EDC Revenue, Catholic Health Services, Refunding, 5.00%, 7/01/22	10,000,000	11,518,900
		294,178,309
North Carolina 2.2%
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas HealthCare
System, Series A, AGMC Insured, 5.00%, 1/15/22	10,000,000	10,935,900
North Carolina Eastern Municipal Power Agency Power System Revenue,
Refunding, Series A, 5.00%, 1/01/21	10,000,000	11,959,200
Refunding, Series A, Assured Guaranty, 5.25%, 1/01/19	15,000,000	17,720,550
Series C, Assured Guaranty, 6.00%, 1/01/19	2,500,000	2,916,750
North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue, Refunding,
Series A, 5.25%, 1/01/20	4,500,000	5,346,180
Series B, 5.00%, 1/01/20	8,000,000	9,665,280
Oak Island Enterprise System Revenue, Assured Guaranty, 5.50%, 6/01/23	1,735,000	2,014,040
Wake County GO, Public Improvement, Pre-Refunded, 4.50%, 3/01/14	6,400,000	6,400,000
		66,957,900
Ohio 4.1%
Akron GO, Various Purpose, Improvement, NATL Insured, Pre-Refunded, 4.125%,
12/01/14	1,000,000	1,029,190
Allen County GO, Refunding, AMBAC Insured, 4.75%, 12/01/17	2,180,000	2,207,904
American Municipal Power-Ohio Inc. Revenue, Refunding, 5.25%,
2/15/20	6,000,000	6,988,980
2/15/21	11,500,000	13,284,800
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%,
1/01/25	5,000,000	5,565,850
1/01/26	5,000,000	5,517,950
Cleveland Municipal School District GO, AGMC Insured, 5.00%,
12/01/14	1,915,000	2,091,754
12/01/15	1,510,000	1,646,187
12/01/16	1,400,000	1,526,924
Cuyahoga County EDR, Medical Mart Center, Series G, 5.00%,
12/01/20	7,000,000	8,371,930
12/01/21	7,300,000	8,667,655
Hamilton City School District GO, School Improvement, AGMC Insured, 5.00%, 12/01/24	5,000,000	5,468,550
Lake Local School District Wood County GO, NATL Insured, 5.20%, 12/01/17	375,000	379,714
Lakewood City School District GO, School Improvement, Refunding, AGMC Insured, 4.50%,
12/01/22	2,900,000	3,187,013
Mason City School District GO, School Improvement, Refunding, NATL RE, FGIC Insured,
5.00%, 12/01/15	2,670,000	3,096,159

94 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Ohio (continued)
Montgomery County Revenue, Miami Valley Hospital, Mandatory Put 11/15/14, Refunding,
Series B, 5.25%, 11/15/39	$4,000,000	$4,389,000
Nordonia Hills City School District GO, School Improvement, Refunding, NATL RE,
FGIC Insured, 4.50%, 12/01/21	2,360,000	2,567,420
Ohio State Building Authority Revenue, Refunding, Series C, 5.00%, 10/01/22	5,780,000	6,820,227
Ohio State Turnpike Commission Revenue, Refunding, Series A, NATL RE, FGIC Insured,
5.50%, 2/15/24	10,000,000	12,724,900
University of Cincinnati General Receipts Revenue, Series C, Assured Guaranty, 5.00%,
6/01/21	11,810,000	14,076,811
6/01/22	11,675,000	13,779,769
Youngstown GO, AMBAC Insured, 6.125%, 12/01/15	1,050,000	1,102,448
		124,491,135
Oregon 0.7%
Deschutes County Hospital Facilities Authority Hospital Revenue, Cascade Healthcare,
Refunding, 7.375%, 1/01/23	2,000,000	2,451,600
Oregon State Department of Administrative Services COP, Series A, NATL RE, FGIC Insured,
5.00%, 11/01/19	2,340,000	2,670,665
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
5.00%, 11/15/22	5,840,000	6,965,251
Portland Sewer System Revenue, second lien, Series B, NATL Insured, 5.00%,
6/15/18	3,135,000	3,623,151
6/15/19	3,290,000	3,755,042
Salem Water and Sewer Revenue,
NATL Insured, 4.10%, 6/01/16	1,035,000	1,073,481
Refunding, AGMC Insured, 4.50%, 6/01/12	2,250,000	2,273,153
		22,812,343
Pennsylvania 5.9%
Allegheny County Hospital Development Authority Revenue, University of Pittsburgh Medical
Center,
Series A, 5.00%, 5/15/19	9,000,000	10,707,570
Series A, 5.00%, 5/15/20	7,500,000	8,844,750
Series B, 5.00%, 6/15/18	5,000,000	5,449,200
Allegheny County IDAR, Pollution Control, Refunding, Series A, AMBAC Insured, 4.35%,
12/01/13	5,000,000	5,263,950
Commonwealth Financing Authority Revenue, Series C-1, AGMC Insured, 5.00%,
6/01/22	4,130,000	4,918,045
6/01/23	4,345,000	5,134,921
Pennsylvania State Turnpike Commission Turnpike Revenue,
Series B, 5.00%, 12/01/19	32,230,000	39,336,070
Series E, 5.00%, 12/01/24	5,000,000	5,978,850
Series E, 5.00%, 12/01/25	10,000,000	11,863,500
Subordinate, Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/23	10,000,000	12,048,300
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/22	6,070,000	7,034,098
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/22	20,000,000	23,068,200
Philadelphia Municipal Authority Revenue, Lease, 6.00%, 4/01/22	7,065,000	8,167,635

Annual Report | 95

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Water and Wastewater Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 6/15/17	$10,000,000	$11,775,000
Refunding, Series A, AGMC Insured, 5.00%, 6/15/18	5,000,000	5,958,700
Refunding, Series A, AGMC Insured, 5.00%, 6/15/19	5,000,000	5,984,900
Series A, 5.00%, 1/01/20	1,210,000	1,380,683
Series A, 5.25%, 1/01/21	3,655,000	4,200,107
Series A, 5.25%, 1/01/22	2,330,000	2,661,978
		179,776,457
South Carolina 0.5%
Rock Hill Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured,
4.00%, 1/01/14	2,000,000	2,055,680
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project,
AGMC Insured, 5.00%, 12/01/18	5,000,000	5,743,150
South Carolina Jobs EDA Hospital Revenue, Palmetto Health, Refunding and Improvement,
5.375%, 8/01/22	6,000,000	6,811,860
		14,610,690
Texas 3.7%
Brownsville Utility System Revenue, Refunding and Improvement, Series A, AGMC Insured,
5.00%, 9/01/22	8,455,000	9,186,527
Dallas County Utility and Reclamation District GO, Refunding,
Series A, AMBAC Insured, 5.15%, 2/15/21	3,025,000	3,235,570
Series B, AMBAC Insured, 5.15%, 2/15/21	8,025,000	8,583,620
Dallas Waterworks and Sewer System Revenue, Refunding, AMBAC Insured, 4.50%,
10/01/19	10,000,000	11,499,700
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,
11/01/23	1,500,000	1,673,580
11/01/24	1,000,000	1,110,590
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
5.00%, 2/15/22	4,165,000	4,422,980
Houston GO, Public Improvement, Refunding, Series A, 5.00%, 3/01/22	10,000,000	12,081,800
Laredo ISD Public Facility Corp. Lease Revenue, Series C, AMBAC Insured, 5.00%,
8/01/19	1,000,000	1,010,110
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
Corp. Project, Refunding,
Series A, 5.00%, 5/15/24	6,000,000	6,828,480
Series B, 5.00%, 5/15/24	10,620,000	12,086,410
North Texas Tollway Authority Revenue, Special Projects System, Series D, 5.00%,
9/01/24	12,000,000	14,023,080
Sabine River Authority PCR, Southwestern Electric Co., Refunding, NATL Insured, 4.95%,
3/01/18	15,000,000	16,723,050
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center,
Refunding and Improvement, Series A, 5.25%,
11/01/22	5,000,000	5,243,600
11/01/23	5,000,000	5,243,600
		112,952,697

96 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Utah 0.8%
Salt Lake County College Revenue, Refunding, 5.00%, 10/01/19	$2,585,000	$2,722,057
Utah State Board of Regents Student Loan Revenue, Refunding, Series EE-2, 5.00%,
11/01/20	9,000,000	11,176,290
11/01/21	9,000,000	10,991,880
		24,890,227
Virginia 1.0%
Virginia Beach Development Authority Public Facility Revenue, Refunding, Series B, 5.00%,
8/01/19	12,635,000	15,514,769
8/01/20	13,450,000	16,522,384
		32,037,153
Washington 2.2%
Seattle Municipal Light and Power Revenue, Refunding and Improvement, Series B, 5.00%,
2/01/19	6,805,000	8,381,855
2/01/20	7,000,000	8,684,410
[a]Washington State GO, Various Purpose, Series D, 5.00%,
2/01/23	12,655,000	15,716,751
2/01/24	13,285,000	16,340,151
2/01/25	13,955,000	17,012,819
		66,135,986
U.S. Territories 2.4%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.50%,
12/01/18	1,540,000	1,706,813
12/01/19	1,025,000	1,142,270
		2,849,083
Puerto Rico 2.3%
Puerto Rico Commonwealth GO,
Public Improvement, Refunding, Series A, 5.50%, 7/01/18	8,455,000	9,632,359
Public Improvement, Series A, 5.25%, 7/01/23	3,500,000	3,686,060
Public Improvement, Series A, FGIC Insured, 5.50%, 7/01/21	2,500,000	2,799,600
Series A, 5.00%, 7/01/23	4,000,000	4,175,840
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Transport, Series K, 5.00%, 7/01/19	5,000,000	5,258,700
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Refunding,
Series C, AMBAC Insured, 5.50%, 7/01/24	10,000,000	11,168,400
Puerto Rico Electric Power Authority Power Revenue, Refunding,
Series DDD, 5.00%, 7/01/21	8,745,000	9,832,353
Series SS, NATL Insured, 5.00%, 7/01/24	10,000,000	10,527,100
Series ZZ, 5.25%, 7/01/19	8,000,000	9,300,640
Puerto Rico Sales Tax FICO Sales Tax Revenue, Series C, 5.00%, 8/01/22	3,500,000	4,196,815
		70,577,867
Total U.S. Territories		73,426,950
Total Municipal Bonds before Short Term Investments
(Cost $2,505,704,797)		2,746,292,559

Annual Report | 97

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 10.2%
Municipal Bonds 10.2%
California 0.6%
[b]Metropolitan Water District of Southern California Waterworks Revenue,
Refunding, Series B-3, Daily VRDN and Put, 0.06%, 7/01/35	$10,500,000	$10,500,000
Series B, Weekly VRDN and Put, 0.13%, 7/01/27	8,000,000	8,000,000
		18,500,000
Colorado 0.3%
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
Bond Program, Refunding, Series A-8, Daily VRDN and Put, 0.13%, 9/01/35	10,225,000	10,225,000
Florida 0.2%
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project,
Refunding, Series C, Daily VRDN and Put, 0.20%, 10/01/35	5,600,000	5,600,000
Kentucky 0.9%
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.10%, 8/15/38	28,340,000	28,340,000
Maryland 0.6%
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series B,
Daily VRDN and Put, 0.25%, 7/01/38	13,200,000	13,200,000
[b]Montgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.09%, 6/01/26	3,910,000	3,910,000
		17,110,000
Massachusetts 1.3%
[b]Massachusetts State Health and Educational Facilities Authority Revenue,
Museum of Fine Arts, Series A-1, Daily VRDN and Put, 0.20%, 12/01/37	21,450,000	21,450,000
Museum of Fine Arts, Series A-2, Daily VRDN and Put, 0.13%, 12/01/37	6,800,000	6,800,000
Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.12%, 8/15/34	7,300,000	7,300,000
Wellesley College, Refunding, Series I, Daily VRDN and Put, 0.09%, 7/01/39	5,100,000	5,100,000
		40,650,000
Michigan 0.1%
[b]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
0.16%, 3/01/49	3,600,000	3,600,000
[b]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of
Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.12%, 11/01/36	1,000,000	1,000,000
		4,600,000
Minnesota 0.7%
[b]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health
System, Refunding,
Series B-1, Daily VRDN and Put, 0.13%, 11/15/35	15,825,000	15,825,000
Series B-2, Daily VRDN and Put, 0.10%, 11/15/35	5,200,000	5,200,000
		21,025,000
Missouri 3.3%
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
Foundation, Refunding, Series A, Daily VRDN and Put, 0.10%, 12/01/37	23,000,000	23,000,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University,
Daily VRDN and Put, 0.12%, 7/01/32	4,350,000	4,350,000
Refunding, Series A-2, Daily VRDN and Put, 0.12%, 10/01/35	13,440,000	13,440,000
Refunding, Series B-1, Daily VRDN and Put, 0.10%, 10/01/35	30,125,000	30,125,000
98 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Intermediate-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Missouri (continued)
[b]Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
SSM Health Care, Series C, Daily VRDN and Put, 0.19%, 6/01/45	$29,930,000	$29,930,000
		100,845,000
North Carolina 1.5%
[b]The Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas
HealthCare System,
Refunding, Series B, Daily VRDN and Put, 0.08%, 1/15/38	3,570,000	3,570,000
Series H, Daily VRDN and Put, 0.09%, 1/15/45	40,440,000	40,440,000
[b]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest
University, Refunding, Series D, Daily VRDN and Put, 0.20%, 7/01/34	3,000,000	3,000,000
		47,010,000
Ohio 0.4%
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
Sub Series B-1, Daily VRDN and Put, 0.12%, 1/01/39	11,300,000	11,300,000
Pennsylvania 0.3%
[b]Geisinger Authority Health System Revenue, Geisinger Health System,
Daily VRDN and Put, 0.12%, 11/15/32	3,550,000	3,550,000
Refunding, Series A, Daily VRDN and Put, 0.08%, 5/15/35	4,500,000	4,500,000
		8,050,000
Virginia 0.0%†
[b]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN
and Put, 0.13%, 11/01/30	330,000	330,000
Total Short Term Investments (Cost $313,585,000)		313,585,000
Total Investments (Cost $2,819,289,797) 99.6%		3,059,877,559
Other Assets, less Liabilities 0.4%		11,642,611
Net Assets 100.0%		$3,071,520,170

See Abbreviations on page 206.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 99

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

100 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bFor the period February 1, 2011 (effective date) to February 28, 2011.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 101

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 83.5%
Alabama 0.6%
Alabama State University Revenue, General Tuition and Fee, Assured Guaranty, 5.00%,
9/01/14	$665,000	$727,982
9/01/15	700,000	789,082
9/01/16	730,000	847,056
East Alabama Health Care Authority Health Care Facilities Revenue,
Mandatory Put 9/01/13, Series B, 5.00%, 9/01/33	1,000,000	1,059,890
Mandatory Put 9/01/18, Series A, 5.25%, 9/01/36	1,000,000	1,127,370
		4,551,380
Alaska 0.7%
Valdez Marine Terminal Revenue, BP Pipelines Inc. Project, Refunding, Series A, 5.00%,
1/01/16	5,000,000	5,723,800
Arizona 4.2%
Arizona State COP, Department of Administration, Series B, AGMC Insured, 5.00%,
10/01/15	11,975,000	13,396,313
Phoenix Civic Improvement Corp. Excise Tax Revenue, Light Rail Project, AMBAC Insured,
5.00%, 7/01/16	17,000,000	18,672,460
		32,068,773
California 7.9%
Alameda-Contra Costa Transit District COP, FHR Computer System Project, 4.00%, 8/01/12	245,000	248,317
Bennett Valley USD, GO, BANS, 4.00%, 1/01/15	2,130,000	2,278,397
California Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.00%,
8/15/12	1,000,000	1,020,900
California State Economic Recovery GO, Series A, 5.25%, 7/01/13	200,000	212,806
California State GO, Refunding, 5.00%, 4/01/15	500,000	562,140
California State Public Works Board Lease Revenue, Various Capital Projects, Series G,
Sub Series G-1, 5.00%, 10/01/13	10,685,000	11,318,834
California Statewide CDA, PCR, Southern California Edison Co., Mandatory Put 4/01/13,
Refunding, Series A, XLCA Insured, 4.10%, 4/01/28	1,500,000	1,555,860
California Statewide CDA Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, 5.00%, 5/15/14	1,000,000	1,069,870
Methodist Hospital of Southern California Project, FHA Insured, 5.50%, 2/01/13	2,430,000	2,526,957
Fontana PFA Lease Revenue, AMBAC Insured, 5.00%, 9/01/14	375,000	413,051
Fontana USD, GO,
BAN, 4.00%, 12/01/12	10,540,000	10,829,218
Capital Appreciation, BAN, zero cpn., 12/01/12	5,000,000	4,977,200
Gilroy USD, GO,
BAN, Measure P, 5.00%, 4/01/13	2,575,000	2,704,445
BAN, Measure P, ETM, 5.00%, 4/01/13	425,000	446,556
Capital Appreciation, BAN, Measure P, zero cpn., 4/01/13	2,000,000	1,959,860
Imperial Community College District GO, Capital Appreciation Bonds, zero cpn., 8/01/14	7,250,000	6,701,030
Los Angeles CRDA Community Redevelopment Financing Authority Revenue, Bunker Hill Project,
Series A, AGMC Insured, 5.00%, 12/01/13	1,000,000	1,055,750
Northern California Power Agency Public Power Revenue, Hydroelectric Project No. 1, Refunding,
Series C, Assured Guaranty, 5.00%, 7/01/15	1,000,000	1,126,870
Pacifica COP, AMBAC Insured, 4.50%, 1/01/13	525,000	538,556
Palo Verde Community College District COP, AMBAC Insured, 5.00%, 1/01/15	745,000	810,299

102 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Jose RDA Tax Allocation, Series A, 6.125%, 8/01/15	$ 3,000,000	$ 3,187,200
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured, 5.00%,		
2/01/14	1,000,000	1,070,780
2/01/15	1,025,000	1,128,146
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.00%, 11/01/15	1,000,000	1,072,660
Tustin USD School Facilities ID No. 2002-1 GO, Capital Appreciation, Election of 2002, Series C, AGMC Insured, zero cpn., 6/01/18	810,000	689,431
West Kern Community College District COP, AMBAC Insured, 4.50%, 11/01/14	780,000	831,215
		60,336,348
Colorado 0.2%		
Regional Transportation District COP, Transit Vehicles, Series A, AMBAC Insured, 5.00%, 12/01/15	1,500,000	1,700,700
Florida 8.5%		
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1,		
5.50%, 6/01/17	5,000,000	5,758,600
6.00%, 6/01/17	5,000,000	5,867,500
Assured Guaranty, 5.50%, 6/01/16	5,000,000	5,725,200
Florida State Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 4.25%, 7/01/14	4,000,000	4,271,840
Florida State Turnpike Authority Turnpike Revenue, Department of Transportation, Refunding, Series A, AGMC Insured, 5.00%, 7/01/15	12,625,000	13,543,721
Miami-Dade County GO, 5.00%, 7/01/12	3,000,000	3,044,190
Miami-Dade County Public Facilities Revenue, Jackson Health System, Assured Guaranty, 4.00%, 6/01/16	1,580,000	1,725,265
Sunshine State Governmental Financing Commission Revenue, Miami-Dade County Program, Series A, AGMC Insured, 4.00%, 9/01/14	23,185,000	24,713,124
		64,649,440
Georgia 0.9%		
Atlanta Water and Wastewater Revenue, Refunding, Series B, AGMC Insured, 4.00%, 11/01/15	6,390,000	7,056,924
Illinois 4.8%		
Chicago GO, Series A, 5.00%, 12/01/16	5,000,000	5,875,150
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured,		
5.00%, 1/01/16	1,425,000	1,642,854
5.50%, 1/01/17	1,000,000	1,203,990
Dolton GO, Refunding, Series B, AGMC Insured,		
3.00%, 12/01/12	575,000	581,820
3.00%, 12/01/13	1,155,000	1,181,207
4.00%, 12/01/14	1,195,000	1,262,948
3.50%, 12/01/15	1,245,000	1,312,852
Illinois State GO,		
AGMC Insured, 5.50%, 5/01/15	5,000,000	5,609,100
AGMC Insured, 5.00%, 9/01/16	9,000,000	10,079,910
Refunding, AGMC Insured, 5.00%, 1/01/16	7,000,000	7,878,850
		36,628,681

Annual Report | 103

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Indiana 0.6%
Indianapolis Thermal Energy System Revenue, Refunding, AGMC Insured, 4.00%, 10/01/14	$4,640,000	$4,958,304
Louisiana 0.1%
Louisiana Local Government Environmental Facilities and CDA Revenue, Shreveport Utility
System Projects, NATL Insured, 4.00%, 12/01/14	500,000	528,705
Massachusetts 0.3%
Massachusetts State Health and Educational Facilities Authority Revenue, Cape Cod Healthcare
Obligation, Assured Guaranty, 4.00%,
11/15/13	1,150,000	1,193,573
11/15/15	1,000,000	1,070,120
		2,263,693
Michigan 5.5%
Detroit GO, Distribution State Aid, 5.00%,
11/01/16	6,120,000	6,929,248
11/01/17	7,485,000	8,589,262
Garden City GO, Refunding, AGMC Insured,
2.00%, 4/01/13	1,025,000	1,033,815
4.00%, 4/01/14	1,015,000	1,066,359
4.00%, 4/01/15	1,215,000	1,294,911
4.00%, 4/01/16	1,415,000	1,523,403
Jackson GO, Capital Appreciation Downtown Development, AGMC Insured, zero cpn.,
6/01/16	1,370,000	1,207,038
Michigan Municipal Bond Authority Revenue, Local Government Loan Program, Charter County
of Wayne Local Project, Series B, Assured Guaranty, 5.00%, 11/01/13	4,000,000	4,223,280
Rochester Community School District GO, Refunding, AGMC Insured, 5.00%, 5/01/15	4,795,000	5,152,755
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital, Refunding,
Series W, 5.25%, 8/01/17	7,000,000	7,637,910
Wyandotte Electric Revenue, Refunding, Assured Guaranty, 5.00%, 10/01/13	3,355,000	3,531,372
		42,189,353
Minnesota 2.1%
Farmington GO, Improvement, Series B, AGMC Insured, 3.50%, 2/01/14	455,000	479,784
Minneapolis Health Care System Revenue, Fairview Health Services, Series A, 5.00%,
11/15/12	1,000,000	1,028,730
Minnesota Agricultural and Economic Development Board Revenue, Health Care Facilities,
Essentia, Series C-1, Assured Guaranty, 5.00%, 2/15/15	1,335,000	1,468,673
Minnesota State Municipal Power Agency Electric Revenue, Series B, 4.00%, 10/01/13	5,000,000	5,013,400
Northern Municipal Power Agency Electric System Revenue, Refunding, Series A,
Assured Guaranty, 5.00%, 1/01/15	5,000,000	5,575,900
Otsego GO, Water, Refunding, Series C, AGMC Insured, 2.00%, 12/01/16	2,000,000	2,089,480
		15,655,967
Mississippi 0.1%
Mississippi Development Bank Special Obligation Revenue, Jackson Public School District GO
Bond Project, AGMC Insured, 5.00%, 4/01/12	500,000	501,705
Nebraska 0.6%
University of Nebraska Facilities Corp. Lease Rent Revenue, UNMC Health Professions, 5.00%,
8/15/13	4,000,000	4,268,960

104 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Hampshire 0.4%		
New Hampshire State GO, Refunding, Series A, 5.00%, 7/01/18	$ 2,610,000	$ 3,238,984
New Jersey 6.0%		
Essex County Utilities Authority Solid Waste Revenue, Refunding, Assured Guaranty, 4.00%,		
4/01/12	2,045,000	2,050,133
4/01/13	3,335,000	3,443,588
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series DD-1, 5.00%, 12/15/16	10,000,000	11,820,400
New Jersey State GO, Refunding,		
Series N, AMBAC Insured, 5.50%, 7/15/14	3,000,000	3,349,380
Series Q, 5.00%, 8/15/18	15,885,000	19,495,978
New Jersey Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A, AMBAC Insured, 5.50%, 12/15/14	5,000,000	5,651,650
		45,811,129
New Mexico 0.9%		
New Mexico Educational Assistance Foundation Revenue, Education Loan, Series A-1, 4.00%,		
12/01/14	2,000,000	2,149,280
12/01/15	4,000,000	4,374,440
		6,523,720
New York 9.1%		
Long Island Power Authority Electric System Revenue, Capital Appreciation, AGMC Insured, zero cpn., 6/01/12	10,000,000	9,989,000
New York City GO, Refunding, Series G, 5.25%, 8/01/16	9,010,000	10,733,523
New York City HDC, MFHR, Mandatory Put 9/16/13, Series L-2, 2.00%, 5/01/45	15,000,000	15,063,150
New York City IDAR, Capital Appreciation, Yankee Stadium, Pilot, Assured Guaranty, zero cpn., 3/01/14	5,335,000	5,102,821
New York State Dormitory Authority Revenues,		
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, 3.25%, 7/01/13	610,000	628,221
Non-State Supported Debt, Manhattan College, Series B, Radian Insured, 5.00%, 7/01/13	575,000	591,060
Non-State Supported Debt, Rochester General Hospital, Refunding, Radian Insured, 5.00%, 12/01/15	100,000	109,805
Non-State Supported Debt, School District Financing Program, Series A, AGMC Insured, 5.00%, 10/01/15	1,000,000	1,122,030
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty, 3.75%, 10/01/14	1,380,000	1,479,774
State Supported Debt, AGMC Insured, 5.00%, 2/15/15	1,000,000	1,124,470
New York State Environmental Facilities Corp. Special Obligation Revenue, Riverbank State Park, Refunding, CIFG Insured, 5.00%, 4/01/16	200,000	230,460
New York State Urban Development Corp. Revenue, Refunding, Series D, 5.00%, 1/01/15	4,000,000	4,489,360
Poughkeepsie Town GO, Public Improvement, Refunding, AGMC Insured, 5.00%, 4/15/15	250,000	279,002
St. Lawrence County IDA Civic Facility Revenue, St. Lawrence University, Series A, 5.00%, 10/01/16	9,910,000	11,295,814
Suffolk County EDC Revenue, Catholic Health Services, Refunding, 5.00%,		
7/01/16	1,250,000	1,424,525
7/01/17	3,000,000	3,480,120

Annual Report | 105

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New York (continued)
Suffolk County IDA Civic Facility Revenue, Westhampton Free Associates Library,
AMBAC Insured, 3.25%, 6/15/12	$300,000	$302,328
Syracuse GO, Public Improvement, Series A, AGMC Insured, 3.25%, 6/15/12	725,000	729,792
Triborough Bridge and Tunnel Authority Revenues, Refunding, Series C, 5.00%, 11/15/12	1,000,000	1,033,430
		69,208,685
Ohio 8.1%
Akron COP, District Energy Project, 2.75%, 12/01/16	1,895,000	1,937,334
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/19	7,870,000	9,006,507
Series C, Assured Guaranty, 5.00%, 1/01/16	5,140,000	5,750,838
Hamilton GO, Various Purpose, Street Improvement and Building, Refunding, 2.00%,
11/01/12	1,350,000	1,362,339
11/01/14	1,455,000	1,489,935
11/01/15	1,465,000	1,500,424
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 3.00%, 12/01/13	1,085,000	1,104,183
Pollution Control, FirstEnergy Solutions Corp., Mandatory Put 6/03/13, Refunding, Series A,
2.25%, 12/01/23	8,000,000	8,068,000
Ohio State Department of Administrative Services COP, Administrative Knowledge System,
Series A, NATL Insured, 5.25%, 9/01/15	6,205,000	6,917,334
Ohio State GO,
3.00%, 5/01/13	10,345,000	10,671,798
Refunding, 3.00%, 5/01/13	4,655,000	4,802,051
Toledo GO,
Capital Improvement, Refunding, Assured Guaranty, 3.25%, 12/01/14	2,860,000	2,995,335
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/12	1,315,000	1,336,356
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/13	1,210,000	1,250,329
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/14	1,210,000	1,267,499
Limited Tax, Various Purpose Improvement, Refunding, Assured Guaranty, 3.00%,
12/01/15	1,185,000	1,252,924
Wright State University Revenue, General Receipts, Series A, 3.00%, 5/01/14	1,325,000	1,374,727
		62,087,913
Oklahoma 0.6%
Tulsa County Industrial Authority Educational Facilities Lease Revenue, Broken Arrow Public
Schools Project, 4.00%, 9/01/15	4,000,000	4,367,200
Oregon 0.5%
Oregon State Department of Administrative Services COP, Series A, 5.00%, 5/01/13	4,000,000	4,204,240
Pennsylvania 9.6%
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, PPL Energy
Supply LLC Project, Mandatory Put 9/01/15, Refunding, Series A, 3.00%, 12/01/38	10,000,000	10,373,100

106 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Pennsylvania (continued)
Philadelphia Gas Works Revenue, 1998 General Ordinance, Refunding, Tenth Series,
AGMC Insured,
3.50%, 7/01/16	$6,190,000	$6,572,480
4.00%, 7/01/17	4,795,000	5,191,019
Philadelphia GO, Refunding, Series A, AGMC Insured, 5.25%, 8/01/17	10,000,000	11,718,700
Philadelphia Water and Wastewater Revenue, Refunding, Series A, AGMC Insured, 5.00%,
6/15/13	10,000,000	10,592,300
Reading School District GO, Refunding, Series A, 5.00%,
4/01/17	4,500,000	5,232,960
4/01/18	4,035,000	4,733,943
School District of Philadelphia GO, Refunding, Series C,
3.00%, 9/01/13	1,000,000	1,035,370
5.00%, 9/01/14	1,000,000	1,094,710
5.00%, 9/01/15	1,500,000	1,690,350
5.00%, 9/01/16	2,630,000	3,034,336
5.00%, 9/01/17	2,750,000	3,209,525
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding,
Series A, Assured Guaranty,
5.00%, 7/01/12	1,000,000	1,011,120
5.00%, 7/01/13	1,130,000	1,173,087
5.00%, 7/01/14	1,250,000	1,324,975
4.00%, 7/01/15	1,235,000	1,296,898
5.00%, 7/01/16	1,325,000	1,462,721
University of Pittsburgh of the Commonwealth System of Higher Education Revenue, University
Capital Project, Mandatory Put 9/15/13, Series A, 5.50%, 9/15/39	2,500,000	2,668,150
		73,415,744
South Carolina 1.0%
Piedmont Municipal Power Agency Electric Revenue, Refunding, Series A-2, 5.00%, 1/01/15	4,000,000	4,397,040
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project,
AGMC Insured, 5.00%, 12/01/14	3,000,000	3,331,110
		7,728,150
Tennessee 3.6%
Memphis Electric System Revenue, sub. note, Refunding, 5.00%, 12/01/15	8,000,000	9,200,000
Memphis GO, BAN, Refunding, 4.00%, 5/01/12	5,000,000	5,029,750
Metropolitan Nashville Airport Authority Airport Revenue, Refunding and Improvement, Series B,
4.00%, 7/01/13	2,880,000	3,006,403
Sevier County PBA Revenue, Local Government Public Improvement, Series VII-D-1, 5.00%,
6/01/15	9,000,000	10,122,840
		27,358,993
Texas 2.4%
Brock ISD, GO, Capital Appreciation, PSF Guarantee, zero cpn., 8/15/16	460,000	442,980
Dallas-Fort Worth International Airport Revenue, Joint, Refunding, Series A, 5.00%,
11/01/14	3,235,000	3,585,836
Gulf Coast Waste Disposal Authority Environmental Facilities Revenue, BP Products North
America Inc., Mandatory Put 9/03/13, Refunding, 2.30%, 1/01/42	10,000,000	10,282,800

Annual Report | 107

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Harris County Health Facilities Development Corp. Revenue, Christus Health, Series A-5,
AGMC Insured, 3.00%, 7/01/12	$1,500,000	$1,511,850
San Antonio Water Revenue, System, Series A, AGMC Insured, Pre-Refunded, 5.50%,
5/15/13	500,000	505,195
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Christus Health, Refunding,
Series A, Assured Guaranty, 5.75%, 7/01/18	1,860,000	2,039,304
		18,367,965
Washington 1.2%
King County Housing Authority Revenue, Birch Creek Apartments Project, 4.40%, 5/01/18	2,290,000	2,426,576
Snohomish County School District No. 2 Everett GO, Refunding, NATL RE, FGIC Insured, 5.00%,
12/01/14	250,000	279,037
Snohomish County School District No. 103 GO, Refunding, 2.50%, 12/01/15	3,895,000	4,086,868
Washington State Health Care Facilities Authority Revenue, MultiCare Health System,
Series A, AGMC Insured, 4.00%, 8/15/13	250,000	258,970
Series A, AGMC Insured, 4.00%, 8/15/14	310,000	325,779
Series B, AGMC Insured, 4.00%, 8/15/13	250,000	258,970
Series B, AGMC Insured, 4.00%, 8/15/14	600,000	634,230
Series B, AGMC Insured, 4.00%, 8/15/15	625,000	671,369
		8,941,799
U.S. Territories 3.0%
Guam 0.1%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.00%, 12/01/12	1,000,000	1,020,900
Puerto Rico 2.9%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.50%, 7/01/15	5,000,000	5,556,250
Puerto Rico Commonwealth Government Development Bank Revenue, Refunding, NATL Insured,
4.75%, 12/01/15	5,000,000	5,154,350
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding,
Series X, NATL Insured, 5.50%, 7/01/13	415,000	436,476
Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/13	1,000,000	1,057,990
Puerto Rico Municipal Finance Agency GO, Series A, AGMC Insured, 5.75%, 8/01/12	3,000,000	3,010,890
Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Mandatory Put 7/01/17, Refunding, Series M-2, 5.75%, 7/01/34	5,000,000	5,577,700
Mandatory Put 7/01/17, Refunding, AMBAC Insured, 5.50%, 7/01/35	750,000	827,588
		21,621,244
Total U.S. Territories		22,642,144
Total Municipal Bonds before Short Term Investments (Cost $610,594,043)		636,979,399
Short Term Investments 15.8%
Municipal Bonds 15.8%
California 0.2%
[a]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put,
0.10%, 11/01/26	1,900,000	1,900,000

108 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Colorado 1.0%
[a]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
Bond Program, Series A-11, Daily VRDN and Put, 0.13%, 8/01/27	$4,700,000	$4,700,000
[a]Pitkin County IDR, Aspen Skiing Co. Project, Refunding, Series A, Daily VRDN and Put, 0.12%,
4/01/16	3,000,000	3,000,000
		7,700,000
Florida 0.2%
[a]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project,
Refunding, Series C, Daily VRDN and Put, 0.20%, 10/01/35	1,200,000	1,200,000
Kentucky 2.1%
[a]Louisville and Jefferson County Metropolitan Government Health System Revenue,
Norton Healthcare, Series B, Daily VRDN and Put, 0.10%, 10/01/39	13,400,000	13,400,000
[a]Shelby County Lease Revenue, Series A, Daily VRDN and Put, 0.10%, 9/01/34	2,730,000	2,730,000
		16,130,000
Maryland 1.5%
[a]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding,
Series A, Daily VRDN and Put, 0.25%, 7/01/38	7,900,000	7,900,000
Series B, Daily VRDN and Put, 0.25%, 7/01/38	400,000	400,000
[a]Montgomery County GO, BAN, Refunding, Series A, Daily VRDN and Put, 0.09%, 6/01/26	3,545,000	3,545,000
		11,845,000
Michigan 0.4%
[a]Eastern Michigan University Revenues, General, Refunding, Series A, Daily VRDN and Put,
0.16%, 3/01/49	800,000	800,000
Garden City GO, Refunding, AGMC Insured, 2.00%, 4/01/12	1,010,000	1,010,919
[a]Michigan Higher Education Facilities Authority Revenue, Limited Obligation, University of
Detroit Mercy Project, Refunding, Daily VRDN and Put, 0.12%, 11/01/36	1,365,000	1,365,000
		3,175,919
Minnesota 0.6%
[a]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health System,
Refunding, Series B-1, Daily VRDN and Put, 0.13%, 11/15/35	4,500,000	4,500,000
Missouri 2.3%
[a]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery Foundation,
Refunding, Series A, Daily VRDN and Put, 0.10%, 12/01/37	5,350,000	5,350,000
[a]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University, Daily VRDN and Put, 0.12%, 7/01/32	4,500,000	4,500,000
The Washington University, Series B, Daily VRDN and Put, 0.13%, 2/15/33	7,900,000	7,900,000
		17,750,000
New Hampshire 0.3%
[a]New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College,
Refunding, Series A, Daily VRDN and Put, 0.14%, 6/01/31	2,370,000	2,370,000
New York 3.3%
[a]MTA Dedicated Tax Fund Revenue, Refunding, Series B, AGMC Insured, Weekly VRDN and Put,
0.75%, 11/01/22	25,000,000	25,000,000

Annual Report | 109

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Federal Limited-Term Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
North Carolina 2.0%
[a]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas,
Refunding, Series B, Daily VRDN and Put, 0.08%, 1/15/38	$11,900,000	$11,900,000
Series H, Daily VRDN and Put, 0.09%, 1/15/45	1,100,000	1,100,000
[a]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University,
Refunding, Series D, Daily VRDN and Put, 0.20%, 7/01/34	2,100,000	2,100,000
		15,100,000
Ohio 1.3%
[a]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
Sub Series B-1, Daily VRDN and Put, 0.12%, 1/01/39	9,100,000	9,100,000
Wright State University Revenue, General Receipts, Series A, 2.00%, 5/01/12	550,000	551,298
		9,651,298
Pennsylvania 0.6%
[a]Geisinger Authority Health System Revenue, Geisinger Health System,
Daily VRDN and Put, 0.12%, 11/15/32	1,100,000	1,100,000
Refunding, Series A, Daily VRDN and Put, 0.08%, 5/15/35	3,200,000	3,200,000
		4,300,000
Total Short Term Investments (Cost $120,622,348)		120,622,217
Total Investments (Cost $731,216,391) 99.3%		757,601,616
Other Assets, less Liabilities 0.7%		5,099,179
Net Assets 100.0%		$762,700,795

See Abbreviations on page 206.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

110 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 111

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

112 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 113

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dEffective September 1, 2008, the redemption fee was eliminated.
eAmount rounds to less than $0.01 per share.

114 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.5%
Alabama 0.4%
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40	$6,000,000	$6,558,180
Camden IDB Exempt Facilities Revenue, Weyerhaeuser,
Series A, Pre-Refunded, 6.125%, 12/01/24	3,000,000	3,302,280
Series B, Pre-Refunded, 6.375%, 12/01/24	1,750,000	1,921,010
Courtland IDB Environmental Improvement Revenue, International Paper Co. Projects,
Refunding, Series B, 6.25%, 8/01/25	2,500,000	2,584,350
Cullman County Health Care Authority GO, Refunding, 7.00%, 2/01/36	7,500,000	7,589,100
Phenix City IDB Environmental Improvement Revenue, MeadWestvaco-Mead Coated Board
Project, Refunding, Series B, 6.10%, 5/15/30	5,800,000	5,808,178
Prattville IDB Environmental Improvement Revenue, International Paper Co. Projects, Series A,
9.25%, 3/01/33	5,500,000	7,032,740
Selma IDBR, Gulf Opportunity Zone, International Paper Co. Projects, Series A, 5.80%,
5/01/34	3,000,000	3,208,620
		38,004,458
Alaska 0.1%
Alaska Industrial Development and Export Authority Power Revenue, Upper Lynn Canal
Regional Power,
5.80%, 1/01/18	1,495,000	1,496,077
5.875%, 1/01/32	5,730,000	5,679,805
		7,175,882
Arizona 4.0%
Apache County IDA,
IDR, Tucson Electric Power Co. Project, Refunding, Series C, 5.85%, 3/01/26	16,500,000	16,523,100
PCR, Tucson Electric Power Co. Project, Refunding, Series A, 5.85%, 3/01/28	53,150,000	53,218,563
PCR, Tucson Electric Power Co. Project, Refunding, Series B, 5.875%, 3/01/33	33,800,000	33,832,786
Arizona Health Facilities Authority Hospital System Revenue, John C. Lincoln Health Network,
Pre-Refunded, 6.375%, 12/01/37	2,500,000	2,635,575
Arizona Health Facilities Authority Revenue, Catholic Healthcare West, Series B1, 5.25%,
3/01/39	10,000,000	10,686,700
Casa Grande IDA Hospital Revenue, Casa Grande Regional Medical Center, Series A, 7.25%,
12/01/32	14,500,000	14,714,455
Downtown Phoenix Hotel Corp. Revenue, sub. bond, Series B, NATL RE, FGIC Insured, 5.00%,
7/01/36	10,000,000	10,159,100
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding,
Series A, 5.50%, 7/01/26	7,500,000	8,013,075
Maricopa County PCC, PCR,
El Paso Electric Co. Project, Series A, 7.25%, 4/01/40	20,000,000	23,604,400
Southern California Edison Co., Refunding, Series A, 5.00%, 6/01/35	6,025,000	6,554,236
Various, Public Service Co., Palo Verde Project, Refunding, Series A, 6.25%, 1/01/38	15,000,000	16,180,950
Navajo County PCC Revenue, Mandatory Put 6/01/16, Series D, 5.75%, 6/01/34	10,750,000	12,342,398
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	25,318,080
senior lien, Series A, 5.00%, 7/01/38	15,000,000	15,924,450
Pima County IDAR, Industrial Development, Tucson Electric Power Co., Series A, 6.375%,
9/01/29	35,000,000	35,791,000
Pinal County Electric District No. 3 Revenue, Refunding, 5.25%, 7/01/41	10,000,000	10,627,900

Annual Report | 115

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Arizona (continued)
Salt Verde Financial Corp. Senior Gas Revenue,
5.25%, 12/01/25	$6,000,000	$6,469,740
5.50%, 12/01/29	11,105,000	12,053,256
University Medical Center Corp. Hospital Revenue,
6.00%, 7/01/24	250,000	284,510
6.25%, 7/01/29	1,000,000	1,125,320
5.00%, 7/01/35	10,175,000	10,199,013
6.50%, 7/01/39	1,500,000	1,679,310
Yuma County IDA Water and Sewer Exempt Facility Revenue, Water and Sewer, Refunding,
Series A, 6.375%, 12/01/37	15,500,000	14,666,565
		342,604,482
Arkansas 0.1%
Arkansas State Development Finance Authority Industrial Facilities Revenue, Potlatch Corp.
Projects, Series A, 7.75%, 8/01/25	3,800,000	3,910,352
Baxter County IDR, Aeroquip Corp. Project, Refunding, 5.80%, 10/01/13	2,400,000	2,519,904
Warren Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.00%, 4/01/12	3,150,000	3,159,450
		9,589,706
California 17.9%
Aliso Viejo CFD No. 2005-01 Special Tax, Glenwood at Aliso Viejo, 6.00%, 9/01/38	5,200,000	5,152,264
Alvord USD, GO, Election of 2007, Refunding, Series B, AGMC Insured, zero cpn.,
8/01/41	30,750,000	5,940,592
Anaheim City School District GO,
AGMC Insured, zero cpn., 8/01/30	5,000,000	2,003,900
Election of 2002, AGMC Insured, zero cpn., 8/01/29	7,000,000	2,993,760
Anaheim PFAR, Refunding, Series A-2, NATL RE, FGIC Insured, 4.75%, 9/01/29	24,000,000	24,891,120
Azusa Special Tax, Escrow, CFD No. 2005-1, Improvement Area 1, 5.00%, 9/01/37	5,370,000	4,448,615
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding, Series F-1,
5.50%, 4/01/43	29,765,000	32,824,247
Beaumont Financing Authority Local Agency Revenue, Improvement Area No. 19C, Series A,
5.35%, 9/01/36	3,680,000	3,501,741
Beaumont PFAR, Sewer Enterprise Project, Series A, Pre-Refunded, 6.90%, 9/01/23	3,700,000	4,286,820
California County Tobacco Securitization Agency Tobacco Revenue, Asset-Backed, Alameda
County Tobacco Asset Securitization Corp., 5.875%, 6/01/35	3,700,000	3,279,088
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	6,051,750
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,261,520
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/24	2,295,000	2,366,168
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/29	2,220,000	2,267,996
Marshall Medical Center, Series A, California Mortgage Insured, 5.00%, 11/01/33	3,130,000	3,174,039
California HFAR, Home Mortgage, Series K, 4.70%, 8/01/31	20,000,000	17,703,000
California Infrastructure and Economic Development Bank Revenue, Department of Social
Services Administration Building, AMBAC Insured, 5.00%,
12/01/30	10,300,000	11,422,597
12/01/35	5,000,000	5,379,250
California Municipal Finance Authority Revenue, Harbor Regional Center Project, 8.50%,
11/01/39	5,000,000	5,691,900

116 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
California PCFA Water Facilities Revenue, American Water Capital Corp. Project, 5.25%,
8/01/40	$6,000,000	$6,034,920
California State GO,
Refunding, 5.25%, 4/01/30	50,000	50,080
Refunding, 5.25%, 4/01/32	40,000	40,055
Various Purpose, 6.00%, 4/01/38	28,725,000	33,052,708
Various Purpose, 5.25%, 11/01/40	47,000,000	51,224,360
Various Purpose, Refunding, 5.25%, 3/01/30	70,000,000	78,472,800
Various Purpose, Refunding, 5.50%, 3/01/40	60,000,000	66,231,600
Various Purpose, Refunding, 5.00%, 10/01/41	10,000,000	10,665,500
California State Public Works Board Lease Revenue, Trustees of California State University,
Series J, 6.00%,
11/01/29	7,365,000	8,683,851
11/01/34	17,560,000	19,732,172
California Statewide CDA Revenue,
American Baptist Home West, Refunding, 6.00%, 10/01/29	3,125,000	3,257,875
American Baptist Home West, Refunding, 6.25%, 10/01/39	5,000,000	5,201,200
Elder Care Alliance, Series A, Pre-Refunded, 8.25%, 11/15/32	13,090,000	14,070,572
Monterey Institute International, 5.50%, 7/01/31	13,240,000	14,827,344
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,411,650
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,447,200
Sutter Health, Refunding, Series A, 5.00%, 11/15/43	25,000,000	25,642,000
Thomas Jefferson School of Law, Refunding, Series A, 7.25%, 10/01/38	11,730,000	12,398,727
California Statewide CDA Special Tax Revenue, CFD 2007-1, Orinda, 6.00%, 9/01/37	10,000,000	9,757,900
Chabot-Las Positas Community College District GO, Capital Appreciation Bonds, Series C,
AMBAC Insured, zero cpn.,
8/01/33	21,015,000	6,844,375
8/01/34	10,000,000	3,037,100
8/01/45	34,035,000	5,257,386
Chino CFD Special Tax, No. 03-3, Improvement Area 2, 5.00%, 9/01/36	2,215,000	2,000,854
Chula Vista CFD Special Tax,
No. 07-I, Otay Ranch Village Eleven, 5.875%, 9/01/34	2,890,000	2,915,548
No. 13-I, Otay Ranch Village Seven, 5.35%, 9/01/36	2,155,000	1,855,671
El Dorado County CFD No. 2001-1 Special Tax, Promontory Specific Plan, 6.30%,
9/01/31	3,500,000	3,516,695
Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
5.85%, 1/15/23	35,000,000	35,839,300
zero cpn., 1/15/22	49,115,000	27,413,537
zero cpn., 1/15/31	4,000,000	1,252,960
zero cpn., 1/15/34	4,500,000	1,123,335
zero cpn., 1/15/36	4,000,000	871,360
Fullerton CFD No. 1 Special Tax, Amerige Heights, 6.20%, 9/01/32	3,500,000	3,515,470
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
Asset-Backed, Refunding, Senior Series A-1, 5.00%, 6/01/33	9,960,000	7,619,699
Asset-Backed, Series A-3, Pre-Refunded, 7.875%, 6/01/42	10,000,000	10,929,300
Enhanced, Asset-Backed, Refunding, Series A, 5.00%, 6/01/45	30,750,000	30,811,500
Enhanced, Asset-Backed, Refunding, Series A, AMBAC Insured, 5.00%, 6/01/45	13,250,000	13,276,500

Annual Report | 117

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
California (continued)
Lake Elsinore 1915 Act Special Assessment, AD No. 93-1, Limited Obligation, Refunding,
7.00%, 9/02/30	$7,195,000	$7,255,582
Lee Lake Water District CFD No. 3 Special Tax, Retreat, 5.95%, 9/01/34	5,000,000	5,006,200
Livermore CFD Special Tax, No. 06-1, Shea Properties, 5.40%, 9/01/36	6,595,000	5,821,736
Los Angeles Department of Airports Airport Revenue, Los Angeles International Airport,
Senior, Refunding, Series A, 5.00%, 5/15/40	25,500,000	28,031,640
senior bond, Series D, 5.00%, 5/15/40	52,685,000	58,191,109
Los Angeles MFR, Refunding,
Series J-1B, 7.125%, 1/01/24	60,000	60,034
Series J-1C, 7.125%, 1/01/24	335,000	325,978
Series J-2B, 8.50%, 1/01/24	280,000	280,011
[a]Series J-2C, 8.50%, 1/01/24	1,400,000	1,352,344
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	41,869,700
Los Angeles Wastewater System Revenue, Refunding, Series A, NATL Insured, 5.00%,
6/01/30	7,530,000	7,926,906
M-S-R Energy Authority Gas Revenue,
Series B, 6.125%, 11/01/29	30,505,000	35,518,192
Series B, 7.00%, 11/01/34	20,000,000	26,068,200
Series C, 6.50%, 11/01/39	20,000,000	24,676,200
Murrieta 1915 Act Special Tax, CFD No. 2000-1, 6.375%, 9/01/30	3,955,000	4,000,997
Novato RDA Tax Allocation, Hamilton Field Redevelopment Project, 6.75%, 9/01/40	3,750,000	4,101,637
Perris UHSD Financing Authority Revenue,
5.75%, 9/01/30	1,690,000	1,743,100
6.00%, 9/01/33	2,570,000	2,651,649
6.125%, 9/01/41	5,500,000	5,672,920
Poway USD Special Tax,
CFD No. 10, Area A, Pre-Refunded, 6.10%, 9/01/31	1,995,000	1,995,000
CFD No. 11, Area A, 5.375%, 9/01/28	2,965,000	2,981,159
CFD No. 11, Area A, 5.375%, 9/01/34	2,235,000	2,202,011
CFD No. 14, Del Sur, 5.25%, 9/01/36	7,500,000	6,973,350
Rocklin Special Tax, CFD No. 10, Whitney, 5.00%, 9/01/35	7,030,000	5,985,834
Romoland School District Special Tax, CFD No. 1,
Improvement Area 1, 5.35%, 9/01/28	7,015,000	7,041,447
Improvement Area 1, 5.40%, 9/01/36	6,175,000	6,117,017
Improvement Area 2, 5.35%, 9/01/38	7,900,000	7,222,891
Roseville Special Tax, CFD No. 1, Westpark, 5.25%, 9/01/25	1,550,000	1,523,557
San Buenaventura Revenue, Community Memorial Health System,
8.00%, 12/01/31	10,000,000	11,881,000
7.50%, 12/01/41	15,000,000	16,958,700
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%,
4/01/29	10,000,000	10,795,700
San Francisco City and County RDA Lease Revenue, George R. Moscone Center, zero cpn.,
7/01/12	4,500,000	4,484,115
7/01/13	4,250,000	4,182,212
7/01/14	2,250,000	2,175,255
San Francisco Uptown Parking Corp. Parking Revenue, Union Square, NATL Insured, 6.00%,
7/01/31	8,920,000	9,116,686

118 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
California (continued)		
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,		
Capital Appreciation, Refunding, Series A, 5.60%, 1/15/16	$ 22,500,000	$ 23,102,100
Capital Appreciation, Refunding, Series A, 5.65%, 1/15/17	20,000,000	20,428,800
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/41	35,256,000	14,900,243
Capital Appreciation, Refunding, Series A, zero cpn. to 7/15/21, 5.75% thereafter, 1/15/42	35,256,000	14,832,904
junior lien, ETM, zero cpn., 1/01/24	52,700,000	39,379,021
junior lien, ETM, zero cpn., 1/01/25	45,200,000	32,291,332
junior lien, ETM, zero cpn., 1/01/26	131,900,000	90,919,989
junior lien, ETM, zero cpn., 1/01/27	139,100,000	92,520,974
senior lien, 5.00%, 1/01/33	27,970,000	23,667,655
San Jose Special Hotel Tax Revenue, Convention Center Expansion and Renovation Project, 6.50%, 5/01/42	10,000,000	11,067,100
San Mateo Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to 8/01/26, 6.625% thereafter, 8/01/42	40,000,000	20,464,800
San Mateo UHSD, GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70% thereafter, 9/01/41	20,000,000	9,082,000
Saugus USD Special Tax, 6.00%, 9/01/33	3,150,000	3,178,445
Seal Beach CFD No. 05-01 Special Tax, Pacific Gateway Business Center, 5.30%, 9/01/36	2,000,000	1,890,040
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental, Series A, 6.00%, 9/01/36	7,740,000	8,293,333
Southern California Public Power Authority Natural Gas Project Revenue, Project No. 1, Series A, 5.25%,		
11/01/25	1,000,000	1,065,310
11/01/27	9,655,000	10,282,478
Stockton 1915 Act Special Assessment, Limited Obligation, Mosher AD No. 2003-2, 6.30%, 9/02/33	6,000,000	6,103,260
Stockton PFA Lease Revenue, Capital Improvement Projects, Series A,		
6.75%, 9/01/29	15,905,000	15,110,068
7.00%, 9/01/38	12,175,000	11,566,859
Stockton Special Tax, Spanos Park West CFD No. 2001-1, Pre-Refunded, 6.375%, 9/01/32	4,100,000	4,303,032
Tustin CFD No. 06-01 Special Tax, Legacy/Columbus, Series A, 6.00%, 9/01/36	20,000,000	20,468,200
Upland CFD No. 2003-2 Special Tax, San Antonio, Improvement Area 1, Series A, 6.00%, 9/01/34	6,520,000	6,585,396
		1,529,616,879
Colorado 4.0%		
Colorado State Health Facilities Authority Revenue, Hospital, Refunding, Series C, AGMC Insured, 5.25%, 3/01/40	20,000,000	21,178,800
Denver City and County Airport Revenue, Series D, 7.75%, 11/15/13	195,000	203,964
Denver City and County Special Facilities Airport Revenue, United Airlines Project, Refunding, Series A, 5.25%, 10/01/32	27,365,000	25,107,935
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured, 5.00%,		
12/01/30	15,000,000	14,962,650
12/01/35	15,000,000	14,863,050

Annual Report | 119

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver Health and Hospital Authority Healthcare Revenue, Series A, Pre-Refunded, 6.25%,
12/01/33	$4,000,000	$4,630,800
E-470 Public Highway Authority Revenue,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/37	15,720,000	3,381,844
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/38	20,000,000	4,040,400
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 9/01/39	30,000,000	5,690,400
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/28	15,000,000	6,160,950
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/29	10,000,000	3,785,700
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/30	17,300,000	6,139,424
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/31	10,000,000	3,319,000
Series A1, NATL Insured, 5.50%, 9/01/24	10,000,000	10,822,200
Series C, 5.375%, 9/01/26	5,000,000	5,364,150
Series C1, NATL Insured, 5.50%, 9/01/24	3,000,000	3,246,660
Series D1, NATL Insured, 5.50%, 9/01/24	6,000,000	6,493,320
Eagle County Sports and Housing Facilities Revenue, Vail Associate Project, Refunding,
6.95%, 8/01/19	41,200,000	41,683,276
Public Authority for Colorado Energy Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,465,000	2,845,399
6.25%, 11/15/28	12,500,000	14,819,500
6.50%, 11/15/38	90,100,000	113,165,600
Regional Transportation District COP, Series A, 5.00%, 6/01/25	13,500,000	15,330,735
Superior Metropolitan District No. 1 Special Revenue, Refunding, AMBAC Insured, 5.00%,
12/01/28	7,640,000	7,772,248
[a,b]Villages Castle Rock Metropolitan District No. 4 Revenue, Refunding, 8.50%, 6/01/31	3,000,000	2,911,140
		337,919,145
Connecticut 0.2%
Connecticut State Development Authority PCR, Western Massachusetts Electric Co.,
Refunding, Series A, 5.85%, 9/01/28	12,500,000	12,569,125
Connecticut State Health and Educational Facilities Authority Revenue, St. Mary’s Hospital,
Refunding, Series E, 5.50%, 7/01/20	5,650,000	5,650,000
		18,219,125
District of Columbia 2.4%
District of Columbia Ballpark Revenue, Series B-1, NATL RE, FGIC Insured, 5.00%,
2/01/35	18,000,000	18,151,560
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group, Assured Guaranty,
5.25%, 7/15/38	11,000,000	11,594,330
District of Columbia Revenue,
Assn. of American Medical Colleges, Series B, 5.25%, 10/01/36	12,425,000	13,383,216
Capital Appreciation, Georgetown University, Growth and Income Securities,
AMBAC Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/36	27,105,000	20,327,937
The Catholic University of America, Refunding, 5.00%, 10/01/34	3,750,000	3,975,863
Center for Strategic and International Studies Inc. Issue, Refunding, 6.375%, 3/01/31	5,200,000	5,595,616
Center for Strategic and International Studies Inc. Issue, Refunding, 6.625%, 3/01/41	5,500,000	5,893,910
Deed Tax, Series A, 5.00%, 6/01/40	13,000,000	13,588,120
Methodist Home Issue, 6.00%, 1/01/29	4,750,000	4,607,785
Methodist Home Issue, Series A, 7.375%, 1/01/30	2,525,000	2,591,887
Methodist Home Issue, Series A, 7.50%, 1/01/39	4,150,000	4,257,028

120 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
District of Columbia (continued)		
District of Columbia Tobacco Settlement FICO Revenue,		
Asset-Backed Bonds, Refunding, 6.50%, 5/15/33	$ 22,000,000	$ 24,291,300
Capital Appreciation, Asset-Backed Bonds, Series A, zero cpn., 6/15/46	175,000,000	13,305,250
Capital Appreciation, Asset-Backed Bonds, Series B, zero cpn., 6/15/46	66,000,000	2,517,240
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	60,000,000	54,112,200
Washington Convention and Sports Authority Dedicated Tax Revenue, senior lien, Convention Center Hotel Project, Series A, 5.00%, 10/01/40	10,000,000	10,251,900
		208,445,142
Florida 5.5%		
Bartram Springs CDD Special Assessment, Refunding, 4.75%, 5/01/34	4,515,000	3,788,988
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health First Inc. Project, 7.00%, 4/01/39	6,500,000	7,594,730
Brooks of Bonita Springs CDD Capital Improvement Revenue, 6.85%, 5/01/31	1,255,000	1,256,217
Cape Coral Water and Sewer Revenue, Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	10,000,000	10,735,000
Championsgate CDD Capital Improvement Revenue, Series A, 6.25%, 5/01/20	1,885,000	1,748,356
Citizens Property Insurance Corp. Revenue, High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	29,337,500
Citrus County Hospital Board Revenue, Citrus Memorial Hospital, Refunding, 6.375%, 8/15/32	10,550,000	10,024,715
East Homestead CDD Special Assessment Revenue, 5.45%, 5/01/36	1,425,000	1,280,448
Escambia County Environmental Improvement Revenue, International Paper Co. Projects, Series A, 9.50%, 3/01/33	7,975,000	10,315,662
Florida State Board of Education Capital Outlay GO, Public Education, Refunding, Series D, 6.00%, 6/01/23	5,000,000	6,852,600
Halifax Hospital Medical Center Hospital Revenue, Refunding and Improvement, Series A, 5.375%, 6/01/46	18,000,000	18,322,200
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,612,150
Hillsborough County IDAR, Refunding, Series B, 5.25%,		
10/01/28	1,500,000	1,543,950
10/01/34	7,250,000	7,440,022
[c] Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/29	15,715,000	17,671,203
Indian Trace Development District Special Assessment, Isles at Weston Project, 5.50%, 5/01/33	2,630,000	2,400,007
Indigo CDD Capital Improvement Revenue, Refunding,		
Series A, 7.00%, 5/01/31	845,000	763,593
[a] Series C, 7.00%, 5/01/30	4,390,000	3,391,890
Islands at Doral CDD Special Assessment, 6.125%, 5/01/24	1,510,000	1,532,937
[d] Lake Ashton CDD Revenue, Series A, 7.40%, 5/01/32	1,335,000	1,335,360
Lakeland Retirement Community Revenue, first mortgage, Carpenters Estates, Accredited Investors, Refunding,		
5.875%, 1/01/19	1,350,000	1,423,049
6.25%, 1/01/28	1,230,000	1,250,320
6.375%, 1/01/43	2,250,000	2,257,763

Annual Report | 121

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Florida (continued)		
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B, CIFG Insured, 5.00%, 10/01/30	$ 11,505,000	$ 12,114,995
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	3,923,614
Mediterra North CDD Capital Improvement Revenue, Series A, 6.80%, 5/01/31	7,180,000	7,188,329
Mediterra South CDD Capital Improvement Revenue,		
6.85%, 5/01/31	2,165,000	2,167,511
Series B, 6.95%, 5/01/31	6,515,000	6,517,150
Miami-Dade County Aviation Revenue, Miami International Airport, Refunding, Series A, 5.50%, 10/01/41	20,850,000	22,752,354
Miami-Dade County Educational Facilities Authority Revenue, University of Miami, Refunding, Series B, AMBAC Insured, 5.25%, 4/01/27	10,995,000	12,894,276
Miami-Dade County Expressway Authority Toll System Revenue, Series A, 5.00%, 7/01/40	30,270,000	31,573,729
Miami-Dade County School Board COP, Series B, Assured Guaranty, 5.00%, 5/01/33	14,310,000	15,163,305
Midtown Miami Community Development Special Assessment Revenue,		
Series A, 6.25%, 5/01/37	7,500,000	7,569,750
Series B, 6.50%, 5/01/37	3,850,000	3,887,229
North Sumter County Utility Dependent District Utility Revenue, Subordinated,		
6.00%, 10/01/30	3,780,000	4,040,744
6.25%, 10/01/43	6,865,000	7,260,836
Northern Palm Beach County ID Special Assessment, Water Control and Improvement Bonds, Unit of Development No. 46, Series A, 5.35%, 8/01/41	800,000	701,672
Orange County Health Facilities Authority Revenue, Hospital, Adventist Health System Inc., Pre-Refunded, 5.625%, 11/15/32	10,000,000	10,453,000
Orlando-Orange County Expressway Authority Revenue, Series C, 5.00%, 7/01/40	15,000,000	16,195,350
Palm Glades CDD Revenue, Special Assessment, Series A, 5.30%, 5/01/36	1,200,000	880,968
Parklands West CDD Revenue, Special Assessment, Series A, 6.90%, 5/01/32	2,515,000	2,516,157
Pelican Marsh CDD Special Assessment Revenue, Series A,		
7.10%, 5/01/20	2,295,000	2,298,167
7.20%, 5/01/31	5,715,000	5,721,687
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.00%, 10/01/28	7,000,000	7,603,820
Poinciana CDD Special Assessment, Series A, 7.125%, 5/01/31	9,685,000	9,686,259
Port St. Lucie Utility Revenue, System, Refunding, Series A, NATL Insured, 5.00%, 9/01/29	11,025,000	11,748,901
[a] Portico CDD Capital Improvement Revenue, 5.45%, 5/01/37	2,600,000	1,229,436
[a,d] Portofino Landings CDD Special Assessment, Series A, 5.40%, 5/01/38	2,705,000	946,750
River Place St. Lucie CDD Special Assessment Revenue, Series A, 7.625%,		
5/01/21	880,000	855,404
5/01/30	1,590,000	1,491,372
Riverwood CDD Special Assessment Revenue, Series A, 7.75%, 5/01/14	275,000	276,991
Somerset County Revenue, Somerset CDD, 5.30%, 5/01/37	7,300,000	4,412,047
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Refunding,		
4.75%, 5/01/32	11,235,000	11,724,621
5.00%, 5/01/36	12,500,000	13,189,375
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group, 5.00%, 8/15/32	15,000,000	15,930,450
South-Dade Venture CDD Special Assessment Revenue, 6.00%, 5/01/24	2,240,000	2,284,173

122 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Stonegate CDD Special Assessment Revenue, 6.00%, 5/01/24	$1,835,000	$1,853,699
Tara CDD No. 1 Capital Improvement Revenue, Series A, 7.15%, 5/01/31	1,175,000	1,176,175
Venetian CDD Capital Improvement Revenue, Series A, 6.75%, 5/01/34	7,905,000	7,927,529
Verandah East CDD Revenue, Capital Improvement, Series A, 5.40%, 5/01/37	1,875,000	977,288
Verandah West CDD Revenue, Series A, 6.625%, 5/01/33	7,835,000	7,858,192
Village CDD No. 8 Special Assessment Revenue, 6.375%, 5/01/38	8,900,000	9,555,396
Village CDD No. 9 Special Assessment Revenue,
6.75%, 5/01/31	9,035,000	10,156,153
7.00%, 5/01/41	8,000,000	8,981,920
Refunding, 5.00%, 5/01/22	2,045,000	2,075,798
Refunding, 5.25%, 5/01/31	2,280,000	2,313,904
Refunding, 5.50%, 5/01/42	2,250,000	2,283,053
Village Center CDD Recreational Revenue,
sub. bond, Series B, 6.25%, 1/01/13	910,000	923,868
Sub Series B, 8.25%, 1/01/17	1,095,000	1,099,479
Sub Series C, 7.375%, 1/01/19	1,725,000	1,732,883
Waterlefe CDD Capital Improvement Revenue, Series A, 6.95%, 5/01/31	1,040,000	1,041,092
Waters Edge CDD Capital Improvement Revenue, 5.30%, 5/01/36	1,700,000	1,499,893
Westchase East CDD Capital Improvement Revenue, 7.10%, 5/01/21	1,020,000	1,020,347
Winter Garden Village at Fowler Groves CDD Special Tax, 5.65%, 5/01/37	1,900,000	1,919,437
		471,475,188
Georgia 3.0%
Atlanta Airport Revenue, General, Series A, 5.00%, 1/01/40	10,000,000	10,624,000
Atlanta Tax Allocation, Princeton Lakes Project, 5.50%, 1/01/31	1,035,000	1,017,063
Atlanta Water and Wastewater Revenue, Refunding,
Series A, 6.25%, 11/01/34	30,000,000	35,342,400
Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	33,348,600
Baldwin County Hospital Authority Revenue, Oconee Regional Medical Center, 5.375%,
12/01/28	1,470,000	1,289,014
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
Series C, 5.70%, 1/01/43	55,000,000	58,749,900
Series E, 7.00%, 1/01/23	25,000,000	29,774,250
Floyd County Development Authority Environmental Improvement Revenue, Temple-Inland Inc.,
Refunding, 5.70%, 12/01/15	1,575,000	1,610,910
Forsyth County Hospital Authority Revenue, Anticipation Certificates, Georgia Baptist Health
Care System Project, ETM,
6.25%, 10/01/18	4,565,000	5,312,291
6.375%, 10/01/28	8,000,000	10,642,880
Fulton County Residential Care Revenue, Lenbrook Project, Series A, 5.00%, 7/01/27	5,000,000	4,138,600
Gainesville RDA Educational Facilities Revenue, Riverside Military Academy, Refunding,
5.125%, 3/01/37	6,500,000	5,279,755
Henry County Hospital Authority Revenue, Henry Medical Center Inc. Project, Refunding,
NATL Insured, 5.00%, 7/01/34	15,000,000	15,611,400
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%,
9/15/25	5,000,000	5,529,250
9/15/27	4,000,000	4,443,440
9/15/28	10,000,000	11,046,000

Annual Report | 123

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
McDuffie County Development Authority Waste Disposal Revenue, Temple-Inland Forest
Products, 6.95%, 12/01/23	$5,120,000	$5,254,963
Richmond County Development Authority Environmental Improvement Revenue, International
Paper Co. Project, Series A, 6.25%, 11/01/33	7,000,000	7,761,530
Savannah EDA Revenue, Recovery Zone Facility, International Paper Co. Project, Series A,
6.25%, 11/01/33	4,865,000	5,394,263
		252,170,509
Hawaii 0.1%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric
Co. and Subsidiary, 6.50%, 7/01/39	7,500,000	8,401,500
Idaho 0.7%
Idaho Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	14,395,875
Idaho State Housing and Finance Assn. EDR, TDF Facility Project, Recovery Zone Facilities,
Series A, 7.00%, 2/01/36	13,305,000	14,547,554
Nez Perce County PCR,
Potlatch 84, 7.00%, 12/01/14	5,000,000	5,242,200
Potlatch Corp. Project, Refunding, 6.00%, 10/01/24	22,500,000	22,593,150
		56,778,779
Illinois 5.9%
Antioch Village Special Service Area No. 1 Special Tax, Deercrest Project, 6.625%,
3/01/33	3,218,000	2,686,354
Bolingbrook Special Service Area No. 1 Special Tax, Augusta Village Project, Pre-Refunded,
6.25%, 3/01/32	3,496,000	3,565,920
6.75%, 3/01/32	5,046,000	5,146,920
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, 5.50%,
11/01/40	3,570,000	3,716,834
Bryant PCR, Central Illinois Light Co. Project, Refunding, NATL Insured, 5.90%, 8/01/23	11,000,000	11,034,980
Cary Special Tax, Refunding, Radian Insured, 5.00%, 3/01/30	3,035,000	2,889,654
Chicago Board of Education GO,
Refunding, 5.00%, 12/01/31	12,500,000	13,470,875
Series A, 5.50%, 12/01/39	6,500,000	7,274,085
Chicago GO,
Project, Series A, 5.25%, 1/01/35	7,000,000	7,639,240
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	34,105,000	37,749,801
Chicago O’Hare International Airport Revenue,
General Airport Third Lien, Series A, NATL RE, FGIC Insured, 5.00%, 1/01/33	15,000,000	15,429,450
Passenger Facility, Series B, 5.00%, 1/01/35	12,555,000	13,166,805
Passenger Facility, Series B, 5.00%, 1/01/40	20,430,000	21,150,566
Refunding, Series A, AGMC Insured, 5.00%, 1/01/38	16,500,000	17,226,495
Chicago Sales Tax Revenue, Refunding, Series A, 5.00%, 1/01/41	10,000,000	10,830,500
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/36	11,000,000	12,230,790
Cook County GO, Refunding,
Series A, 5.25%, 11/15/33	8,720,000	9,689,141
Series G, 5.00%, 11/15/28	50,000,000	55,419,500

124 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Illinois (continued)
Illinois Finance Authority Revenue,
Institute Technology, 6.50%, 2/01/23	$1,000,000	$1,014,330
Institute Technology, 7.125%, 2/01/34	1,500,000	1,564,905
Lutheran Hillside Village, Refunding, 5.25%, 2/01/37	7,500,000	7,101,150
Navistar International, Recovery Zone Facility, 6.50%, 10/15/40	8,500,000	9,124,410
Resurrection Health Care, Series A, AGMC Insured, 5.25%, 5/15/29	15,500,000	16,352,655
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,601,300
Roosevelt University Project, Refunding, 6.50%, 4/01/39	15,000,000	16,304,700
Rush University Medical Center Obligated Group, Series B, 7.25%, 11/01/38	10,000,000	12,050,500
Sherman Health System, Series A, 5.50%, 8/01/37	17,240,000	17,504,462
Illinois Finance Authority Water Facility Revenue, American Water Capital Corp. Project,
5.25%,
10/01/39	6,050,000	6,106,144
5/01/40	10,415,000	10,476,032
Illinois Health Facilities Authority Revenue, Thorek Hospital and Medical Center, Refunding,
5.375%, 8/15/28	8,595,000	8,599,727
Illinois State Development Finance Authority PCR, Ameren Corp. and Central Illinois Public
Service Co., Refunding, Series A, 5.50%, 3/01/14	3,515,000	3,525,405
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	16,471,350
Normal LLC, Illinois State University, 7.00%, 4/01/43	7,500,000	8,283,450
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue, McCormick Place
Expansion Project, Series A, 5.50%, 6/15/50	10,475,000	11,304,096
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place
Convention Center, ETM, 7.00%, 7/01/26	7,500,000	10,809,750
Minooka Special Assessment, Improvement, Prairie Ridge Project, 6.875%, 3/01/33	3,000,000	2,712,720
Otter Creek Water Reclamation District Kane County GO, Separate Waterworks and Sewage
System, Refunding, XLCA Insured, 5.00%, 1/01/39	4,500,000	4,619,835
Plano Special Service Area No. 2 Special Tax, Lakewood Springs Project, Series B, 6.375%,
3/01/34	7,751,000	7,665,197
Railsplitter Tobacco Settlement Authority Revenue,
6.25%, 6/01/24	6,000,000	6,691,920
Refunding, 6.00%, 6/01/28	24,650,000	27,875,699
University of Illinois University Revenues, Auxiliary Facilities System, Refunding,
NATL Insured, 5.00%, 4/01/32	22,430,000	23,461,780
Wauconda Special Service Area No. 1 Special Tax, Liberty Lakes Project,
6.00%, 3/01/33	4,415,000	4,111,557
6.625%, 3/01/33	5,174,000	5,176,018
Yorkville United City Special Service Area Special Tax,
No. 2003-101, Windett Ridge Project, 6.875%, 3/01/33	3,380,000	2,707,650
No. 2004-104, MPI Grande Reserve Project, 6.375%, 3/01/34	4,219,000	3,330,858
No. 2005-108, Autumn Creek Project, 6.00%, 3/01/36	4,852,000	4,001,105
		504,866,615
Indiana 1.1%
Delaware County Hospital Authority Hospital Revenue, Cardinal Health System, 5.25%,
8/01/36	5,000,000	5,013,350

Annual Report | 125

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Indiana (continued)
Goshen Industrial Revenue, Greencroft Hospital Assn. Inc., Refunding, 5.75%,
8/15/19	$3,000,000	$2,999,760
8/15/28	5,000,000	4,657,750
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
3/01/37	8,000,000	8,328,480
Indiana Health and Educational Facility Financing Authority Revenue, Baptist Homes of
Indiana, Refunding, 5.25%, 11/15/35	12,000,000	12,113,640
Indiana Health Facility Financing Authority Hospital Revenue,
6.25%, 3/01/25	5,900,000	6,211,697
6.00%, 3/01/34	12,000,000	12,504,480
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
Agency, Series B, 6.00%, 1/01/39	4,000,000	4,493,560
Indiana State Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, 5.75%, 11/15/41	5,000,000	5,284,900
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	12,964,625
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,
5.60%, 11/01/16	10,000,000	11,269,700
5.85%, 4/01/19	5,000,000	5,730,350
		91,572,292
Iowa 0.1%
Iowa Higher Education Loan Authority Revenue, Private College Facility, Upper Iowa University
Project, Refunding, 6.00%, 9/01/39	11,000,000	11,636,350
Kansas 0.1%
Kansas State Development Finance Authority Hospital Revenue, Adventist Health, Refunding,
5.75%, 11/15/38	6,250,000	7,056,125
Kentucky 1.4%
Kentucky Economic Development Finance Authority Health System Revenue,
Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.10%, 10/01/22	10,650,000	11,215,834
Refunding, Series C, NATL Insured, 6.15%, 10/01/27	3,995,000	4,185,122
Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/22	5,325,000	5,853,134
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/27	6,005,000	6,605,260
Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Owensboro
Medical Health System, Refunding, Series A, 6.50%, 3/01/45	18,330,000	20,734,529
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
Regional Health Center Facility, Refunding and Improvement, 5.875%, 10/01/22	10,825,000	10,826,083
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/42	5,000,000	5,426,250
Louisville and Jefferson County Metropolitan Government College Revenue, Improvement,
Bellarmie University Inc. Project,
5.625%, 5/01/29	5,555,000	5,907,520
6.125%, 5/01/39	5,000,000	5,376,800
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish
Hospital and St. Mary’s HealthCare Inc. Project, Refunding, 6.125%, 2/01/37	11,500,000	12,220,245
Ohio County PCR, Big Rivers Electric Corp. Project, Refunding, Series A, 6.00%, 7/15/31	7,500,000	7,991,025

126 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Kentucky (continued)
Owen County Waterworks System Revenue, American Water Co. Project, Series A,
6.25%, 6/01/39	$8,000,000	$8,711,760
5.375%, 6/01/40	10,000,000	10,290,700
		115,344,262
Louisiana 3.7%
Beauregard Parish Revenue, Boise Cascade Corp. Project, Refunding, 6.80%, 2/01/27	13,990,000	13,323,097
Louisiana Local Government Environmental Facilities and CDA Revenue, Westlake Chemical
Corp. Projects,
6.75%, 11/01/32	41,250,000	45,339,113
Series A, 6.50%, 8/01/29	9,000,000	10,060,740
Series A-2, 6.50%, 11/01/35	8,000,000	8,786,960
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady
Health System Project, 6.75%, 7/01/39	10,000,000	11,483,600
Louisiana Public Facilities Authority Revenue,
Entergy Gulf States Louisiana, Refunding, Series A, 5.00%, 9/01/28	25,000,000	26,229,750
Entergy LLC Project, Refunding, 5.00%, 6/01/30	8,500,000	8,973,280
FHA Insured Mortgage, Baton Rouge General Medical Center Project, NATL Insured,
5.25%, 7/01/33	20,000,000	21,373,000
Ochsner Clinic Foundation Project, 6.50%, 5/15/37	5,000,000	5,574,300
Ochsner Clinic Foundation Project, 6.75%, 5/15/41	15,500,000	17,454,085
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	10,000,000	10,153,500
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	10,000,000	10,175,100
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	26,340,000	28,769,338
New Orleans GO,
Limited Tax, NATL Insured, 5.00%, 3/01/21	5,000,000	5,356,350
Public Improvement, Series A, Radian Insured, 5.25%, 12/01/36	13,480,000	13,895,993
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
6/01/37	79,225,000	82,195,937
		319,144,143
Maine 0.2%
Maine Health and Higher Educational Facilities Authority Revenue, MaineGeneral Medical
Center Issue,
6.75%, 7/01/36	4,250,000	4,672,025
7.00%, 7/01/41	10,000,000	11,127,900
Rumford PCR, Boise Cascade Corp. Project, Refunding, 6.625%, 7/01/20	4,800,000	4,719,840
		20,519,765
Maryland 0.6%
Harford County Special Obligation Tax Allocation, Beachtree Estates Project, 7.50%,
7/01/40	7,000,000	7,420,070
Maryland State Community Development Administration Development Housing and CDR,
Housing, Series A, 5.875%, 7/01/16	880,000	880,783
Maryland State EDC Port Facilities Revenue, CNX MarineTerminals Inc., Refunding, 5.75%,
9/01/25	8,600,000	9,060,530

Annual Report | 127

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Maryland (continued)
Maryland State EDC Revenue, Chesapeake Bay Conference Center Project, senior lien,
Refunding,
Series A, 5.00%, 12/01/16	$3,000,000	$2,590,620
Series A, 5.00%, 12/01/31	10,000,000	6,613,900
Series B, 5.00%, 12/01/16	500,000	431,770
Series B, 5.25%, 12/01/31	2,000,000	1,369,920
Maryland State EDC, EDR, 5.75%, 6/01/35	13,070,000	13,823,616
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System, Series A, 6.75%, 7/01/39	3,000,000	3,601,170
Edenwald, Series A, 5.40%, 1/01/37	1,200,000	1,161,672
Washington County Hospital, 6.00%, 1/01/43	6,000,000	6,287,040
		53,241,091
Massachusetts 0.9%
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series A,
7.00%, 3/01/21	1,070,000	1,405,627
ETM, 7.00%, 3/01/21	930,000	1,105,212
Massachusetts State Development Finance Agency Revenue,
Berkshire Retirement Project, first mortgage, 5.60%, 7/01/19	870,000	870,618
Berkshire Retirement Project, first mortgage, 5.625%, 7/01/29	1,620,000	1,620,243
Curry College, Series A, ACA Insured, 5.00%, 3/01/36	2,000,000	1,997,220
Loomis Community Project, first mortgage, Refunding, Series A, 5.625%, 7/01/15	1,140,000	1,140,923
Loomis Community Project, first mortgage, Refunding, Series A, 5.75%, 7/01/23	3,500,000	3,501,050
Massachusetts State Development Finance Agency Solid Waste Disposal Revenue, Mandatory
Put 5/01/19, Refunding, 5.75%, 12/01/42	3,700,000	4,355,899
Massachusetts State Health and Educational Facilities Authority Revenue, St. Memorial
Medical Center, Refunding, Series A, 6.00%, 10/01/23	5,050,000	4,213,064
Massachusetts State Port Authority Special Facilities Revenue, ConRAC Project, Series A,
5.125%, 7/01/41	10,340,000	11,112,191
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL RE,
FGIC Insured, 5.50%, 1/01/34	40,000,000	49,008,800
		80,330,847
Michigan 3.9%
Delta County EDC Environmental Improvement Revenue, Mead Escanaba Paper, Series A,
Pre-Refunded, 6.25%, 4/15/27	10,500,000	10,571,085
Detroit City School District GO, School Building and Site Improvement, Series A,
AGMC Insured, 6.00%, 5/01/29	15,900,000	18,941,829
Detroit GO, Distribution State Aid, 5.25%, 11/01/35	23,000,000	24,325,260
Detroit Sewage Disposal System Revenue, second lien,
Series A, NATL Insured, 5.00%, 7/01/35	25,750,000	26,109,727
Series B, Assured Guaranty, 5.00%, 7/01/36	10,000,000	10,107,700
Series B, NATL Insured, 5.00%, 7/01/36	3,000,000	3,032,310
Series B, NATL RE, FGIC Insured, 5.50%, 7/01/29	5,000,000	5,733,900
Detroit Water Supply System Revenue,
Refunding, Series D, NATL Insured, 5.00%, 7/01/33	20,430,000	21,027,986
second lien, Refunding, Series C, AGMC Insured, 5.00%, 7/01/33	11,000,000	11,217,470
Ecorse City GO, Financial Recovery, Dedicated Tax, 6.50%, 11/01/35	5,215,000	5,576,973

128 | Annual Report

	Franklin Tax-Free Trust

	Statement of Investments, February 29, 2012 (continued)

	Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
	Municipal Bonds (continued)
	Michigan (continued)
	Garden City Hospital Finance Authority Hospital Revenue, Garden City Hospital Obligated
	Group, Refunding, Series A,
	5.75%, 9/01/17	$465,000	$465,270
	5.00%, 8/15/38	5,250,000	4,102,508
	Michigan State Building Authority Revenue, Facilities Program, Refunding,
	Series I, 6.00%, 10/15/38	6,000,000	6,825,120
	Series I, AMBAC Insured, 5.00%, 10/15/33	13,495,000	13,875,424
	Series IA, NATL RE, FGIC Insured, 5.00%, 10/15/31	9,500,000	10,039,410
	Series II, NATL Insured, 5.00%, 10/15/29	16,585,000	16,962,972
	Series II-A, 5.375%, 10/15/41	10,000,000	11,266,400
	Michigan State Finance Authority Revenue, School District of the City of Detroit, Refunding,
	5.50%, 6/01/21	10,000,000	11,018,500
	Michigan State Hospital Finance Authority Revenue,
	Marquette General Hospital Obligated Group, Series A, 5.00%, 5/15/34	6,000,000	5,669,040
	Memorial Healthcare Center, Refunding, 5.75%, 11/15/15	825,000	827,921
	Mercy Health Services, Series Q, AMBAC Insured, ETM, 5.75%, 8/15/16	6,210,000	6,230,555
Mid	-Michigan Obligated Group, Series A, 6.125%, 6/01/34	4,065,000	4,570,361
	Oakwood Obligated Group, Refunding, Series A, 5.00%, 7/15/37	3,680,000	3,733,323
	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical,
	Mandatory Put 6/02/14, Refunding, Series A-1, 6.75%, 12/01/28	2,800,000	3,101,112
	Refunding, Series B-2, 6.25%, 6/01/14	20,050,000	22,218,407
	Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
	Senior Series A, 6.00%,
	6/01/34	13,675,000	10,652,825
	6/01/48	10,000,000	7,579,300
	Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
	Refunding,
	8.25%, 9/01/39	20,000,000	25,193,800
	Series W, 6.00%, 8/01/39	33,120,000	36,305,150
	Tawas City Hospital Finance Authority Revenue, Tawas St. Joseph’s Hospital Project, Series A,
	ETM, 5.60%, 2/15/13	230,000	230,888
			337,512,526
	Minnesota 0.6%
	Hubbard County Solid Waste Disposal Revenue, Potlatch Corp. Project, 7.25%, 8/01/14	9,000,000	9,418,140
	Mahtomedi Senior Housing Revenue, St. Andrews Village Project, Refunding, 5.75%,
	12/01/40	5,000,000	4,705,700
	Minneapolis Health Care Facility Revenue, Augustana Chapel View Homes, Series D, 5.875%,
	6/01/35	5,075,000	4,202,303
	Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
	6.625%, 11/15/28	11,000,000	12,856,250
	6.75%, 11/15/32	6,250,000	7,318,250
	Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
	Refunding, Series A, 6.375%, 11/15/29	175,000	175,705
	Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 5.95%,
	2/01/18	225,000	225,165
	St. Paul Housing and RDA Hospital Revenue, Healtheast Project, 6.00%, 11/15/35	10,000,000	10,164,200
			49,065,713

Annual Report | 129

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Mississippi 0.9%		
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26	$ 18,960,000	$ 19,013,657
Lowndes County Solid Waste Disposal and PCR, Weyerhaeuser Co. Project, Refunding, Series B, 6.70%, 4/01/22	18,875,000	20,807,422
Warren County Gulf Opportunity Zone Revenue, International Paper Co. Project, Series A,		
5.50%, 9/01/31	20,000,000	20,766,000
6.50%, 9/01/32	10,000,000	11,204,100
5.80%, 5/01/34	7,000,000	7,486,780
		79,277,959
Missouri 0.4%		
Lake of the Ozarks Community Board Corp. Bridge System Revenue, Refunding, 5.25%, 12/01/20	8,350,000	7,380,732
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan 2 Project, Series A, 6.00%, 1/01/39	11,000,000	12,218,250
St. Louis Airport Revenue, Lambert, St. Louis International Airport, Series A-1,		
6.25%, 7/01/29	7,000,000	7,943,180
6.625%, 7/01/34	3,000,000	3,466,530
West Plains IDA Hospital Revenue, Ozarks Medical Center,		
6.75%, 11/15/24	3,045,000	3,046,431
Refunding, 5.50%, 11/15/12	85,000	85,293
		34,140,416
Nevada 0.9%		
Clark County ID Special Assessment,		
Local ID No. 128, The Summerlin Centre, Series A, 5.00%, 2/01/26	1,320,000	1,058,455
Local ID No. 128, The Summerlin Centre, Series A, 5.05%, 2/01/31	1,035,000	786,010
Local ID No. 132, Summerlin South Area, Villages 15A and 18, 6.875%, 2/01/21	3,495,000	3,519,500
Local ID No. 142, Mountains Edge, 6.375%, 8/01/23	3,920,000	4,049,752
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/20	750,000	623,858
Local ID No. 151, Summerlin-Mesa, 5.00%, 8/01/25	2,370,000	1,789,990
Clark County IDR, Southwest Gas Corp. Project, Series D, AMBAC Insured, 5.55%, 12/01/38	7,260,000	7,321,057
Henderson Health Care Facility Revenue, Catholic Healthcare West, Series A, 5.625%, 7/01/24	7,000,000	7,486,990
Henderson Local ID Special Assessment,		
No. T-4C, Green Valley, Refunding, Series A, 5.90%, 11/01/18	3,015,000	3,018,467
No. T-12, Series A, 7.375%, 8/01/18	25,455,000	24,191,668
No. T-16, 4.90%, 3/01/16	1,355,000	867,105
No. T-16, 5.00%, 3/01/18	965,000	592,819
No. T-16, 5.00%, 3/01/19	960,000	585,706
No. T-16, 5.10%, 3/01/22	1,445,000	856,610
No. T-16, 5.125%, 3/01/25	1,530,000	886,191
No. T-17, 5.00%, 9/01/15	700,000	711,858
No. T-17, 5.00%, 9/01/16	725,000	731,663
No. T-17, 5.00%, 9/01/25	1,340,000	1,250,140

130 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Nevada (continued)		
Las Vegas Local Improvement Bonds Special Assessment, Special ID No. 607, 6.25%, 6/01/24	$ 4,765,000	$ 4,653,165
Las Vegas Special Assessment, ID No. 505, Elkhorn Springs, 8.00%, 9/15/13	785,000	804,256
Overton Power District No. 5 Special Obligation Revenue, 8.00%, 12/01/38	7,500,000	8,991,300
		74,776,560
New Hampshire 0.2%		
New Hampshire Higher Educational and Health Facilities Authority Revenue, Hillcrest Terrace, 7.50%, 7/01/24	13,350,000	13,352,804
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A, 6.125%, 10/01/39	5,000,000	5,263,850
		18,616,654
New Jersey 3.4%		
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding, Series A, 5.75%, 1/01/40	5,000,000	5,701,300
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	9,965,000	9,976,858
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	23,000,000	23,160,540
Cigarette Tax, 5.50%, 6/15/31	6,500,000	6,794,905
Cigarette Tax, 5.75%, 6/15/34	10,000,000	10,485,900
first mortgage, Keswick Pines, Refunding, 5.75%, 1/01/24	1,525,000	1,408,978
first mortgage, Presbyterian, Series A, 6.25%, 11/01/20	7,635,000	7,604,002
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	5,000,000	5,379,400
New Jersey EDA Special Facility Revenue, Continental Airlines Inc. Project,		
6.625%, 9/15/12	25,525,000	25,944,376
6.25%, 9/15/19	30,000,000	30,109,500
6.40%, 9/15/23	28,500,000	28,503,135
New Jersey Health Care Facilities Financing Authority Revenue,		
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/33	57,680,000	15,624,935
Capital Appreciation, St. Barnabas Health Care System, Refunding, Series B, zero cpn., 7/01/34	52,330,000	13,304,903
South Jersey Hospital, 5.00%, 7/01/46	6,000,000	6,125,700
St. Joseph's Healthcare System, 6.625%, 7/01/38	25,000,000	26,702,250
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,		
Series A, 6.00%, 12/15/38	35,705,000	41,257,128
Series A, Pre-Refunded, 6.00%, 12/15/38	19,295,000	25,571,856
Series B, 5.25%, 6/15/36	10,000,000	11,257,500
		294,913,166
New Mexico 1.7%		
Farmington PCR, Public Service Co. of New Mexico, San Juan Project, Refunding,		
Series B, 5.90%, 6/01/40	58,000,000	61,004,980
Series C, 5.90%, 6/01/40	18,435,000	19,390,117
Series D, 5.90%, 6/01/40	53,520,000	56,292,871

Annual Report | 131

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Mexico (continued)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, St. Vincent Hospital,
Series A, Radian Insured, Pre-Refunded,
5.25%, 7/01/30	$4,360,000	$5,007,199
5.00%, 7/01/35	3,470,000	3,956,633
		145,651,800
New York 5.5%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
5/01/33	12,500,000	14,652,250
MAC for City of Troy Revenue, Capital Appreciation, Series C, NATL Insured, zero cpn.,
7/15/21	428,010	324,787
1/15/22	649,658	482,475
MTA Revenue, Transportation,
Refunding, Series D, 5.25%, 11/15/40	10,000,000	11,056,700
Series A, 5.00%, 11/15/41	15,500,000	16,631,500
Series F, 5.00%, 11/15/30	7,000,000	7,541,730
New York City GO,
Refunding, Series H, 6.25%, 8/01/15	20,000	20,084
Refunding, Series H, 6.125%, 8/01/25	10,000	10,038
Refunding, Series J, 6.00%, 8/01/21	5,000	5,019
Series B, 7.00%, 2/01/18	115,000	115,562
Series D, 7.625%, 2/01/14	5,000	5,026
Series F, 7.50%, 2/01/21	85,000	85,422
Series G, 7.50%, 2/01/22	10,000	10,050
New York City IDA Civic Facility Revenue,
Amboy Properties Corp. Project, Refunding, 6.75%, 6/01/20	5,370,000	5,208,041
Series C, 6.80%, 6/01/28	5,000,000	5,155,400
Staten Island University Hospital Project, Series C, Pre-Refunded, 6.45%, 7/01/32	1,395,000	1,435,748
New York City IDA Special Facility Revenue,
[d]American Airlines Inc., JFK International Airport Project, 7.625%, 8/01/25	31,860,000	30,182,890
[d]American Airlines Inc., JFK International Airport Project, 7.75%, 8/01/31	15,000,000	14,216,250
[d]American Airlines Inc., JFK International Airport Project, Series A, 8.00%, 8/01/12	30,000,000	28,811,700
British Airways PLC Project, 7.625%, 12/01/32	15,550,000	15,757,126
New York City IDAR, Liberty, 7 World Trade Center Project,
Series A, 6.25%, 3/01/15	45,000,000	45,065,700
Series A, 6.50%, 3/01/35	50,000,000	50,041,500
Series B, 6.75%, 3/01/15	5,000,000	5,009,100
New York City Municipal Water Finance Authority Water and Sewer System Revenue, Series E,
5.00%, 6/15/34	10,000,000	10,452,800
New York Liberty Development Corp. Liberty Revenue, Second Priority, Bank of America Tower
at One Bryant Park Project, Class 3, Refunding, 6.375%, 7/15/49	18,500,000	20,060,290
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters, 5.25%,
10/01/35	65,000,000	71,935,500
New York State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional
Medical Center,
6.125%, 12/01/29	16,000,000	16,747,520
6.25%, 12/01/37	30,000,000	31,062,000

132 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New York (continued)		
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-First Series, 4.00%,		
7/15/33	$ 17,395,000	$ 18,070,274
7/15/37	31,560,000	31,866,763
Port Authority of New York and New Jersey Special Obligation Revenue, Continental Airlines Inc., Eastern Project, La Guardia, 9.125%, 12/01/15	18,085,000	18,183,563
Utica IDA Civic Facility Revenue, Utica College Civic Facility,		
6.75%, 12/01/21	1,250,000	1,276,563
6.85%, 12/01/31	2,000,000	2,043,160
		473,522,531
North Carolina 0.4%		
Albemarle Hospital Authority Health Care Facilities Revenue, Refunding, 5.25%, 10/01/27	4,500,000	4,200,165
Columbus County Industrial Facilities and PCFA Revenue, International Paper Co. Projects,		
Recovery Zone Facility Bonds, Series B, 6.25%, 11/01/33	4,000,000	4,435,160
Series A, 6.25%, 11/01/33	1,300,000	1,441,427
North Carolina HFAR, SF, Series II, FHA Insured, 6.20%,		
3/01/16	430,000	445,437
9/01/17	330,000	330,086
North Carolina Medical Care Commission Health Care Facilities Revenue, Pennybyrn at Maryfield, Series A,		
5.75%, 10/01/23	3,625,000	3,256,156
6.00%, 10/01/23	2,500,000	2,294,500
5.65%, 10/01/25	2,000,000	1,721,740
6.125%, 10/01/35	12,250,000	10,482,937
North Carolina Medical Care Commission Retirement Facilities Revenue, first mortgage, United Methodist, Refunding, Series C,		
5.25%, 10/01/24	920,000	930,102
5.50%, 10/01/32	1,600,000	1,597,968
		31,135,678
Ohio 1.4%		
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	12,500,000	12,975,375
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,		
Senior Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to 12/01/12, 6.25% thereafter, 6/01/37	15,000,000	11,282,850
Senior Current Interest Turbo Term Bond, Series A-2, 5.875%, 6/01/30	22,500,000	17,466,975
Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34	11,250,000	8,286,525
Butler County Hospital Facilities Revenue, UC Health, 5.50%, 11/01/40	10,000,000	10,533,800
Franklin County Health Care Facilities Revenue, Presbyterian Retirement Services, Refunding, 5.50%,		
7/01/17	3,100,000	3,104,774
7/01/21	950,000	950,798
Hamilton County Healthcare Revenue, Life Enriching Communities Project, Series A,		
6.50%, 1/01/41	4,970,000	5,338,376
6.625%, 1/01/46	2,500,000	2,670,850

Annual Report | 133

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Little Miami Local School District GO, School Improvement, Refunding, 6.875%, 12/01/34	$ 5,885,000	$ 6,550,005
Miami County Hospital Facilities Revenue, Refunding and Improvement, Upper Valley Medical Center, 5.25%, 5/15/26	2,750,000	2,874,878
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,383,150
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38	17,000,000	18,142,740
Toledo Lucas County Port Authority Airport Revenue, Bax Global Project, Refunding, Series 1, 6.25%, 11/01/13	1,700,000	1,728,322
		118,289,418
Oklahoma 0.1%		
Oklahoma Development Finance Authority Revenue, Comanche County Hospital Project, Series B, 6.60%, 7/01/31	5,000,000	5,117,100
Tulsa Industrial Authority Revenue, Refunding, NATL Insured, 5.00%, 10/01/31	5,325,000	5,645,778
		10,762,878
Oregon 0.1%		
Oregon Health and Science University Revenue, Series A, 5.75%, 7/01/39	5,000,000	5,641,650
Pennsylvania 2.8%		
Allegheny County Higher Education Building Authority University Revenue, Carlow University Project, Refunding,		
6.75%, 11/01/31	1,215,000	1,317,060
7.00%, 11/01/40	2,000,000	2,166,100
Allegheny County Hospital Development Authority Revenue, West Pennsylvania Allegheny Health System, Refunding,		
5.00%, 11/15/28	8,360,000	7,085,602
5.375%, 11/15/40	70,000,000	58,084,600
Delaware County IDAR, Resource Recovery Facility, Refunding, Series A,		
6.10%, 7/01/13	15,700,000	15,719,154
6.20%, 7/01/19	17,525,000	17,532,360
Lancaster County Hospital Authority Revenue, Brethren Village Project, Series A,		
6.375%, 7/01/30	1,000,000	1,040,740
6.50%, 7/01/40	3,000,000	3,100,200
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital Project, Series A, 5.50%, 8/15/40	15,000,000	15,466,650
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue, Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39	60,000,000	68,259,000
Pennsylvania Economic Development Financing Authority Water Facilities Revenue, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	7,500,000	8,059,575
Pennsylvania State Turnpike Commission Turnpike Revenue,		
Capital Appreciation, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25% thereafter, 6/01/33	5,000,000	4,940,350
Series B, 5.75%, 6/01/39	20,000,000	22,192,800
Philadelphia Hospitals and Higher Education Facilities Authority Revenue, Temple University Health System, Refunding, Series B, 5.50%, 7/01/26	18,000,000	18,626,940
		243,591,131

134 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Rhode Island 0.2%		
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group,		
Pre-Refunded, 6.50%, 8/15/32	$ 8,000,000	$ 8,215,760
Refunding, NATL Insured, 5.75%, 5/15/23	405,000	405,494
Series A, 7.00%, 5/15/39	8,200,000	9,523,890
Tobacco Settlement FICO Revenue, Asset-Backed, Series B, zero cpn., 6/01/52	90,000,000	2,108,700
		20,253,844
South Carolina 0.8%		
Dorchester County School District No. 002 Installment Purchase Revenue, Growth Remedy Opportunities Tax Hike, 5.25%, 12/01/29	16,500,000	17,706,975
Greenville County School District Installment Purchase Revenue, Building Equity Sooner Tomorrow, 5.00%, 12/01/28	10,000,000	10,756,600
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster County Project, 5.00%, 12/01/26	15,015,000	15,806,441
Scago Educational Facilities Corp. for Calhoun School District Revenue, School District of Calhoun County Project, Radian Insured, 5.00%, 12/01/26	7,540,000	7,679,414
Scago Educational Facilities Corp. for Williamsburg School District Revenue, Williamsburg County Project, Refunding, Radian Insured, 5.00%, 12/01/31	2,000,000	2,046,400
South Carolina Jobs EDA Student Housing Revenue, Coastal Housing Foundation, Series A, 6.50%, 4/01/42	10,000,000	10,557,600
		64,553,430
Tennessee 0.9%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/27	19,365,000	8,649,377
Capital Appreciation, first mortgage, Refunding, Series A, NATL Insured, zero cpn., 7/01/28	19,400,000	8,129,958
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/29	19,365,000	7,616,835
first mortgage, Mountain States Health, Refunding, Series A, NATL Insured, zero cpn., 7/01/30	19,370,000	7,041,189
Knox County Health Educational and Housing Facilities Board Hospital Facilities Revenue,		
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/25	5,000,000	2,402,850
Capital Appreciation, Refunding and Improvement, Series A, AGMC Insured, zero cpn., 1/01/26	2,610,000	1,179,590
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/37	12,760,000	3,516,784
Covenant Health System, Refunding and Improvement, Series A, zero cpn., 1/01/39	13,755,000	3,285,794
Knox County Health Educational and Housing Facilities Board Revenue, University Health System Inc., Refunding, 5.25%, 4/01/36	23,475,000	24,178,780
Memphis-Shelby County Airport Authority Airport Revenue, Refunding, Series B, 5.75%,		
7/01/23	5,000,000	5,685,950
7/01/24	3,500,000	3,977,505
		75,664,612

Annual Report | 135

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Texas 6.8%		
Angelina and Neches River Authority Waste Disposal Revenue, Temple-Inland Forest Products, 6.95%, 5/01/23	$ 1,750,000	$ 1,791,930
Austin Convention Enterprises Inc. Convention Center Revenue, first tier, Refunding, Series B, 5.75%, 1/01/34	15,750,000	15,755,040
Bexar County Health Facilities Development Corp. Revenue, Army Retirement Residence, Refunding, 5.00%,		
7/01/27	1,000,000	1,011,570
7/01/33	1,520,000	1,510,044
Brazos County Health Facilities Development Corp. Franciscan Services Corp. Revenue, Obligated Group, St. Joseph Regional, 5.50%, 1/01/38	5,250,000	5,497,485
Brazos River Authority PCR,		
Texas Utilities Electric Co. Project, Refunding, Series A, 7.70%, 4/01/33	21,740,000	3,264,044
TXU Electric Co. Project, Refunding, Series A, 8.25%, 10/01/30	45,000,000	7,210,800
TXU Electric Co. Project, Refunding, Series C, 7.70%, 3/01/32	6,800,000	1,019,932
TXU Electric Co. Project, Refunding, Series D-1, 8.25%, 5/01/33	17,000,000	2,722,210
TXU Energy Co. LLC Project, Mandatory Put 4/01/13, Refunding, Series A, 6.75%, 4/01/38	6,385,000	4,633,531
TXU Energy Co. LLC Project, Refunding, Series B, 6.30%, 7/01/32	9,000,000	1,259,460
TXU Energy Co. LLC Project, Refunding, Series C, 6.75%, 10/01/38	1,555,000	218,789
Brazos River Harbor Navigation District Brazoria County Environmental Revenue, Mandatory Put 6/05/12, Refunding, 6.25%, 5/15/33	5,000,000	5,065,700
Capital Area Cultural Education Facilities Finance Corp. Revenue, Roman Catholic Diocese, Series B, 6.125%, 4/01/45	10,000,000	10,636,900
Central Texas Regional Mobility Authority Revenue,		
Capital Appreciation, Refunding, zero cpn., 1/01/35	3,000,000	769,770
Capital Appreciation, Refunding, zero cpn., 1/01/37	2,500,000	569,400
Capital Appreciation, Refunding, zero cpn., 1/01/38	2,405,000	516,065
Capital Appreciation, Refunding, zero cpn., 1/01/39	2,545,000	514,497
senior lien, Refunding, 5.75%, 1/01/25	2,350,000	2,585,635
senior lien, Refunding, 6.00%, 1/01/41	7,925,000	8,501,623
senior lien, Refunding, 6.25%, 1/01/46	24,340,000	26,378,475
Coppell Special Assessment, Gateway Project, 8.70%, 3/01/12	420,000	420,000
Dallas-Fort Worth International Airport Revenue,		
Joint, Series B, NATL Insured, 6.00%, 11/01/23	3,015,000	3,023,894
Joint, Series C, NATL Insured, 6.25%, 11/01/28	2,760,000	2,765,354
Joint Improvement, Series A, 5.00%, 11/01/42	12,000,000	12,797,640
Joint Improvement, Series A, 5.00%, 11/01/45	50,000,000	52,838,000
Gulf Coast Waste Disposal Authority Waste Disposal Revenue, Valero Energy Corp. Project, 6.65%, 4/01/32	1,500,000	1,501,350
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Refunding, Series B, 7.25%, 12/01/35	13,500,000	16,325,415
Houston Airport System Revenue, Special Facilities, Continental Airlines, Series E, 6.75%,		
7/01/21	35,095,000	35,600,719
7/01/29	31,520,000	31,972,942
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health System of East Texas,		
5.50%, 2/15/32	1,000,000	993,980
5.50%, 2/15/37	2,500,000	2,404,850
Refunding, 6.25%, 2/15/37	5,000,000	5,129,750

136 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Texas (continued)
Matagorda County Navigation District No. 1 PCR, Central Power and Light Co. Project,
Refunding, Series A, 6.30%, 11/01/29	$10,000,000	$11,417,800
Matagorda County Navigation District No. 1 Revenue, CenterPoint Energy Houston Electric LLC
Project, Refunding, 5.60%, 3/01/27	12,000,000	12,441,720
North Texas Tollway Authority Revenue,
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, zero cpn. to
1/01/15, 6.50% thereafter, 1/01/43	25,000,000	24,997,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	1,754,475
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/23,
7.00% thereafter, 9/01/43	10,000,000	6,672,800
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	25,000,000	18,979,000
System, first tier, Refunding, Series A, 5.625%, 1/01/33	1,000,000	1,097,200
System, first tier, Refunding, Series A, 6.25%, 1/01/39	12,500,000	14,140,000
System, first tier, Refunding, Series A, 5.75%, 1/01/48	30,000,000	31,994,700
System, first tier, Refunding, Series B, 5.00%, 1/01/38	10,000,000	10,644,800
System, first tier, Refunding, Series B, 5.75%, 1/01/40	11,680,000	12,586,952
System, first tier, Refunding, Series K-2, 6.00%, 1/01/38	15,000,000	16,755,750
System, second tier, Refunding, Series F, 5.75%, 1/01/38	20,000,000	21,329,800
Red River Health Facilities Development Corp. First Mortgage Revenue, Eden Home Project,
7.25%, 12/15/42	11,000,000	10,984,820
Sabine River Authority PCR, TXU Electric Co. Project, Refunding,
Series A, 5.80%, 7/01/22	1,000,000	135,150
Series B, 6.15%, 8/01/22	13,115,000	1,836,756
Series C, 5.20%, 5/01/28	29,945,000	3,746,419
Sam Rayburn Municipal Power Agency Revenue, Refunding, 6.00%,
10/01/16	8,500,000	8,647,305
10/01/21	1,500,000	1,522,560
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources,
Refunding, 5.00%, 11/15/40	15,225,000	16,263,649
Texas State Municipal Power Agency Revenue, sub. lien, Transmission, Refunding, 5.00%,
9/01/40	15,250,000	16,509,650
Texas State Turnpike Authority Central Turnpike System Revenue,
Capital Appreciation, AMBAC Insured, zero cpn., 8/15/32	51,000,000	15,133,740
Series A, AMBAC Insured, 5.75%, 8/15/38	31,000,000	31,594,890
Trinity River Authority PCR, TXU Electric Co. Project, Refunding, 6.25%, 5/01/28	445,000	62,349
Tyler Health Facilities Development Corp. Hospital Revenue,
East Texas Medical Center, Refunding and Improvement, Series A, 5.375%, 11/01/37	8,000,000	8,067,280
Mother Frances Hospital, Series B, 5.00%, 7/01/37	3,400,000	3,442,534
Wood County Central Hospital District Hospital Revenue, East Texas Medical Center Quitman
Project, 6.00%, 11/01/41	9,350,000	10,028,810
		579,994,953
Virginia 0.2%
James City County EDA Residential Care Facility Revenue, first mortgage, Williamsburg
Landing, Series A, 5.35%, 9/01/26	750,000	741,068
Peninsula Ports Authority Coal Terminal Revenue, Dominion Terminal Associates, Refunding,
6.00%, 4/01/33	9,500,000	9,694,655

Annual Report | 137

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Virginia (continued)		
Tobacco Settlement FICO Revenue,		
Asset-Backed, Pre-Refunded, 5.50%, 6/01/26	$ 2,500,000	$ 2,750,425
Capital Appreciation Bonds, second sub., Refunding, Series D, zero cpn., 6/01/47	50,000,000	1,002,000
		14,188,148
Washington 1.8%		
Douglas County PUD No. 1 Wells Hydroelectric Revenue, Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 9/01/35	7,685,000	8,045,042
FYI Properties Lease Revenue, Washington State District Project, 5.50%,		
6/01/34	11,935,000	13,351,923
6/01/39	16,250,000	17,982,900
Ocean Shores Local ID No. 1 Tax Allocation, 7.25%, 2/01/31	17,410,000	20,824,101
Port of Seattle Revenue, Intermediate Lien, Refunding, Series B, 5.00%, 6/01/40	17,000,000	18,480,700
Skagit County Public Hospital District No. 1 Revenue, Skagit Valley Hospital, 5.75%,		
12/01/32	2,000,000	2,071,840
12/01/35	5,355,000	5,609,041
Snohomish County Public Hospital District No. 3 GO, AMBAC Insured, 5.00%, 12/01/31	10,000,000	10,372,600
Washington State Health Care Facilities Authority Revenue,		
Central Washington Health Services, 7.00%, 7/01/39	8,500,000	9,200,570
Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33	7,500,000	8,268,375
Kadlec Medical Center, Refunding, Series A, Assured Guaranty, 5.00%, 12/01/30	4,000,000	4,148,160
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	305,000	362,548
Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,052,400
Washington State Higher Education Facilities Authority Revenue, Whitworth University Project, Refunding, 5.625%, 10/01/40	5,235,000	5,502,875
		155,273,075
West Virginia 0.4%		
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37	14,745,000	14,985,638
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	16,250,000	16,782,513
		31,768,151
Wisconsin 0.7%		
Wisconsin Housing and EDA Home Ownership Revenue, Series E, 4.90%, 9/01/37	12,410,000	12,625,562
Wisconsin Public Financial Authority Revenue, Adams-Columbia Cooperative, NATL Insured, 5.50%, 12/01/40	6,755,000	7,427,663
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	15,000,000	18,124,650
Wisconsin State Health and Educational Facilities Authority Revenue,		
Fort Healthcare Inc. Project, 5.75%, 5/01/24	5,000,000	5,112,250
New Castle Place Project, Series A, 7.00%, 12/01/31	2,500,000	1,895,725
Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30	9,530,000	9,925,018
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,458,350
		60,569,218

138 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Wyoming 0.3%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Series A,
5.75%, 7/15/39	$5,500,000	$6,126,725
West Park Hospital District Revenue, West Park Hospital Project, Series A, 7.00%,
6/01/40	5,500,000	6,474,820
Wyoming CDA Student Housing Revenue, CHF-Wyoming LLC, University of Wyoming Project,
6.25%, 7/01/31	600,000	640,992
6.50%, 7/01/43	1,600,000	1,708,112
Wyoming Municipal Power Agency Power Supply Revenue, Series A,
5.50%, 1/01/28	1,350,000	1,501,551
5.50%, 1/01/33	2,360,000	2,583,138
5.50%, 1/01/38	2,810,000	3,035,924
5.00%, 1/01/42	1,000,000	1,054,250
5.375%, 1/01/42	2,750,000	2,940,080
		26,065,592
U.S. Territories 5.7%
Guam 1.2%
Guam Government Department of Education COP, John F. Kennedy High School, Series A,
6.625%, 12/01/30	5,065,000	5,462,906
6.875%, 12/01/40	4,000,000	4,291,040
Guam Government GO,
Refunding, Series A, 5.125%, 11/15/27	7,270,000	7,112,241
Refunding, Series A, 5.25%, 11/15/37	37,000,000	33,972,290
Series A, 6.00%, 11/15/19	8,000,000	8,778,000
Series A, 6.75%, 11/15/29	10,000,000	10,684,100
Series A, 7.00%, 11/15/39	15,000,000	16,016,550
Guam Government Waterworks Authority Water and Wastewater System Revenue,
6.00%, 7/01/25	4,000,000	4,115,800
5.875%, 7/01/35	8,000,000	8,113,440
5.625%, 7/01/40	4,000,000	4,032,680
		102,579,047
Northern Mariana Islands 0.3%
Northern Mariana Islands Commonwealth GO, Refunding, Series B, 5.00%, 10/01/33	24,885,000	20,486,078
Northern Mariana Islands Commonwealth Ports Authority Seaport Revenue, Series A, 6.60%,
3/15/28	7,020,000	6,710,629
		27,196,707
Puerto Rico 3.6%
Children’s Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
Refunding,
5.50%, 5/15/39	11,500,000	11,307,835
5.625%, 5/15/43	3,500,000	3,466,645
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
Refunding, Series A, 5.75%, 7/01/37	13,000,000	13,842,530
Series A, 6.00%, 7/01/44	5,200,000	5,603,936

Annual Report | 139

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
U.S. Territories (continued)		
Puerto Rico (continued)		
Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A, 5.75%, 7/01/41	$ 15,000,000	$ 16,342,200
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue, Refunding, Series N, FGIC Insured, 5.25%, 7/01/39	7,000,000	7,431,970
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series VV, NATL RE, FGIC Insured, 5.25%, 7/01/32	8,500,000	9,800,160
Series XX, 5.75%, 7/01/36	8,620,000	9,562,425
Series XX, 5.25%, 7/01/40	21,570,000	22,589,614
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities Revenue, Cogeneration Facility, AES Puerto Rico Project, 6.625%, 6/01/26	1,365,000	1,365,232
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Series S, 6.00%, 7/01/41	15,000,000	16,624,350
Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B, 5.50%, 8/01/31	21,000,000	22,511,790
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	53,000,000	52,121,790
Capital Appreciation, first sub., Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	29,830,720
first sub., Series A, 5.50%, 8/01/42	42,000,000	45,845,520
first sub., Series C, 5.50%, 8/01/40	25,000,000	27,373,250
Series C, 5.25%, 8/01/40	7,150,000	7,933,354
		303,553,321
U.S. Virgin Islands 0.6%		
Virgin Islands PFAR,		
senior lien, Capital Projects, Series A-1, 5.00%, 10/01/24	555,000	595,809
senior lien, Refunding, Series B, 5.00%, 10/01/25	1,500,000	1,608,255
sub. lien, Refunding, Series C, 5.00%, 10/01/19	9,145,000	10,349,031
sub. lien, Refunding, Series C, 5.00%, 10/01/22	10,000,000	10,830,800
Virgin Islands Matching Fund Loan Note, Diageo Project, Series A, 6.625%, 10/01/29	18,380,000	21,001,356
Virgin Islands Matching Fund Loan Note, sub. lien, Working Capital, Refunding, Series B, 5.25%, 10/01/29	5,750,000	6,163,597
		50,548,848
Total U.S. Territories		483,877,923
Total Municipal Bonds before Short Term Investments (Cost $7,427,390,968)		7,913,219,311
Short Term Investments 6.0%		
Municipal Bonds 6.0%		
Colorado 0.3%		
[e]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation Bond Program,		
Refunding, Series A-8, Daily VRDN and Put, 0.13%, 9/01/35	10,000,000	10,000,000
Refunding, Series D-1, Daily VRDN and Put, 0.12%, 7/01/36	15,995,000	15,995,000
Series A-12, Daily VRDN and Put, 0.13%, 2/01/38	3,585,000	3,585,000
		29,580,000

140 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Connecticut 0.2%
[e]Connecticut State Health and Educational Facilities Authority Revenue, Greater Hartford
YMCA, Series B, Daily VRDN and Put, 0.20%, 7/01/38	$15,480,000	$15,480,000
District of Columbia 0.6%
[e]Metropolitan Washington D.C. Airports Authority Airport System Revenue, Refunding, Series D,
Sub Series D-2, Daily VRDN and Put, 0.14%, 10/01/39	51,635,000	51,635,000
Florida 0.2%
[e]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project,
Refunding, Series C, Daily VRDN and Put, 0.20%, 10/01/35	19,500,000	19,500,000
Kentucky 0.2%
[e]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.10%, 8/15/38	15,030,000	15,030,000
Maryland 0.2%
[e]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series A,
Daily VRDN and Put, 0.25%, 7/01/38	15,800,000	15,800,000
Massachusetts 0.2%
[e]Massachusetts State Health and Educational Facilities Authority Revenue, Museum of Fine
Arts, Series A-1, Daily VRDN and Put, 0.20%, 12/01/37	15,900,000	15,900,000
Michigan 0.0%†
[e]University of Michigan Revenue, General, Series A, Daily VRDN and Put, 0.12%, 4/01/38	3,850,000	3,850,000
Minnesota 0.1%
[e]Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health
System, Refunding, Series B-2, Daily VRDN and Put, 0.10%, 11/15/35	4,700,000	4,700,000
Missouri 0.5%
[e]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University,
Refunding, Series A-1, Daily VRDN and Put, 0.10%, 10/01/35	13,465,000	13,465,000
Series B, Daily VRDN and Put, 0.16%, 10/01/24	13,300,000	13,300,000
[e]Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
SSM Health Care, Series C, Daily VRDN and Put, 0.19%, 6/01/45	18,545,000	18,545,000
		45,310,000
New Jersey 0.2%
[e]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, Series C,
Daily VRDN and Put, 0.15%, 7/01/43	12,865,000	12,865,000
New York 1.3%
[e]New York City GO,
Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.19%, 8/01/25	42,685,000	42,685,000
Series A, Sub Series A-7, Daily VRDN and Put, 0.09%, 8/01/20	8,100,000	8,100,000
Series A, Sub Series A-10, Daily VRDN and Put, 0.14%, 8/01/16	4,500,000	4,500,000
Series E, Sub Series E-2, Daily VRDN and Put, 0.19%, 8/01/34	10,000,000	10,000,000
Series L, Sub Series L-6, Daily VRDN and Put, 0.10%, 4/01/32	46,805,000	46,805,000
		112,090,000

Annual Report | 141

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin High Yield Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)		
Municipal Bonds (continued)		
North Carolina 0.8%		
[e]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas,		
Refunding, Series B, Daily VRDN and Put, 0.08%, 1/15/38	$ 6,900,000	$ 6,900,000
Series H, Daily VRDN and Put, 0.09%, 1/15/45	46,955,000	46,955,000
[e]North Carolina Medical Care Commission Health Care Facilities Revenue, Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.20%, 7/01/34	7,815,000	7,815,000
[e]North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital, Refunding, Daily VRDN and Put, 0.21%, 10/01/37	2,555,000	2,555,000
		64,225,000
Pennsylvania 0.3%		
[e]Geisinger Authority Health System Revenue, Geisinger Health System,		
Daily VRDN and Put, 0.12%, 11/15/32	9,050,000	9,050,000
Series B, Daily VRDN and Put, 0.08%, 6/01/41	20,800,000	20,800,000
		29,850,000
Texas 0.2%		
[e]Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals Dallas, Series A, Daily VRDN and Put, 0.14%, 10/01/41	13,260,000	13,260,000
Utah 0.2%		
[e]Utah State Transit Authority Sales Tax Revenue, Series A, Daily VRDN and Put, 0.14%, 6/15/42	20,000,000	20,000,000
Virginia 0.5%		
[e]Fairfax County IDAR, Health Care, Inova Health System Project, Series A-2, Daily VRDN and Put, 0.10%, 5/15/35	11,050,000	11,050,000
[e]Montgomery County IDAR, Virginia Tech Foundation, Daily VRDN and Put, 0.13%, 6/01/35	16,555,000	16,555,000
[e]Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University Project, Refunding, Daily VRDN and Put, 0.20%,		
8/01/31	2,600,000	2,600,000
8/01/33	6,650,000	6,650,000
[e]Virginia Commonwealth University Revenue, General, Series B, AMBAC Insured, Daily VRDN and Put, 0.13%, 11/01/30	5,100,000	5,100,000
		41,955,000
Total Short Term Investments (Cost $511,030,000)		511,030,000
Total Investments (Cost $7,938,420,968) 98.5%		8,424,249,311
Other Assets, less Liabilities 1.5%		127,796,150
Net Assets 100.0%		$8,552,045,461

See Abbreviations on page 206.

[a]Rounds to less than 0.1% of net assets.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days. At February 29, 2012, the aggregate value of these securities was $9,831,560, representing 0.11% of net assets.

[c]The bond pays interest and/or principal based upon the issuer's ability to pay, which may be less than the stated interest rate or principal paydown.

[e]See Note 6 regarding credit risk and defaulted securities.

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 143

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

144 | The accompanying notes are an integral part of these financial statements. | Annual Report

[a]For the year ended February 29.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Amount rounds to less than $0.01 per share.
[e]Effective September 1, 2008, the redemption fee was eliminated.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 145

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

146 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 92.9%
Alabama 4.0%
Alabama Drinking Water Finance Authority Revenue, Revolving Fund Loan, Series A,
AMBAC Insured, 5.25%, 8/15/21	$2,490,000	$2,493,486
Bessemer GO, wts., XLCA Insured, 5.00%, 2/01/35	2,000,000	1,895,460
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,867,800
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.25%,
1/01/39	5,000,000	5,369,650
Chatom IDB Gulf Opportunity Zone Revenue, PowerSouth Energy Cooperative, Refunding,
Series A, Assured Guaranty, 5.00%,
8/01/30	5,250,000	5,933,235
8/01/37	5,000,000	5,428,100
Helena Utilities Board Water and Sewer Revenue, NATL Insured, Pre-Refunded, 5.25%,
4/01/27	3,260,000	3,304,466
4/01/33	4,890,000	4,956,700
Houston County Health Care Authority Revenue, Series A, AMBAC Insured, 5.125%,
10/01/24	5,855,000	6,085,453
10/01/25	6,065,000	6,279,458
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
5.125%, 4/01/38	10,865,000	11,596,323
Limestone County Water and Sewer Authority Water Revenue, AMBAC Insured, 5.00%,
12/01/35	9,100,000	9,310,028
Orange Beach Water Sewer and Fire Protection Authority Revenue, NATL Insured, 5.00%,
5/15/35	3,665,000	3,788,107
Pell City GO, wts.,
Refunding, XLCA Insured, 5.00%, 2/01/24	1,020,000	1,083,791
XLCA Insured, 5.00%, 2/01/34	5,195,000	5,292,458
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,858,874
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
Student Housing LLC, University of Alabama Ridgecrest Residential Project,
Assured Guaranty, 6.75%, 7/01/38	5,000,000	5,815,600
University of Alabama at Birmingham Hospital Revenue, Refunding, Series A, AMBAC Insured,
5.00%, 9/01/41	5,000,000	5,143,550
		114,502,539
Alaska 0.4%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured,
6.25%, 7/01/21	5,000	5,019
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center,
Assured Guaranty, 6.00%, 9/01/32	10,000,000	11,785,800
		11,790,819
Arizona 2.7%
Arizona State COP, Department of Administration,
Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,675,635
Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	11,289,700
Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,481,050
Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,914,720
Downtown Phoenix Hotel Corp. Revenue,
Senior Series A, FGIC Insured, 5.00%, 7/01/36	15,000,000	13,391,100
sub. bond, Series B, NATL RE, FGIC Insured, 5.00%, 7/01/36	6,450,000	6,552,619

Annual Report | 147

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Arizona (continued)		
Maricopa County IDA Hospital Facility Revenue, Samaritan Health Services, Series A, NATL Insured, ETM, 7.00%, 12/01/16	$ 300,000	$ 354,510
Pima County Sewer System Revenue, Assured Guaranty, 5.00%, 7/01/25	7,000,000	8,096,550
Tucson Water System Revenue, Series B, AGMC Insured, 5.00%, 7/01/32	12,000,000	12,993,840
		76,749,724
Arkansas 0.3%		
Benton Regional Public Water Authority Water Revenue, Refunding and Improvement, XLCA Insured, 5.00%, 10/01/35	5,230,000	5,550,442
University of Arkansas University Revenues, Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/36	3,205,000	3,451,112
		9,001,554
California 7.5%		
California State GO,		
Refunding, AMBAC Insured, 5.00%, 2/01/33	7,000,000	7,268,660
Refunding, NATL Insured, 5.00%, 2/01/31	20,000,000	20,551,800
Refunding, NATL Insured, 5.00%, 10/01/32	1,910,000	1,927,228
Various Purpose, 6.00%, 4/01/38	30,000,000	34,519,800
Various Purpose, Refunding, NATL Insured, 4.75%, 3/01/35	20,855,000	21,349,055
California State Public Works Board Lease Revenue, Various Capital Projects, Series G-1, 5.25%, 10/01/24	5,000,000	6,038,900
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/39	10,000,000	10,607,600
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34	10,000,000	10,987,700
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, 5.25%, 8/01/35	23,800,000	25,721,374
Los Angeles USD, GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/32	32,565,000	36,032,521
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, 5.25%, 8/01/34	5,000,000	5,491,050
Oakland RDA Tax Allocation, Central District Redevelopment, Refunding, AMBAC Insured, 5.50%, 2/01/14	90,000	94,905
Richmond Joint Powers Financing Authority Revenue, Lease, Civic Center Project, Refunding, Assured Guaranty, 5.75%, 8/01/29	13,315,000	15,050,078
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, NATL Insured, 5.25%, 1/15/30	4,000,000	3,423,040
San Jose RDA Tax Allocation, Merged Area, Refunding, Series D, Assured Guaranty, 5.00%, 8/01/22	10,000,000	10,526,100
Val Verde USD, COP, School Construction Project,		
Refunding, Series B, NATL RE, FGIC Insured, 5.00%, 1/01/35	1,680,000	1,626,559
Series B, FGIC Insured, Pre-Refunded, 5.00%, 1/01/35	820,000	922,287
		212,138,657
Colorado 2.3%		
Colorado State Board of Governors University Enterprise System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 3/01/37	10,000,000	10,620,000
Colorado State Health Facilities Authority Revenue,		
Catholic Health Initiatives, Series C-7, AGMC Insured, 5.00%, 9/01/36	20,000,000	21,091,800
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,662,300

148 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Colorado (continued)
Denver City and County Airport Revenue, Series C, NATL Insured, ETM, 6.125%,
11/15/25	$3,590,000	$4,913,202
11/15/25	4,410,000	4,422,613
Denver Convention Center Hotel Authority Revenue, senior bond, Refunding, XLCA Insured,
5.00%, 12/01/35	15,000,000	14,863,050
		66,572,965
Connecticut 0.2%
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities
Program, Series G, Assured Guaranty, 6.00%, 7/01/38	5,000,000	5,681,900
District of Columbia 0.7%
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group, Sub Series 1,
AGMC Insured, 5.45%, 7/15/35	19,540,000	21,108,280
Florida 8.8%
Brevard County Local Option Fuel Tax Revenue, NATL RE, FGIC Insured, 5.00%,
8/01/32	12,440,000	12,837,334
8/01/37	13,000,000	13,183,690
Broward County HFAR,
5.65%, 11/01/22	405,000	405,356
5.70%, 11/01/29	225,000	225,133
Broward County School Board COP,
NATL Insured, 5.00%, 7/01/28	2,000,000	2,042,760
Series A, AGMC Insured, 5.00%, 7/01/26	2,850,000	2,869,323
Series A, AGMC Insured, 5.00%, 7/01/30	2,000,000	2,086,840
Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36	2,000,000	2,042,500
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	170,000	170,644
Coral Gables Health Facilities Authority Hospital Revenue, Baptist Health South Florida
Obligated Group, AGMC Insured, Pre-Refunded, 5.00%, 8/15/29	1,000,000	1,113,340
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, 5.75%, 9/01/29	1,890,000	1,891,191
Destin Capital Improvement Revenue, NATL Insured, 5.00%, 8/01/27	1,315,000	1,334,857
Escambia County Utilities Authority Utility System Revenue, NATL RE, FGIC Insured, 5.00%,
1/01/31	1,775,000	1,776,864
Florida Gulf Coast University FICO Capital Improvement Revenue, Housing Project, Series A,
NATL Insured, 5.00%, 2/01/37	10,000,000	10,208,700
Florida HFAR, Spinnaker Cove Apartments, Series G, AMBAC Insured, 6.50%, 7/01/36	1,600,000	1,600,416
Florida HFC Revenue,
Housing, Logan’s Pointe Apartments, Series F-1, AGMC Insured, 5.90%, 12/01/19	1,080,000	1,081,188
Marina Bay Apartments, Series S, AGMC Insured, 5.85%, 2/01/41	1,070,000	1,070,642
Florida Intergovernmental Finance Commission Capital Revenue, Series A, AMBAC Insured,
5.00%, 8/01/32	3,570,000	3,589,314
Florida State Board of Education Capital Outlay GO, Public Education, Series B, NATL RE,
FGIC Insured, Pre-Refunded, 5.00%, 6/01/23	5,395,000	5,511,802
Florida State Board of Education GO,
Series C, NATL Insured, Pre-Refunded, 5.00%, 6/01/27	4,245,000	4,315,170
Series F, NATL Insured, 5.00%, 6/01/28	2,000,000	2,043,300
Florida State Correctional Privatization Commission COP, Series B, AMBAC Insured, 5.00%,
8/01/25	2,000,000	2,132,400

Annual Report | 149

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Florida State Department of Environmental Protection Preservation Revenue, Florida Forever,
Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/21	$3,000,000	$3,076,620
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30	1,150,000	1,191,147
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A,
NATL Insured, 5.00%, 7/01/26	1,670,000	1,763,954
Indian Trail Water Control District Improvement Revenue, NATL Insured, 5.75%, 8/01/16	820,000	823,296
Jacksonville Capital Improvement Revenue, Refunding, Series C, AMBAC Insured, 5.00%,
10/01/25	4,000,000	4,066,960
Jacksonville Guaranteed Entitlement Revenue, Refunding and Improvement, NATL RE,
FGIC Insured, 5.00%, 10/01/32	1,000,000	1,008,800
Jacksonville Sales Tax Revenue,
AMBAC Insured, 5.00%, 10/01/30	5,000,000	5,004,100
Better Jacksonville, NATL Insured, 5.00%, 10/01/30	1,500,000	1,527,630
Jacksonville Transportation Revenue, NATL Insured,
5.00%, 10/01/26	2,000,000	2,004,900
5.25%, 10/01/29	11,000,000	11,025,190
Lake County School Board COP, Series A, AMBAC Insured, 5.00%, 6/01/30	2,080,000	2,143,752
Lee County Airport Revenue, Refunding, AGMC Insured, 5.00%, 10/01/33	3,530,000	3,672,541
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%,
4/01/32	1,460,000	1,503,406
4/01/37	11,000,000	11,216,590
Leon County COP, AMBAC Insured, 5.00%, 7/01/25	8,935,000	9,508,448
Maitland CDA Revenue, AMBAC Insured, 5.00%, 7/01/34	2,595,000	2,711,801
Marion County Utility System Revenue, NATL RE, FGIC Insured, 5.00%, 12/01/31	880,000	891,678
Martin County Health Facilities Authority Revenue, Martin Memorial Medical Center,
AGMC Insured, 5.50%, 11/15/42	3,800,000	4,158,150
Miami Beach Water and Sewer Revenue, AMBAC Insured, 5.00%, 9/01/30	3,000,000	3,018,510
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas,
Refunding, Series A, CIFG Insured, 5.00%, 10/01/38	1,625,000	1,641,331
Series B, NATL RE, FGIC Insured, 5.75%, 10/01/29	2,500,000	2,516,100
Series B, NATL RE, FGIC Insured, 5.00%, 10/01/30	3,500,000	3,607,975
Miami-Dade County GO, Building Better Communities Program, NATL RE, FGIC Insured,
5.00%, 7/01/33	2,000,000	2,087,480
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A,
NATL Insured, 5.00%, 6/01/31	1,650,000	1,689,484
Miami-Dade County School Board COP, Series A, NATL RE, FGIC Insured, 5.00%,
5/01/25	5,000,000	5,439,300
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional Healthcare
System, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	7,000,000	7,543,480
Orange County School Board COP, Series A, NATL Insured, 5.00%, 8/01/27	10,000,000	10,090,900
Orlando-Orange County Expressway Authority Revenue,
junior lien, NATL RE, FGIC Insured, 6.50%, 7/01/12	225,000	229,347
Series B, AMBAC Insured, 5.00%, 7/01/35	20,000,000	20,375,600
Osceola County School Board COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%,
6/01/27	13,000,000	13,287,560
Osceola County Tourist Development Tax Revenue, NATL RE, FGIC Insured, 5.00%,
10/01/32	3,000,000	3,026,400
Panama City Beach Utility Revenue, Refunding, AMBAC Insured, 5.00%, 6/01/32	2,000,000	2,026,280

150 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Florida (continued)
Pasco County Guaranteed Entitlement Revenue, Refunding, AGMC Insured, 5.00%,
12/01/33	$2,185,000	$2,240,084
Pembroke Pines Public Improvement Revenue,
Series A, AMBAC Insured, 5.00%, 10/01/29	2,000,000	2,074,620
Series B, AMBAC Insured, 5.00%, 10/01/34	2,000,000	2,066,660
Pinellas County Health Facilities Authority Revenue, Baycare Health System, AGMC Insured,
5.00%, 11/15/30	4,000,000	4,005,200
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	3,000,000	3,078,840
Polk County Public Facilities Revenue, NATL Insured, 5.00%, 12/01/33	2,000,000	2,094,880
Polk County Utility System Revenue, Series A, NATL RE, FGIC Insured, 5.00%, 10/01/30	1,000,000	1,046,100
Port Orange GO, NATL Insured, 5.00%, 4/01/33	1,755,000	1,873,989
Port St. Lucie Utility Revenue, NATL Insured, 5.00%, 9/01/34	8,420,000	8,794,185
Sumter County School District Revenue, Multi-District Loan Program, AGMC Insured, ETM,
7.15%, 11/01/15	245,000	301,732
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	1,043,937
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000	1,322,468
Tavares Water and Sewer Revenue, AMBAC Insured, 5.50%, 10/01/30	1,000,000	1,002,500
University of Central Florida Athletics Assn. Inc. COP, Series A, NATL RE, FGIC Insured,
5.00%,
10/01/27	1,000,000	1,007,110
10/01/30	1,485,000	1,486,381
		250,850,160
Georgia 5.1%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project,
Assured Guaranty, 5.75%, 6/15/41	5,550,000	6,129,531
Athens Housing Authority Student Housing Lease Revenue, University of Georgia,
AMBAC Insured, Pre-Refunded, 5.00%, 12/01/33	6,000,000	6,211,621
Atlanta Airport Revenue, General, Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,790,016
Atlanta Water and Wastewater Revenue,
AGMC Insured, 5.00%, 11/01/37	15,000,000	15,538,200
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	23,000,000	25,385,560
Series A, NATL RE, FGIC Insured, 5.00%, 11/01/29	4,750,000	4,755,225
Brunswick Water and Sewer Revenue, Improvement, NATL Insured, ETM, 6.10%,
10/01/14	1,535,000	1,663,694
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four, Assured Guaranty, 5.25%, 7/01/33	14,825,000	16,275,478
Cherokee County Water and Sewer Authority Revenue, NATL Insured, 6.90%, 8/01/18	15,000	15,071
Columbus Building Authority Lease Revenue, Series A, NATL RE, FGIC Insured, 5.00%,
1/01/31	3,500,000	3,608,290
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, 5.50%, 9/01/37	6,450,000	7,009,602
East Point Building Authority Revenue, Water and Sewer Project, Series A, XLCA Insured,
5.00%, 2/01/30	11,360,000	10,879,813
Fulton County Development Authority Revenue, Georgia Institute of Technology Athletic Assn.,
Refunding, AMBAC Insured, 5.125%, 10/01/32	9,000,000	9,033,210
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation III
LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	9,250,000	9,683,270

Annual Report | 151

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Georgia (continued)
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
Healthcare System, Refunding, AGMC Insured, 5.00%, 8/01/41	$7,500,000	$7,644,000
Savannah EDA Revenue, SSU Community Development LLC Project, Series I,
Assured Guaranty, 5.75%, 6/15/41	10,000,000	11,014,900
		144,637,481
Hawaii 0.1%
Hawaii County GO, Refunding and Improvement, Series A, NATL RE, FGIC Insured, 5.60%,
5/01/12	1,000,000	1,008,460
5/01/13	1,000,000	1,061,930
		2,070,390
Illinois 6.0%
Chicago Board of Education GO, Refunding, Series C, Assured Guaranty, 5.25%,
12/01/26	12,575,000	13,980,885
Chicago GO, Refunding, Series A, AGMC Insured, 5.00%,
1/01/28	29,885,000	33,100,327
1/01/29	13,345,000	14,694,180
1/01/30	6,200,000	6,795,696
Chicago O’Hare International Airport Revenue,
AGMC Insured, 5.25%, 1/01/35	26,635,000	29,018,832
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	24,915,000	26,921,405
Illinois Finance Authority Revenue,
Edward Hospital, Series A, AMBAC Insured, 5.50%, 2/01/40	4,000,000	4,201,000
Southern Illinois HealthCare, AGMC Insured, 5.375%, 3/01/35	8,500,000	9,142,005
Illinois Health Facilities Authority Revenue, Northwestern Medical Facility Foundation,
Refunding, NATL Insured, 5.125%, 11/15/28	5,000,000	5,002,450
Illinois State GO, Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	11,090,400
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	285,000	344,907
Saline Valley Conservancy District Waterworks Revenue, Saline Valley Conservancy District,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/41	7,000,000	7,367,430
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source,
Refunding, AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,570,663
		169,230,180
Indiana 0.5%
Indiana Health and Educational Facility Finance Authority Revenue, St. Francis, Series E,
AGMC Insured, 5.25%, 5/15/41	3,750,000	3,951,037
Indianapolis Local Public Improvement Bond Bank Revenue, Waterworks Project, Series A,
Assured Guaranty, 5.50%, 1/01/38	8,650,000	9,558,769
		13,509,806
Kansas 0.6%
Overland Park Development Corp. Revenue, second tier, Overland Park Convention Center
Hotel, Refunding, Series B, AMBAC Insured, 5.125%, 1/01/32	20,000,000	17,857,400

152 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Kentucky 1.3%
Kentucky Economic Development Finance Authority Health System Revenue,
Norton Healthcare Inc.,
Refunding, Series C, NATL Insured, 6.05%, 10/01/20	$8,505,000	$9,001,692
Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/20	4,255,000	4,673,692
Series C, NATL Insured, Pre-Refunded, 6.15%, 10/01/26	12,195,000	13,414,012
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project,
Series A, NATL Insured, 5.00%, 9/01/37	10,000,000	10,368,700
		37,458,096
Louisiana 2.9%
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities, Housing and
Package Project, Assured Guaranty,
5.00%, 10/01/25	5,500,000	6,119,190
5.50%, 10/01/41	15,000,000	16,323,600
Louisiana Local Government Environmental Facilities and CDA Revenue,
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, 5.00%, 10/01/26	2,750,000	3,039,575
Parking Facilities Corp. Garage Project, Series A, AMBAC Insured, 5.375%, 10/01/31	5,480,000	5,480,164
Southeastern Louisiana University, Series A, AGMC Insured, 5.00%, 10/01/40	8,545,000	9,440,345
Louisiana State Citizens Property Insurance Corp. Assessment Revenue,
[a]Refunding, AGMC Insured, 5.00%, 6/01/24	5,250,000	5,975,813
Series C-2, Assured Guaranty, 6.75%, 6/01/26	21,000,000	25,053,630
Louisiana State Gasoline and Fuels Tax Revenue, Series A, AMBAC Insured, 5.00%,
6/01/27	10,000,000	10,044,600
		81,476,917
Maine 1.0%
Maine Educational Loan Authority Student Loan Revenue, Series A-3, Assured Guaranty,
5.875%, 12/01/39	16,910,000	18,212,577
Maine State Health and Higher Educational Facilities Authority Revenue, Series C,
AGMC Insured, 6.20%, 7/01/25	100,000	100,278
Portland Airport Revenue, General, AGMC Insured,
5.25%, 1/01/35	3,000,000	3,237,030
5.00%, 1/01/40	6,000,000	6,353,760
		27,903,645
Maryland 1.1%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%,
9/01/32	10,000,000	9,205,500
Baltimore Project Revenue, Water Projects, Refunding, Series A, NATL RE, FGIC Insured,
5.125%, 7/01/42	11,000,000	11,103,290
Maryland State Health and Higher Educational Facilities Authority Revenue,
LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/34	9,000,000	9,427,140
University of Maryland Medical System, Series B, NATL RE, FGIC Insured, 7.00%,
7/01/22	200,000	243,108
		29,979,038

Annual Report | 153

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Massachusetts 2.8%
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute,
NATL Insured, 5.00%, 9/01/47	$25,050,000	$26,023,193
Massachusetts State GO, Consolidated Loan, Series D, NATL Insured,
ETM, 5.00%, 8/01/27	3,535,000	3,604,180
Pre-Refunded, 5.00%, 8/01/27	855,000	871,732
Massachusetts State Health and Educational Facilities Authority Revenue,
CareGroup Issue, Refunding, Series A, NATL Insured, 5.00%, 7/01/25	2,810,000	2,813,681
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000	910,598
Emmanuel College, NATL Insured, 5.00%, 7/01/37	21,685,000	21,784,100
Harvard Pilgrim Health, Series A, AGMC Insured, 5.00%, 7/01/18	3,000,000	3,004,500
Simmons College, Series C, NATL Insured, 5.125%, 10/01/28	4,260,000	4,261,661
Massachusetts State Water Resources Authority Revenue, Series J, AGMC Insured,
Pre-Refunded, 5.00%, 8/01/32	16,250,000	16,568,013
		79,841,658
Michigan 7.3%
Birmingham City School District GO, School Building and Site, AGMC Insured, 5.00%,
11/01/33	8,135,000	8,500,424
Central Michigan University Revenue, Series A, AMBAC Insured, 5.05%, 10/01/32	8,650,000	8,735,548
Detroit City School District GO, School Building and Site Improvement, Series A,
AGMC Insured, Pre-Refunded, 5.125%, 5/01/31	6,500,000	6,550,245
Detroit GO, Series A-1, NATL Insured, 5.00%, 4/01/21	12,390,000	11,044,446
Detroit Sewage Disposal System Revenue,
second lien, Series B, NATL Insured, 5.00%, 7/01/36	15,000,000	15,161,550
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/32	2,905,000	2,940,005
senior lien, Series B, AGMC Insured, 7.50%, 7/01/33	6,000,000	7,480,860
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, 7.00%, 7/01/36	5,000,000	5,992,750
senior lien, Series A, AGMC Insured, 5.00%, 7/01/34	7,040,000	7,193,050
senior lien, Series A, NATL Insured, 5.00%, 7/01/34	10,150,000	10,228,053
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Refunding,
Series C, Assured Guaranty, 5.00%, 6/01/26	15,000,000	16,597,500
Michigan State Building Authority Revenue, Refunding, Series IA,
AGMC Insured, 5.00%, 10/15/36	28,895,000	30,099,633
NATL RE, FGIC Insured, 5.00%, 10/15/36	10,000,000	10,416,900
Michigan State Hospital Finance Authority Revenue,
Hospital, Botsford Obligated Group, Refunding, Series A, NATL Insured, 5.25%,
2/15/22	2,000,000	2,000,960
Oakwood Obligated Group, Refunding, Series A, AGMC Insured, 5.00%, 8/15/31	10,000,000	10,008,600
Sparrow Obligated Group, Refunding, NATL Insured, 5.00%, 11/15/36	13,000,000	13,182,780
St. John’s Hospital, Refunding, Series A, AMBAC Insured, ETM, 6.00%, 5/15/13	1,105,000	1,126,746
Trinity Health Credit Group, Series A, 6.50%, 12/01/33	25,000,000	29,449,500
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Edison Co. Pollution
Control Bonds Project, Refunding, Collateralized Series BB, AMBAC Insured, 7.00%,
5/01/21	250,000	326,953
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32	10,000,000	10,069,700
		207,106,203

154 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
Minnesota 0.6%
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue, sub. bond,
Refunding, Series A, AMBAC Insured, 5.00%, 1/01/35	$15,000,000	$15,391,650
Minnesota Agricultural and Economic Development Board Revenue, Health Care System,
Refunding, Series A, NATL Insured, 5.75%, 11/15/26	180,000	180,257
Minnesota State HFAR, Rental Housing, Refunding, Series D, NATL Insured, 6.00%,
2/01/22	130,000	130,130
		15,702,037
Mississippi 0.4%
Harrison County Wastewater Management District Revenue, Wastewater Treatment Facilities,
Series A, FGIC Insured, ETM, 8.50%, 2/01/13	80,000	85,920
Mississippi Development Bank Special Obligation Revenue, Municipal Energy Agency,
Series A, XLCA Insured, 5.00%, 3/01/36	10,915,000	11,024,914
		11,110,834
Missouri 0.8%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Revenue, Metrolink Cross County Extension, Assured Guaranty, 5.00%, 10/01/39	6,000,000	6,556,440
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
St. Luke’s Health System, Series B, AGMC Insured, 5.50%, 11/15/35	15,000,000	16,290,750
		22,847,190
Nebraska 0.1%
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1,
NATL Insured, ETM, 6.70%, 6/01/22	2,500,000	3,195,800
Nevada 1.1%
Clark County GO, Series A, AMBAC Insured, 6.50%, 6/01/17	250,000	308,765
Clark County Passenger Facility Charge Revenue, Las Vegas, McCarran International Airport,
Series A,
AGMC Insured, 5.25%, 7/01/42	5,000,000	5,271,600
Assured Guaranty, 5.25%, 7/01/39	20,000,000	21,318,000
Reno Hospital Revenue, Washoe Medical Center, Refunding, Series C, AGMC Insured,
5.375%, 6/01/39	5,000,000	5,280,400
		32,178,765
New Hampshire 0.2%
Manchester General Airport Revenue, General, Refunding, Series A, AGMC Insured, 5.125%,
1/01/30	6,000,000	6,537,480
New Jersey 1.8%
Essex County Improvement Authority Revenue, Garden State Cancer Center Project,
AMBAC Insured, 6.00%, 12/01/20	1,940,000	1,947,391
New Brunswick Parking Authority Revenue, Guaranteed Parking, Series A, NATL Insured,
5.00%, 9/01/34	1,500,000	1,510,215
New Jersey EDA Revenue,
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	3,450,000	3,722,860
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	21,250,000	22,748,975
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,103,800

Annual Report | 155

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
Series A,
6.00%, 12/15/38	$9,620,000	$11,115,910
Pre-Refunded, 6.00%, 12/15/38	5,380,000	7,130,168
New Jersey State Turnpike Authority Turnpike Revenue,
Refunding, Series C, AMBAC Insured, 6.50%, 1/01/16	50,000	56,155
Series C, AMBAC Insured, ETM, 6.50%, 1/01/16	20,000	23,023
Series C, AMBAC Insured, Pre-Refunded, 6.50%, 1/01/16	175,000	201,455
		52,559,952
New York 6.3%
Hudson Yards Infrastructure Corp. Revenue, Series A, AGMC Insured, 5.00%, 2/15/47	16,475,000	17,361,026
MTA Revenue,
Series B, NATL Insured, 5.00%, 11/15/28	20,000,000	20,820,400
Transportation, Series A, AGMC Insured, 5.00%, 11/15/33	20,000,000	21,503,600
MTA Service Contract Revenue, Series B, NATL Insured, 5.00%, 1/01/31	7,000,000	7,091,560
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Refunding, Series AA, 5.00%, 6/15/44	21,550,000	23,590,138
Second Generation Resolution, Refunding, Series GG, 5.00%, 6/15/43	25,000,000	27,572,500
New York City Transitional Finance Authority Building Aid Revenue, Sub Series S1-A, 5.25%,
7/15/37	25,000,000	28,210,000
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Series A, NATL RE, FGIC Insured, 5.125%, 8/01/33	14,590,000	15,175,059
Refunding, Series B, NATL Insured, 5.00%, 8/01/32	2,230,000	2,318,442
New York State Dormitory Authority Revenues,
State Supported Debt, Mental Health Services Facilities Improvement, Series B,
NATL Insured, 5.25%, 8/15/31	5,530,000	5,540,507
Vassar Brothers Hospital, AGMC Insured, 5.375%, 7/01/25	4,000,000	4,014,720
Triborough Bridge and Tunnel Authority Revenues, Refunding, NATL Insured, 5.00%,
11/15/32	5,000,000	5,138,000
		178,335,952
North Carolina 0.3%
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,020,251
North Dakota 1.2%
Cass County Health Facilities Revenue, Health Care, Essentia Obligation, Series D,
Assured Guaranty, 5.00%, 2/15/40	31,970,000	33,200,206
Ohio 2.7%
Akron Income Tax Revenue, Community Learning Centers, Series A, NATL RE, FGIC Insured,
5.00%, 12/01/33	5,000,000	5,171,400
Cleveland Airport System Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 1/01/27	4,190,000	4,591,528
Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,377,895
Series A, AGMC Insured, 5.00%, 1/01/31	13,780,000	13,818,997
Jefferson Area Local School District GO, School Facilities Construction and Improvement,
NATL RE, FGIC Insured, 5.00%, 12/01/31	4,085,000	4,279,814
Ohio State Higher Educational Facility Commission Revenue, Summa Health System,
2010 Project, Refunding, Assured Guaranty, 5.25%, 11/15/40	15,000,000	15,974,400

156 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Ohio (continued)		
Olentangy Local School District GO, School Facilities Construction and Improvement, Series A, FGIC Insured, Pre-Refunded, 5.25%, 12/01/32	$11,450,000	$ 12,689,119
Reynoldsburg City School District GO, School Facilities Construction and Improvement, AGMC Insured, 5.00%, 12/01/31	4,000,000	4,192,520
Toledo City School District GO, School Facilities Improvement, Series B, NATL RE, FGIC Insured, 5.00%, 12/01/32	4,000,000	4,160,640
		75,256,313
Oklahoma 0.0%†		
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	300,000	344,802
Oregon 0.5%		
Medford Hospital Facilities Authority Revenue, Asante Health System, Series A, Assured Guaranty, 5.00%, 8/15/40	4,935,000	5,209,534
Oregon Health and Science University Revenue,		
Refunding, Series B, NATL Insured, 5.25%, 7/01/15	400,000	401,284
Series A, NATL Insured, 5.00%, 7/01/32	8,000,000	8,092,800
		13,703,618
Pennsylvania 4.8%		
Allegheny County Sanitary Authority Sewer Revenue, AGMC Insured, 5.00%,		
6/01/25	3,540,000	4,022,254
6/01/26	5,930,000	6,684,830
Bucks County Water and Sewer Authority Water Sewer System Revenue, AGMC Insured, 5.00%,		
12/01/33	5,500,000	6,243,655
12/01/37	10,520,000	11,656,475
Bucks County Water and Sewer Authority Water System Revenue, AGMC Insured, 5.00%, 12/01/41	5,110,000	5,644,404
Centre County Hospital Authority Revenue, Hospital, Mount Nittany Medical Center Project, Assured Guaranty,		
5.875%, 11/15/29	1,000,000	1,053,650
6.125%, 11/15/39	3,000,000	3,137,670
6.25%, 11/15/44	2,500,000	2,615,475
Delaware River Port Authority Revenue, Series E, AGMC Insured, 5.00%, 1/01/40	15,000,000	16,154,850
Lackawanna County GO, Series B, AGMC Insured, 5.00%, 9/01/35	7,500,000	7,682,325
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	500,000	633,545
Pennsylvania State Public School Building Authority Lease Revenue, School District of Philadelphia Project, Refunding, Series B, AGMC Insured, 4.75%, 6/01/30	6,000,000	6,332,640
Pennsylvania State Turnpike Commission Turnpike Revenue,		
AGMC Insured, 6.00%, 12/01/41	10,000,000	11,077,700
Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38	10,000,000	11,510,500
Subordinate, Series A, Assured Guaranty, 5.00%, 6/01/39	10,000,000	10,693,900
Philadelphia Gas Works Revenue, 1998 General Ordinance, Fourth Series, AGMC Insured, 5.00%, 8/01/32	4,000,000	4,061,120
Philadelphia Water and Wastewater Revenue,		
Series A, FGIC Insured, Pre-Refunded, 5.25%, 11/01/24	2,000,000	2,066,540
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000	7,495,250

Annual Report | 157

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Pennsylvania (continued)		
Pittsburgh Water and Sewer Authority Revenue, FGIC Insured, ETM, 7.25%, 9/01/14	$ 45,000	$ 49,342
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial, Refunding, Series B, Assured Guaranty, 5.375%, 7/01/35	15,000,000	16,270,050
		135,086,175
Rhode Island 1.3%		
Rhode Island State Clean Water Finance Agency Revenue, Cranston Wastewater Treatment System, NATL Insured, 5.80%, 9/01/22	7,785,000	7,789,749
Rhode Island State EDC Special Facility Revenue, first lien, Rhode Island Airport Corp. Project, CIFG Insured, 5.00%, 7/01/31	5,730,000	5,918,288
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, University of Rhode Island, Auxiliary Enterprise, Series B, AGMC Insured, 5.00%,		
9/15/30	7,535,000	8,239,974
9/15/35	4,500,000	4,808,970
9/15/40	10,270,000	10,861,244
Rhode Island State Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligated Group, Refunding, NATL Insured, 5.75%, 5/15/23	100,000	100,122
		37,718,347
South Carolina 2.0%		
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL RE, FGIC Insured, 6.25%, 1/01/21	200,000	257,392
Richland County Hospital Facilities Revenue, Community Provider, Pooled Loan Program, Series A, AGMC Insured, ETM, 7.125%, 7/01/17	1,440,000	1,638,605
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County Project, AGMC Insured, 5.00%, 12/01/31	17,800,000	18,836,138
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	20,495,800
South Carolina Jobs EDA Industrial Revenue, South Carolina Electric and Gas Co. Project, Series A, AMBAC Insured, 5.20%, 11/01/27	5,000,000	5,072,300
Spartanburg Waterworks Revenue, System, Assured Guaranty, 5.00%, 6/01/39	6,000,000	6,611,160
Woodruff Roebuck Water District Water System Revenue, Improvement, Refunding, AGMC Insured, 5.00%, 6/01/40	3,000,000	3,296,970
		56,208,365
South Dakota 0.2%		
Brookings COP, Refunding, AMBAC Insured, 5.10%, 12/01/18	4,450,000	4,452,581
South Dakota Lease Revenue, Series A, AGMC Insured, 6.75%, 12/15/16	1,555,000	1,763,868
		6,216,449
Tennessee 0.4%		
Johnson City Health and Educational Facilities Board Hospital Revenue,		
Medical Center Hospital, Refunding and Improvement, NATL Insured, ETM, 5.25%, 7/01/28	8,500,000	8,504,505
Series A, NATL Insured, Pre-Refunded, 5.125%, 7/01/25	2,170,000	2,174,232
		10,678,737

158 | Annual Report

Annual Report | 159

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Washington (continued)		
Washington State Health Care Facilities Authority Revenue,		
MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39	$ 1,500,000	$ 1,665,975
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000	19,813,860
Series B, NATL Insured, 5.00%, 2/15/27	5,660,000	5,775,973
Swedish Health Services, Refunding, AMBAC Insured, 5.50%, 11/15/28	13,000,000	13,012,350
		57,022,061
West Virginia 0.5%		
Shepherd University Board of Governors Revenue, Residence Facilities Projects, NATL Insured, 5.00%, 6/01/35	7,445,000	7,739,748
West Virginia State Water Development Authority Water Development Revenue, Loan Program II, Refunding, Series C-II, NATL RE, FGIC Insured, 5.00%, 11/01/36	5,000,000	5,235,800
		12,975,548
Wisconsin 1.0%		
Superior Limited Obligation Revenue, Midwest Energy Resources, Refunding, Series E, NATL RE, FGIC Insured, 6.90%, 8/01/21	3,000,000	3,872,700
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/36	20,000,000	23,766,200
		27,638,900
U.S. Territories 4.0%		
Puerto Rico 3.1%		
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A, Assured Guaranty, 5.125%, 7/01/47	10,000,000	10,362,200
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Refunding, Series CC, AGMC Insured, 5.25%,		
7/01/32	5,000,000	5,794,950
7/01/36	8,870,000	9,945,665
Puerto Rico Sales Tax FICO Sales Tax Revenue,		
first sub., Series A, Assured Guaranty, 5.00%, 8/01/40	10,000,000	10,457,700
first sub., Series C, AGMC Insured, 5.125%, 8/01/42	20,000,000	21,109,600
Refunding, Series C, 5.00%, 8/01/46	20,890,000	22,462,599
Series C, 5.25%, 8/01/40	7,000,000	7,766,920
		87,899,634
U.S. Virgin Islands 0.9%		
Virgin Islands PFAR, Matching Fund Loan Note, senior lien, AGMC Insured, 5.00%, 10/01/29	23,000,000	24,568,600
Total U.S. Territories		112,468,234
Total Municipal Bonds before Short Term Investments (Cost $2,492,109,724)		2,633,476,397
Short Term Investments 6.2%		
Municipal Bonds 6.2%		
California 0.1%		
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series C, Daily VRDN and Put, 0.10%, 11/01/26	2,200,000	2,200,000

160 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Colorado 0.5%
[b]Colorado Educational and Cultural Facilities Authority Revenue, National Jewish Federation
Bond Program, Series A-10, Daily VRDN and Put, 0.25%, 9/01/37	$14,875,000	$14,875,000
Florida 0.4%
[b]Florida State Municipal Power Agency Revenue, All-Requirements Power Supply Project,
Refunding, Series C, Daily VRDN and Put, 0.20%, 10/01/35	4,000,000	4,000,000
[b]Hillsborough County School Board COP, Master Lease Program, Series C, NATL Insured,
Daily VRDN and Put, 0.15%, 7/01/30	6,400,000	6,400,000
		10,400,000
Georgia 0.0%†
[b]Athens-Clarke County Unified Government Development Authority Revenue, University of
Georgia Athletic Assn. Project, Daily VRDN and Put, 0.24%, 8/01/33	1,100,000	1,100,000
Kentucky 0.3%
[b]Kentucky Economic Development Finance Authority Hospital Facilities Revenue, Baptist
Healthcare System, Refunding, Series B-2, Daily VRDN and Put, 0.10%, 8/15/38	7,700,000	7,700,000
Maryland 0.1%
[b]Maryland State EDC, EDR, U.S. Pharmacopeial Convention Inc. Project, Refunding, Series B,
Daily VRDN and Put, 0.25%, 7/01/38	2,200,000	2,200,000
Massachusetts 1.0%
[b]Massachusetts State Health and Educational Facilities Authority Revenue,
Stonehill College, Series K, Daily VRDN and Put, 0.20%, 7/01/37	9,090,000	9,090,000
Tufts University, Refunding, Series N-1, Daily VRDN and Put, 0.14%, 8/15/40	6,600,000	6,600,000
Tufts University, Refunding, Series N-2, Daily VRDN and Put, 0.12%, 8/15/34	13,300,000	13,300,000
		28,990,000
Missouri 0.8%
[b]Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
Foundation, Refunding, Series A, Daily VRDN and Put, 0.10%, 12/01/37	13,650,000	13,650,000
[b]Missouri State Health and Educational Facilities Authority Educational Facilities Revenue,
St. Louis University,
Refunding, Series B-1, Daily VRDN and Put, 0.10%, 10/01/35	1,800,000	1,800,000
Series B, Daily VRDN and Put, 0.16%, 10/01/24	8,500,000	8,500,000
		23,950,000
New Hampshire 0.1%
[b]New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College,
Refunding, Series A, Daily VRDN and Put, 0.14%, 6/01/31	1,600,000	1,600,000
New York 0.8%
[b]New York City GO, Refunding, Series J, Sub Series J-4, Daily VRDN and Put, 0.19%,
8/01/25	21,915,000	21,915,000
North Carolina 1.1%
[b]Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas, Refunding,
Series B, Daily VRDN and Put, 0.08%, 1/15/38	31,000,000	31,000,000
Ohio 0.1%
[b]Cuyahoga County Revenue, Cleveland Clinic Health System Obligated Group, Series B,
Sub Series B-1, Daily VRDN and Put, 0.12%, 1/01/39	2,650,000	2,650,000

		Annual Report | 161

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin Insured Tax-Free Income Fund	Principal Amount	Value
Short Term Investments (continued)
Municipal Bonds (continued)
Pennsylvania 0.9%
[b]Geisinger Authority Health System Revenue, Geisinger Health System,
Daily VRDN and Put, 0.12%, 11/15/32	$20,200,000	$20,200,000
Refunding, Series A, Daily VRDN and Put, 0.08%, 5/15/35	6,850,000	6,850,000
		27,050,000
Total Short Term Investments (Cost $175,630,000)		175,630,000
Total Investments (Cost $2,667,739,724) 99.1%		2,809,106,397
Other Assets, less Liabilities 0.9%		26,440,092
Net Assets 100.0%		$2,835,546,489

See Abbreviations on page 206.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis. See Note 1(b).
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

162 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 163

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

164 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bFor the period July 1, 2009 (effective date) to February 28, 2010.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fTotal return is not annualized for periods less than one year.
gRatios are annualized for periods less than one year.

Annual Report | The accompanying notes are an integral part of these financial statements. | 165

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 98.5%
Massachusetts 97.1%
Auburn GO, AMBAC Insured, 5.125%, 6/01/24	$1,465,000	$1,593,319
Boston Convention Center Act of 1997 Revenue, Special Obligation, Series A, AMBAC Insured,
Pre-Refunded, 5.00%, 5/01/27	3,970,000	3,999,934
Dudley-Charlton Regional School District GO, Series B, NATL RE, FGIC Insured, 5.25%,
5/01/19	3,140,000	3,761,594
Holyoke Gas and Electric Department Revenue, Series A, NATL Insured, 5.00%, 12/01/26	9,805,000	9,885,793
Martha’s Vineyard Land Bank Revenue, AMBAC Insured,
4.875%, 5/01/22	2,000,000	2,056,480
5.00%, 5/01/34	7,000,000	7,193,830
Massachusetts Bay Transportation Authority Revenue, General Transportation System, Series C,
NATL RE, FGIC Insured, 5.25%, 3/01/15	2,000,000	2,282,760
Massachusetts Bay Transportation Authority Sales Tax Revenue, senior bond, Series A,
FGIC Insured, Pre-Refunded, 5.00%, 7/01/27	5,000,000	5,078,550
Massachusetts Educational Financing Authority Education Loan Revenue,
Issue I, Refunding, Series A, 5.50%, 1/01/22	3,000,000	3,471,750
Series I, 6.00%, 1/01/28	10,305,000	11,647,432
Massachusetts State College Building Authority Project Revenue,
Refunding, Series B, XLCA Insured, 5.50%, 5/01/39	5,000,000	6,668,750
Series A, Assured Guaranty, 5.00%, 5/01/33	10,000,000	11,151,800
Series A, XLCA Insured, Pre-Refunded, 5.00%, 5/01/43	2,000,000	2,110,500
Series B, 5.00%, 5/01/40	4,625,000	5,099,525
Massachusetts State Department of Transportation Metropolitan Highway System Revenue,
Contract Assistance, Series B, 5.00%, 1/01/35	10,000,000	11,097,600
Massachusetts State Development Finance Agency Revenue,
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/35	3,600,000	3,724,668
Boston University, Series T-1, AMBAC Insured, 5.00%, 10/01/39	18,630,000	19,206,412
Brandeis University, Series N, 5.00%, 10/01/39	5,000,000	5,250,950
Broad Institute, Series A, 5.375%, 4/01/41	15,000,000	16,223,700
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
5.00%, 7/01/31	5,000,000	5,311,150
Massachusetts College of Pharmacy and Allied Health Sciences, Series E, Assured Guaranty,
5.00%, 7/01/37	5,035,000	5,264,143
Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured, 5.125%,
2/01/34	22,400,000	22,399,776
Partners Healthcare, Refunding, Series L, 5.00%, 7/01/41	5,000,000	5,454,750
Series P, NATL Insured, 4.75%, 7/01/42	11,000,000	11,601,810
Sterling and Francine Clark Art Institute, 5.00%, 7/01/41	12,900,000	14,243,535
Western New England College, Refunding, Series A, Assured Guaranty, 5.00%, 9/01/33	12,200,000	12,629,684
WGBH Educational Foundation, Refunding, Series A, Assured Guaranty, 5.00%, 1/01/36	15,945,000	16,813,365
Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37	12,850,000	13,496,997
Massachusetts State GO,
Consolidated Loan, Series A, AGMC Insured, Pre-Refunded, 5.00%, 3/01/24	5,000,000	5,679,450
Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37	10,000,000	10,928,200
Consolidated Loan, Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	6,205,000	6,411,440
Consolidated Loan, Series D, NATL Insured, ETM, 5.00%, 8/01/27	3,430,000	3,497,125
Consolidated Loan, Series D, NATL Insured, Pre-Refunded, 5.00%, 8/01/27	965,000	983,885
NATL Insured, Pre-Refunded, 5.00%, 8/01/22	4,100,000	4,180,237
Refunding, Series A, AMBAC Insured, 5.50%, 8/01/30	15,340,000	20,702,250
Series C, FGIC Insured, Pre-Refunded, 5.25%, 11/01/30	3,440,000	3,554,449

166 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin Massachusetts Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
Massachusetts (continued)		
Massachusetts State Health and Educational Facilities Authority Revenue,		
Boston College, Series N, NATL Insured, 5.125%, 6/01/33	$ 5,000,000	$ 5,138,500
Cable Housing and Health Services, Series A, NATL Insured, 5.25%, 7/01/23	1,000,000	1,000,460
Cape Cod Healthcare Obligation, Assured Guaranty, 6.00%, 11/15/28	3,000,000	3,432,270
Cape Cod Healthcare Obligation, Assured Guaranty, 5.125%, 11/15/35	3,150,000	3,329,078
Children's Hospital, Series M, 5.25%, 12/01/39	7,000,000	7,640,290
Clark Art Institute, 5.00%, 7/01/40	10,000,000	11,044,000
Emmanuel College, NATL Insured, 5.00%, 7/01/37	10,000,000	10,045,700
Harvard University, Series FF, 5.125%, 7/15/37	1,350,000	1,360,638
Harvard University, Series FF, Pre-Refunded, 5.125%, 7/15/37	300,000	305,364
Lesley University, Series A, Assured Guaranty, 5.25%, 7/01/39	9,350,000	10,029,745
New England Medical Center Hospital, Series H, FGIC Insured, Pre-Refunded, 5.00%, 5/15/22	390,000	393,596
Partners Healthcare, Refunding, Series J1, 5.00%, 7/01/39	4,345,000	4,672,439
Southcoast Health System Obligated Group, Series D, 5.00%, 7/01/39	5,500,000	5,749,865
University of Massachusetts, Series C, NATL RE, FGIC Insured, Pre-Refunded, 5.125%, 10/01/34	3,000,000	3,084,990
University of Massachusetts Project, Series C, NATL Insured, Pre-Refunded, 5.25%, 10/01/31	1,500,000	1,543,560
Massachusetts State HFA, MFHR, Section 8 Assisted, Series A, ETM, 7.00%, 4/01/21	430,000	591,779
Massachusetts State HFA Housing Revenue,		
Series C, 5.125%, 12/01/39	1,700,000	1,744,829
Series C, 5.35%, 12/01/49	4,500,000	4,647,015
Series D, 5.05%, 6/01/40	4,815,000	5,012,945
Massachusetts State Port Authority Revenue,		
Series A, AGMC Insured, 4.50%, 7/01/32	5,590,000	5,889,624
Series A, AGMC Insured, 4.50%, 7/01/37	7,935,000	8,180,668
Series A, AMBAC Insured, 5.00%, 7/01/35	12,000,000	12,706,200
US Airways Project, NATL Insured, 6.00%, 9/01/21	4,700,000	4,715,980
US Airways Project, Series A, NATL Insured, 5.875%, 9/01/23	4,500,000	4,499,820
Massachusetts State School Building Authority Dedicated Sales Tax Revenue,		
Senior, Series B, 5.00%, 10/15/41	10,000,000	11,232,300
Series A, AMBAC Insured, 4.75%, 8/15/32	15,000,000	16,207,500
Massachusetts State Special Obligation Dedicated Tax Revenue,		
FGIC Insured, Pre-Refunded, 5.25%, 1/01/29	5,000,000	5,443,650
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/25	15,900,000	19,645,086
Refunding, NATL RE, FGIC Insured, 5.50%, 1/01/34	16,900,000	20,706,218
Massachusetts State Water Pollution Abatement Trust Revenue, Pool Program Bonds,		
Series 6, 5.50%, 8/01/30	2,620,000	2,624,664
Series 7, 5.125%, 2/01/31	4,300,000	4,306,493
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue, MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29	250,000	250,760
Massachusetts State Water Resources Authority Revenue,		
General, Refunding, Series B, AGMC Insured, 5.25%, 8/01/28	7,490,000	9,878,711
Series A, AGMC Insured, 4.50%, 8/01/46	5,325,000	5,560,525
Series J, AGMC Insured, Pre-Refunded, 5.00%, 8/01/32	9,000,000	9,176,130
Monson GO, AMBAC Insured, 5.25%, 11/01/23	1,675,000	1,795,366
Salisbury GO, NATL Insured, Pre-Refunded, 5.30%, 3/15/27	2,795,000	2,826,947
Springfield GO, State Qualified Municipal Purpose Loan, AGMC Insured, 4.50%, 8/01/26	2,000,000	2,128,340

Annual Report | 167

168 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 169

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

170 | The accompanying notes are an integral part of these financial statements. | Annual Report

aFor the year ended February 29.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 171

aFor the year ended February 29.
bFor the period July 1, 2008 (effective date) to February 28, 2009.
cThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
dBased on average daily shares outstanding.
eAmount rounds to less than $0.01 per share.
fEffective September 1, 2008, the redemption fee was eliminated.
gTotal return is not annualized for periods less than one year.
hRatios are annualized for periods less than one year.

172 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 96.9%		
Delaware 0.7%		
Delaware River and Bay Authority Revenue, NATL Insured, 5.00%, 1/01/27	$10,000,000	$ 10,192,800
New Jersey 66.1%		
Atlantic County Improvement Authority Luxury Tax Revenue, Convention Center Project, NATL Insured, ETM, 7.40%, 7/01/16	8,255,000	9,481,280
Bergen County Improvement Authority School District Revenue GO, Wyckoff Township Board of Education Project, 5.00%, 4/01/32	3,400,000	3,644,596
Bergen County Utilities Authority Water PCR, System, AMBAC Insured, 5.00%, 12/15/31	3,000,000	3,255,120
Berhards Township School District GO, NATL Insured,		
5.00%, 7/15/30	1,680,000	1,804,992
Pre-Refunded, 5.00%, 7/15/30	8,358,000	9,588,883
Cape May County Industrial PCFA Revenue, Atlantic City Electric Co., Refunding, Series A, NATL Insured, 6.80%, 3/01/21	5,400,000	6,768,900
Egg Harbor Township School District GO, NATL Insured, Pre-Refunded, 5.00%, 4/01/30	3,027,000	3,444,756
Essex County Improvement Authority Lease Revenue,		
6.00%, 11/01/25	5,000,000	5,816,650
6.25%, 11/01/30	1,690,000	1,903,836
Higher Education Student Assistance Authority Student Loan Revenue, Series A, NATL Insured, 6.15%, 6/01/19	1,150,000	1,152,381
Hoboken GO, Parking Utility,		
Refunding, Series A, FGIC Insured, 5.00%, 1/01/23	1,370,000	1,387,166
Series A, FGIC Insured, Pre-Refunded, 5.00%, 1/01/23	2,945,000	3,059,560
Hudson County Improvement Authority Lease Revenue, County Secured, County Services Building Project, AGMC Insured, 5.00%, 4/01/32	3,895,000	4,179,257
Hudson County Improvement Authority Parking Revenue, County-Guaranteed, Harrison Parking Facility Redevelopment Project, Series C, Assured Guaranty, 5.125%, 1/01/34	2,000,000	2,207,120
Mercer County GO, County College, 3.00%,		
2/01/30	1,250,000	1,224,463
2/01/31	1,915,000	1,863,601
2/01/32	1,985,000	1,918,304
Middlesex County COP, NATL Insured,		
5.00%, 8/01/31	3,250,000	3,254,745
zero cpn., 6/15/24	1,000,000	626,880
Middlesex County Improvement Authority Lease Revenue, County Guaranteed, Regional Educational Services Commission, 5.25%, 12/15/33	3,000,000	3,407,130
Middlesex County Improvement Authority Revenue, Administration Building Residential Project, FNMA Insured,		
5.25%, 7/01/21	750,000	751,448
5.35%, 7/01/34	1,575,000	1,576,591
Morristown Parking Authority Parking Revenue, NATL Insured, 5.00%,		
8/01/30	1,815,000	2,005,339
8/01/33	2,630,000	2,868,672
Mount Olive Township Board of Education GO, NATL Insured, Pre-Refunded, 5.00%, 7/15/29	7,875,000	8,737,234
New Jersey EDA Lease Revenue, International Center for Public Health Project, University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32	5,000,000	5,005,950

Annual Report | 173

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 *(continued)*

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)		
New Jersey (continued)		
New Jersey EDA Revenue,		
Cigarette Tax, 5.50%, 6/15/24	$ 5,000,000	$ 5,034,900
Cigarette Tax, 5.75%, 6/15/34	5,000,000	5,242,950
Montclair State University, Provident Group, Montclair Properties LLC, Series A, 5.875%, 6/01/42	17,950,000	19,312,046
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/27	5,000,000	5,415,750
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29	12,500,000	13,488,625
Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34	10,000,000	10,705,400
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	16,240,000	16,661,428
School Facilities Construction, Refunding, Series K, NATL RE, FGIC Insured, 5.25%, 12/15/21	10,000,000	12,178,100
School Facilities Construction, Refunding, Series N-1, NATL RE, FGIC Insured, 5.50%, 9/01/27	8,660,000	10,693,801
School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25	16,500,000	16,571,610
School Facilities Construction, Series L, AGMC Insured, 5.00%, 3/01/30	3,500,000	3,704,855
School Facilities Construction, Series O, 5.125%, 3/01/28	5,000,000	5,374,200
School Facilities Construction, Series U, 5.00%, 9/01/37	5,000,000	5,353,550
School Facilities Construction, Series U, AMBAC Insured, 5.00%, 9/01/37	5,000,000	5,353,550
School Facilities Construction, Series Y, 5.00%, 9/01/33	6,000,000	6,421,260
School Facilities Construction, Series Z, Assured Guaranty, 5.50%, 12/15/34	3,000,000	3,343,740
New Jersey EDA State Lease Revenue, Liberty State Park Lease Rental, Refunding, AMBAC Insured, 5.75%, 3/15/20	4,605,000	4,622,361
New Jersey EDA Water Facilities Revenue, New Jersey American Water Co., Refunding,		
Series A, 5.70%, 10/01/39	10,000,000	10,762,500
Series B, 5.00%, 10/01/39	8,750,000	9,276,050
New Jersey Health Care Facilities Financing Authority Revenue,		
Atlantic City Medical Center, Pre-Refunded, 5.75%, 7/01/25	2,170,000	2,208,626
Atlantic City Medical Center, Refunding, 5.75%, 7/01/25	2,830,000	2,857,592
Atlantic Health System Hospital Corp., 6.00%, 7/01/41	10,600,000	12,253,388
Atlantic Health System Hospital Corp., Series A, 5.00%, 7/01/27	8,000,000	8,548,560
Atlanticare Regional Medical Center, 5.00%, 7/01/25	4,605,000	5,007,477
Atlanticare Regional Medical Center, Refunding, 5.00%, 7/01/37	19,490,000	20,122,256
Barnabas Health, Refunding, Series A, 5.625%, 7/01/32	5,500,000	5,774,120
Burdette Tomlin Memorial Hospital, 5.50%, 7/01/29	5,725,000	5,729,065
Englewood Hospital, NATL Insured, 5.00%, 8/01/31	9,275,000	9,316,181
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/31	5,000,000	5,372,500
Hackensack University Medical Center, Refunding, Assured Guaranty, 5.25%, 1/01/36	5,000,000	5,292,200
Holy Name Hospital, 5.00%, 7/01/36	5,000,000	4,795,900
Hunterdon Medical Center, Series A, 5.125%, 7/01/35	2,000,000	2,047,680
Jersey City Medical Center, AMBAC Insured, 5.00%, 8/01/31	3,830,000	3,839,537
Meridian Health System Obligated Group Issue, Tranche I, Assured Guaranty, 5.00%, 7/01/38	9,980,000	10,526,405
Meridian Health System Obligated Group Issue, Tranche II, Assured Guaranty, 5.00%, 7/01/38	13,940,000	14,703,215
Meridian Health System Obligation, Refunding, 5.00%, 7/01/27	2,500,000	2,794,825
Somerset Medical Center, 5.75%, 7/01/28	11,000,000	10,516,990

174 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority Revenue, (continued)
South Jersey Hospital, 5.00%, 7/01/36	$10,000,000	$10,237,200
South Jersey Hospital, 5.00%, 7/01/46	27,200,000	27,769,840
South Jersey Hospital, Pre-Refunded, 5.875%, 7/01/21	10,000,000	10,183,700
South Jersey Hospital, Pre-Refunded, 6.00%, 7/01/32	18,600,000	18,949,122
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	7,000,000	7,142,660
St. Mary’s Hospital, ETM, 5.875%, 7/01/12	545,000	554,919
St. Peters University Hospital, Refunding, 6.00%, 7/01/26	1,000,000	1,092,400
St. Peters University Hospital, Refunding, 6.25%, 7/01/35	3,400,000	3,666,016
Virtua Health, Assured Guaranty, 5.50%, 7/01/38	10,000,000	10,890,400
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A,
5.75%, 10/01/31	10,000,000	11,279,400
5.25%, 10/01/38	15,000,000	16,073,850
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/29	1,000,000	1,100,730
New Jersey State Educational Facilities Authority Revenue,
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/28	5,940,000	6,568,808
College of New Jersey, Refunding, Series D, AGMC Insured, 5.00%, 7/01/35	11,000,000	11,824,670
Kean University, Refunding, Series A, 5.50%, 9/01/36	6,500,000	7,072,975
Kean University, Series B, NATL Insured, Pre-Refunded, 5.00%, 7/01/30	5,240,000	6,212,334
Kean University, Series D, AGMC Insured, 5.00%, 7/01/39	1,000,000	1,053,830
Kean University, Series D, FGIC Insured, Pre-Refunded, 5.00%, 7/01/33	10,000,000	10,599,100
Kean University, Series D, NATL RE, FGIC Insured, 5.00%, 7/01/39	4,695,000	4,924,679
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/31	10,000,000	10,473,600
Montclair State University, Refunding, Series A, AMBAC Insured, 5.00%, 7/01/36	20,000,000	20,882,400
Montclair State University, Series J, 5.25%, 7/01/38	2,000,000	2,130,280
Princeton University, Refunding, Series A, 5.00%, 7/01/30	5,000,000	5,434,250
Princeton University, Refunding, Series E, 5.00%, 7/01/33	5,000,000	5,574,250
Princeton University, Series B, 5.00%, 7/01/39	15,000,000	17,396,850
Princeton University, Series D, Pre-Refunded, 5.00%, 7/01/29	1,000,000	1,108,930
Ramapo College of New Jersey, Series D, NATL Insured, Pre-Refunded, 5.00%, 7/01/36	6,745,000	7,996,602
Refunding, Series D, 5.00%, 7/01/27	1,325,000	1,380,147
Refunding, Series D, 5.00%, 7/01/33	1,000,000	1,019,570
Richard Stockton College, Refunding, Series A, 5.375%, 7/01/38	5,000,000	5,468,000
Richard Stockton College, Refunding, Series F, AMBAC Insured, 5.00%, 7/01/28	2,370,000	2,499,497
Rowan University, Refunding, Series D, AMBAC Insured, 5.00%, 7/01/24	1,755,000	1,888,169
Seton Hall University, Refunding, Series E, 6.25%, 7/01/37	5,000,000	5,800,550
Stevens Institute of Technology, Refunding, Series A, 5.00%, 7/01/34	4,750,000	4,851,982
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/18	590,000	590,956
Stevens Institute of Technology, Refunding, Series I, 5.00%, 7/01/28	865,000	865,528
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/18	510,000	551,754
Stevens Institute of Technology, Series I, ETM, 5.00%, 7/01/28	710,000	812,410
William Paterson University, Series C, Assured Guaranty, 5.00%, 7/01/38	5,500,000	5,797,990
New Jersey State Higher Education Assistance Authority Student Loan Revenue,
Refunding, Series 1, 5.875%, 12/01/33	2,140,000	2,272,616
Refunding, Series 1A, 5.00%, 12/01/25	4,150,000	4,512,876

Annual Report | 175

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
New Jersey State Higher Education Assistance Authority Student Loan Revenue, (continued)
Refunding, Series 1A, 5.00%, 12/01/26	$2,000,000	$2,160,880
Refunding, Series 1A, 5.125%, 12/01/27	5,000,000	5,405,450
Refunding, Series 1A, 5.25%, 12/01/28	5,000,000	5,426,000
Series 2, 5.00%, 12/01/26	4,125,000	4,458,052
Series 2, 5.00%, 12/01/27	3,000,000	3,219,240
Series 2, 5.00%, 12/01/28	2,955,000	3,157,447
Series 2, 5.00%, 12/01/30	1,500,000	1,583,550
Series 2, 5.00%, 12/01/36	1,000,000	1,035,730
Series A, 5.625%, 6/01/30	14,500,000	15,843,425
Series A, Assured Guaranty, 6.125%, 6/01/30	10,000,000	10,857,600
New Jersey State Housing and Mortgage Finance Agency MFHR,
Series A1, AGMC Insured, 6.35%, 11/01/31	2,000,000	2,002,140
Series B, AGMC Insured, 6.25%, 11/01/26	970,000	971,242
Series D, AGMC Insured, 5.50%, 5/01/22	630,000	630,000
Series E1, AGMC Insured, 5.70%, 5/01/20	2,405,000	2,407,982
Series E1, AGMC Insured, 5.75%, 5/01/25	1,090,000	1,091,123
Series I, 5.75%, 11/01/38	2,680,000	2,809,176
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.50%,
10/01/38	5,555,000	5,864,580
New Jersey State Transportation Trust Fund Authority Revenue,
Capital Appreciation, Transportation System, Series A, zero cpn., 12/15/29	5,000,000	2,151,550
Capital Appreciation, Transportation System, Series C, AGMC Insured, zero cpn.,
12/15/33	10,000,000	3,462,400
Transportation System, Refunding, Series B, AMBAC Insured, 5.25%, 12/15/23	5,000,000	6,125,750
Transportation System, Series A, 6.00%, 12/15/38	16,110,000	18,615,105
Transportation System, Series A, 5.50%, 6/15/41	5,000,000	5,756,150
Transportation System, Series A, AGMC Insured, 5.00%, 12/15/34	15,000,000	16,158,900
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/34	10,000,000	10,750,900
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	8,890,000	11,782,006
Transportation System, Series A, zero cpn., 12/15/32	10,000,000	3,627,800
Transportation System, Series B, 5.00%, 6/15/42	5,000,000	5,457,000
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15,
5.15% thereafter, 1/01/35	7,500,000	6,777,600
Refunding, Series I, 5.00%, 1/01/35	5,000,000	5,537,950
Series A, AMBAC Insured, 5.00%, 1/01/30	13,500,000	14,072,535
Series E, 5.25%, 1/01/40	25,000,000	27,955,000
Series H, 5.00%, 1/01/36	14,000,000	15,308,440
Newark Housing Authority Port Authority Revenue, Newark Marine Terminal, NATL Insured,
Pre-Refunded,
5.00%, 1/01/26	3,245,000	3,521,312
5.50%, 1/01/27	3,240,000	3,545,305
5.50%, 1/01/28	2,000,000	2,188,460
5.00%, 1/01/34	15,000,000	16,277,250

176 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
New Jersey (continued)
North Hudson Sewer Authority Sewer Revenue, Series C, NATL Insured, 5.00%,
8/01/22	$1,000,000	$1,002,070
8/01/31	1,000,000	1,001,190
Passaic County Improvement Authority Parking Facilities Revenue, 200 Hospital Plaza Corp.
Project, 5.00%, 5/01/42	3,200,000	3,495,136
Rutgers State University Revenue, Series F, 5.00%, 5/01/39	20,000,000	21,883,600
Salem County PCFA, PCR, Atlantic City Electric, Refunding, Series A, 4.875%, 6/01/29	5,000,000	5,495,000
South Jersey Transportation Authority Transportation System Revenue, AMBAC Insured, 5.00%,
11/01/29	12,000,000	12,011,640
Sussex County Municipal Utilities Authority Wastewater Facilities Revenue,
Capital Appreciation, Series B, AGMC Insured, zero cpn.,
12/01/35	2,815,000	965,235
12/01/36	2,810,000	888,241
12/01/37	2,815,000	838,729
12/01/38	2,810,000	788,093
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 6.00%, 6/01/37	13,000,000	13,180,960
University of Medicine and Dentistry COP,
AMBAC Insured, 5.00%, 4/15/32	2,000,000	2,016,240
NATL Insured, 5.00%, 6/15/36	12,500,000	12,668,125
Series A, NATL Insured, 5.00%, 9/01/22	1,700,000	1,745,254
University of Medicine and Dentistry Revenue, Series A, AMBAC Insured, 5.00%,
12/01/24	2,500,000	2,527,725
12/01/31	28,395,000	28,548,617
Upper Freehold Regional School District GO, NATL Insured, Pre-Refunded, 5.00%,
2/15/35	8,730,000	10,560,594
		1,036,275,366
New York 8.3%
Port Authority of New York and New Jersey Revenue, Consolidated,
One Hundred Fifty-Third Series, Refunding, 5.00%, 7/15/38	8,850,000	9,658,801
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	10,000,000	10,934,500
One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	5,000,000	5,399,650
One Hundred Forty-Fourth Series, 5.00%, 10/01/29	5,000,000	5,635,900
One Hundred Forty-Ninth Series, 5.00%, 11/15/31	10,000,000	11,116,800
One Hundred Seventy-First Series, 4.50%, 7/15/36	20,000,000	21,516,600
One Hundred Sixtieth Series, Refunding, 5.00%, 9/15/36	15,000,000	16,708,500
One Hundred Sixty-First Series, 5.00%, 10/15/33	10,000,000	11,257,400
One Hundred Sixty-Sixth Series, Refunding, 5.25%, 7/15/36	5,000,000	5,751,900
One Hundred Twenty-Fifth Series, AGMC Insured, 5.00%, 4/15/32	23,950,000	24,292,485
Port Authority of New York and New Jersey Special Obligation Revenue, John F. Kennedy
International Airport Terminal, NATL Insured, 5.75%, 12/01/22	8,000,000	8,046,880
		130,319,416
Pennsylvania 1.3%
Delaware River Joint Toll Bridge Commission Bridge Revenue, Series A, NATL Insured, 5.00%,
7/01/35	5,000,000	5,296,300
Delaware River Port Authority Revenue, Series E, 5.00%, 1/01/35	14,000,000	14,980,140
		20,276,440

Annual Report | 177

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds (continued)
U.S. Territories 20.5%
Puerto Rico 20.2%
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien, Series A,
6.00%, 7/01/44	$4,100,000	$4,418,488
Puerto Rico Commonwealth GO, Public Improvement,
Refunding, AGMC Insured, 5.125%, 7/01/30	8,350,000	8,357,014
Refunding, Series A-4, AGMC Insured, 5.00%, 7/01/31	5,000,000	5,383,400
Series A, 5.00%, 7/01/29	10,000,000	10,199,100
Series B, 5.00%, 7/01/35	1,825,000	1,867,559
Series B, Pre-Refunded, 5.00%, 7/01/35	3,175,000	3,776,123
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
Refunding, Series CC, AGMC Insured, 5.25%, 7/01/34	5,000,000	5,716,000
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
Refunding, Series N, NATL Insured, 5.25%, 7/01/32	10,000,000	10,810,200
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue,
5.00%, 7/01/46	14,200,000	14,391,700
Series B, 5.00%, 7/01/37	8,000,000	8,148,720
Puerto Rico Electric Power Authority Power Revenue,
Series RR, FGIC Insured, Pre-Refunded, 5.00%, 7/01/35	30,000,000	34,452,900
Series TT, 5.00%, 7/01/32	17,000,000	17,658,070
Series TT, 5.00%, 7/01/37	17,925,000	18,403,598
Series WW, 5.50%, 7/01/38	16,620,000	17,817,305
Series XX, 5.25%, 7/01/40	19,000,000	19,898,130
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
Financing Authority Educational Facilities Revenue, University Plaza Project, Series A,
NATL Insured, 5.00%, 7/01/33	1,000,000	1,001,010
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B,
5.25%, 12/15/26	11,250,000	12,076,425
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding,
Series D, 5.375%, 7/01/33	6,830,000	6,861,486
Series N, 5.00%, 7/01/32	20,000,000	20,629,600
Puerto Rico Sales Tax FICO Sales Tax Revenue,
first sub., Series A, 5.75%, 8/01/37	10,000,000	11,111,700
first sub., Series A, 5.50%, 8/01/42	17,000,000	18,556,520
first sub., Series A, 6.00%, 8/01/42	32,000,000	36,219,200
first sub., Series C, 5.50%, 8/01/40	20,000,000	21,898,600
Series C, 5.25%, 8/01/40	6,290,000	6,979,132
		316,631,980
U.S. Virgin Islands 0.3%
Virgin Islands PFAR, Gross Receipts Taxes Loan Note, Radian Insured, 5.00%, 10/01/33	5,000,000	5,085,450
Total U.S. Territories		321,717,430
Total Municipal Bonds before Short Term Investments
(Cost $1,420,943,031)		1,518,781,452

178 | Annual Report

Franklin Tax-Free Trust

Statement of Investments, February 29, 2012 (continued)

Franklin New Jersey Tax-Free Income Fund	Principal Amount	Value
Short Term Investments 1.4%
Municipal Bonds 1.4%
New Jersey 1.4%
[a]New Jersey EDA, EDR, Lawrenceville School Project, Daily VRDN and Put, 0.13%,
7/01/31	$5,100,000	$5,100,000
[a]New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health,
Series B, Daily VRDN, 0.10%, 7/01/43	12,565,000	12,565,000
Series C, Daily VRDN and Put, 0.15%, 7/01/43	5,000,000	5,000,000
Total Short Term Investments (Cost $22,665,000)		22,665,000
Total Investments (Cost $1,443,608,031) 98.3%		1,541,446,452
Other Assets, less Liabilities 1.7%		26,094,934
Net Assets 100.0%		$1,567,541,386

See Abbreviations on page 206.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Annual Report | The accompanying notes are an integral part of these financial statements. | 179

180 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 181

182 | The accompanying notes are an integral part of these financial statements. | Annual Report

Franklin Tax-Free Trust

Financial Statements (continued)

Statements of Assets and Liabilities (continued)
February 29, 2012

Franklin Insured Tax-Free Income Fund	Franklin Massachusetts Tax-Free Income Fund	Franklin New Jersey Tax-Free Income Fund
Class A:			
Net assets, at value	$2,312,711,085	$461,749,385	$1,201,083,534
Shares outstanding	187,007,261	38,408,921	95,739,105
Net asset value per share[a]	$12.37	$12.02	$12.55
Maximum offering price per share (net asset value per share ÷ 95.75%)	$12.92	$12.55	$13.11
Class B:			
Net assets, at value	$ 5,251,802		$ 6,328,944
Shares outstanding	422,505		501,361
Net asset value and maximum offering price per share[a]	$12.43		$12.62
Class C:			
Net assets, at value	$ 455,583,999	$ 84,078,363	$ 296,302,079
Shares outstanding	36,388,914	6,926,938	23,375,072
Net asset value and maximum offering price per share[a]	$12.52	$12.14	$12.68
Advisor Class:			
Net assets, at value	$ 61,999,603	$ 7,742,741	$ 63,826,829
Shares outstanding	5,014,929	644,165	5,085,806
Net asset value and maximum offering price per share	$12.36	$12.02	$12.55

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Annual Report | The accompanying notes are an integral part of these financial statements. | 183

184 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 185

186 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 187

188 | The accompanying notes are an integral part of these financial statements. | Annual Report

Annual Report | The accompanying notes are an integral part of these financial statements. | 189

Franklin Tax-Free Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of twenty-four separate funds, seven of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

Class A, Class B, Class C & Advisor Class

Franklin High Yield Tax-Free Income Fund Franklin Insured Tax-Free Income Fund Franklin New Jersey Tax-Free Income Fund

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds

190 | Annual Report

Franklin Tax-Free Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a When-Issued Basis

The Funds purchase securities on a when-issued basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the securities, they may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

c. Income Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of February 29, 2012, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Annual Report | 191

Franklin Tax-Free Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Trust are insured by either a new issue insurance policy or a secondary insurance policy. Some municipal securities in the Funds are secured by collateral guaranteed by an agency of the U.S. government. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There is no guarantee the insurer will be able to fulfill its obligations under the terms of the policy.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

192 | Annual Report

Franklin Tax-Free Trust

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST

At February 29, 2012, there were an unlimited number of shares authorized (without par value).

Transactions in the Funds’ shares were as follows:

Annual Report | 193

Franklin Tax-Free Trust

Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin Federal		Franklin
	Limited-Term		High Yield
	Tax-Free Income Fund		Tax-Free Income Fund
	Shares	Amount	Shares	Amount
Class A Shares:
Year ended February 29, 2012
Shares sold	28,326,395	$296,353,591	92,336,308	$933,780,298
Shares issued in reinvestment of
distributions	897,139	9,395,591	21,362,568	214,852,825
Shares redeemed	(27,140,809)	(283,988,970)	(93,280,641)	(929,388,455)
Net increase (decrease)	2,082,725	$21,760,212	20,418,235	$219,244,668
Year ended February 28, 2011
Shares sold	47,804,572	$494,798,400	97,296,734	$977,100,810
Shares issued in reinvestment of
distributions	685,744	7,097,403	19,020,088	189,973,012
Shares redeemed	(23,004,978)	(237,602,249)	(129,935,472)	(1,282,312,373)
Net increase (decrease)	25,485,338	$264,293,554	(13,618,650)	$(115,238,551)
Class B Shares:
Year ended February 29, 2012
Shares sold			34,691	$352,807
Shares issued in reinvestment of
distributions			83,368	838,614
Shares redeemed			(2,301,875)	(23,190,631)
Net increase (decrease)			(2,183,816)	$(21,999,210)
Year ended February 28, 2011
Shares sold			87,916	$890,508
Shares issued in reinvestment of
distributions			150,334	1,518,140
Shares redeemed			(3,614,227)	(36,439,830)
Net increase (decrease)			(3,375,977)	$(34,031,182)
Class C Shares:
Year ended February 29, 2012
Shares sold			23,666,251	$243,439,127
Shares issued in reinvestment of
distributions			3,774,959	38,501,123
Shares redeemed			(16,446,490)	(166,463,889)
Net increase (decrease)			10,994,720	$115,476,361
Year ended February 28, 2011
Shares sold			25,557,425	$261,096,346
Shares issued in reinvestment of
distributions			3,262,596	33,020,628
Shares redeemed			(25,514,255)	(254,166,873)
Net increase (decrease)			3,305,766	$39,950,101

194 | Annual Report

Franklin Tax-Free Trust

Notes to Financial Statements *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Federal Limited-Term Tax-Free Income Fund		Franklin High Yield Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Advisor Class Shares:				
Year ended February 29, 2012				
Shares sold	6,215,842	$ 64,941,643	79,119,401	$ 798,318,290
Shares issued in reinvestment of distributions	21,054	220,893	4,326,250	43,782,079
Shares redeemed	(1,457,067)	(15,268,203)	(36,274,264)	(367,458,920)
Net increase (decrease)	4,779,829	$ 49,894,333	47,171,387	$ 474,641,449
Year ended February 28, 2011[a]				
Shares sold	2,946,576	$ 30,202,812	65,791,811	$ 657,916,881
Shares issued in reinvestment of distributions	4	45	2,870,710	28,789,706
Shares redeemed	(121,984)	(1,254,414)	(42,531,719)	(425,213,656)
Net increase (decrease)	2,824,596	$ 28,948,443	26,130,802	$ 261,492,931

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Year ended February 29, 2012				
Shares sold	26,637,424	$ 317,762,641	3,650,230	$ 42,405,626
Shares issued in reinvestment of distributions	6,047,732	71,823,660	1,113,260	12,853,520
Shares redeemed	(30,052,145)	(353,759,991)	(5,907,739)	(67,623,664)
Net increase (decrease)	2,633,011	$ 35,826,310	(1,144,249)	$(12,364,518)
Year ended February 28, 2011				
Shares sold	40,461,619	$ 480,681,602	4,379,541	$ 50,773,125
Shares issued in reinvestment of distributions	5,483,401	64,600,100	1,136,796	13,046,272
Shares redeemed	(41,266,084)	(479,840,027)	(8,578,736)	(96,977,243)
Net increase (decrease)	4,678,936	$ 65,441,675	(3,062,399)	$(33,157,846)
Class B Shares:				
Year ended February 29, 2012				
Shares sold	18,128	$ 215,288		
Shares issued in reinvestment of distributions	28,068	331,559		
Shares redeemed	(1,308,906)	(15,421,483)		
Net increase (decrease)	(1,262,710)	$ (14,874,636)		
Year ended February 28, 2011				
Shares sold	46,629	$ 553,521		
Shares issued in reinvestment of distributions	70,178	834,287		
Shares redeemed	(2,039,586)	(24,172,459)		
Net increase (decrease)	(1,922,779)	$ (22,784,651)		

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Notes to Financial Statements *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Year ended February 29, 2012				
Shares sold	8,684,124	$ 105,165,707	747,379	$ 8,726,706
Shares issued in reinvestment of distributions	1,030,545	12,387,008	196,607	2,289,343
Shares redeemed	(6,759,601)	(80,416,651)	(1,421,137)	(16,392,037)
Net increase (decrease)	2,955,068	$ 37,136,064	(477,151)	$ (5,375,988)
Year ended February 28, 2011				
Shares sold	15,866,963	$ 191,491,289	1,477,347	$ 17,369,988
Shares issued in reinvestment of distributions	895,703	10,660,143	207,781	2,405,707
Shares redeemed	(11,583,274)	(134,862,862)	(1,407,681)	(16,026,548)
Net increase (decrease)	5,179,392	$ 67,288,570	277,447	$ 3,749,147
Advisor Class Shares:				
Year ended February 29, 2012				
Shares sold	4,151,184	$ 48,372,205	358,052	$ 4,046,958
Shares issued in reinvestment of distributions	137,068	1,634,943	8,425	98,192
Shares redeemed	(1,191,922)	(14,132,718)	(83,106)	(944,148)
Net increase (decrease)	3,096,330	$ 35,874,430	283,371	$ 3,201,002
Year ended February 28, 2011				
Shares sold	1,782,234	$ 21,003,725	304,882	$ 3,519,329
Shares issued in reinvestment of distributions	26,203	303,387	1,017	11,327
Shares redeemed	(681,998)	(7,841,554)	(291,047)	(3,267,295)
Net increase (decrease)	1,126,439	$ 13,465,558	14,852	$ 263,361

	Franklin New Jersey Tax-Free Income Fund	
	Shares	Amount
Class A Shares:		
Year ended February 29, 2012		
Shares sold	13,359,739	$ 161,155,906
Shares issued in reinvestment of distributions	3,068,753	36,828,306
Shares redeemed	(18,934,629)	(223,691,218)
Net increase (decrease)	(2,506,137)	$ (25,707,006)
Year ended February 28, 2011		
Shares sold	20,185,765	$ 242,001,145
Shares issued in reinvestment of distributions	3,056,452	36,523,792
Shares redeemed	(27,621,919)	(325,118,922)
Net increase (decrease)	(4,379,702)	$ (46,593,985)

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Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Franklin New Jersey
	Tax-Free Income Fund
	Shares	Amount
Class B Shares:
Year ended February 29, 2012
Shares sold	11,216	$133,608
Shares issued in reinvestment of distributions	26,178	313,723
Shares redeemed	(836,805)	(10,026,101)
Net increase (decrease)	(799,411)	$(9,578,770)
Year ended February 28, 2011
Shares sold	9,060	$109,359
Shares issued in reinvestment of distributions	57,866	698,723
Shares redeemed	(1,658,524)	(20,055,744)
Net increase (decrease)	(1,591,598)	$(19,247,662)
Class C Shares:
Year ended February 29, 2012
Shares sold	3,492,449	$42,727,315
Shares issued in reinvestment of distributions	662,955	8,029,107
Shares redeemed	(4,644,452)	(55,621,713)
Net increase (decrease)	(489,048)	$(4,865,291)
Year ended February 28, 2011
Shares sold	6,003,031	$73,210,281
Shares issued in reinvestment of distributions	674,149	8,133,129
Shares redeemed	(7,012,230)	(83,065,636)
Net increase (decrease)	(335,050)	$(1,722,226)
Advisor Class Shares:
Year ended February 29, 2012
Shares sold	3,794,589	$45,048,650
Shares issued in reinvestment of distributions	94,087	1,137,776
Shares redeemed	(1,011,249)	(12,153,524)
Net increase (decrease)	2,877,427	$34,032,902
Year ended February 28, 2011
Shares sold	1,889,953	$22,850,704
Shares issued in reinvestment of distributions	11,993	139,920
Shares redeemed	(843,475)	(9,915,616)
Net increase (decrease)	1,058,471	$13,075,008

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Notes to Financial Statements *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, pay an investment management fee to Advisers based on the month-end net assets of each of the funds as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

The Franklin Federal Limited-Term Tax-Free Income Fund pays an investment management fee to Advisers based on the average daily net assets of the fund as follows:

Annualized Fee Rate	Net Assets
0.500%	Up to and including $100 million
0.450%	Over $100 million, up to and including $250 million
0.425%	Over $250 million, up to and including $500 million
0.400%	In excess of $500 million

b. Administrative Fees

FT Services provides administrative services to the Funds. The Franklin Federal Limited-Term Tax-Free Income Fund pays an administrative fee to FT Services of 0.20% per year of its average daily net assets. Under an agreement with Advisers, the administrative fee for the Funds, except the Franklin Federal Limited-Term Tax-Free Income Fund, is paid by Advisers based on each fund's average daily net assets, and is not an additional expense of the funds.

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the funds’ Class B and C compensation distribution plans, the funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised

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Notes to Financial Statements (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements (continued)

the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

e. Transfer Agent Fees

For the year ended February 29, 2012, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

FT Services and Advisers have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin Federal Limited-Term Tax-Free Income Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until June 30, 2012. Prior to July 1, 2011, common expenses were limited to 0.35%.

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Notes to Financial Statements (continued)

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term, rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

At February 29, 2012, the capital loss carryforwards were as follows:

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Notes to Financial Statements *(continued)*

4. Income Taxes *(continued)*

On February 29, 2012, the Franklin Federal Intermediate-Term Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund had expired pre-enactment capital loss carryforwards of $2,156,839 and $50,621,589, respectively, which were reclassified to paid-in capital.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At February 29, 2012, the deferred post-October capital losses were as follows:

	Franklin Double Tax-Free Income Fund	Franklin Federal Limited-Term Tax-Free Income Fund	Franklin High Yield Tax-Free Income Fund
Realized capital losses	$302,653	$398,584	$754,609

The tax character of distributions paid during the years ended February 29, 2012 and February 28, 2011, was as follows:

	Franklin Double Tax-Free Income Fund		Franklin Federal Intermediate-Term Tax-Free Income Fund	
	2012	2011	2012	2011
Distributions paid from tax exempt income	$ 30,005,194	$ 28,228,129	$ 81,330,578	$ 73,965,874

	Franklin Federal Limited-Term Tax-Free Income Fund		Franklin High Yield Tax-Free Income Fund	
	2012	2011	2012	2011
Distributions paid from tax exempt income	$ 13,525,554	$ 10,576,543	$388,100,371	$383,821,439

	Franklin Insured Tax-Free Income Fund		Franklin Massachusetts Tax-Free Income Fund	
	2012	2011	2012	2011
Distributions paid from:				
Tax exempt income	$111,045,574	$113,664,775	$ 20,933,608	$ 23,631,843
Long term capital gain	—	—	31,918	1,052,743
	$111,045,574	$113,664,775	$ 20,965,526	$ 24,684,586

	Franklin New Jersey Tax-Free Income Fund	
	2012	2011
Distributions paid from:		
Tax exempt income	$ 62,051,397	$ 67,983,354
Long term capital gain	—	469,571
	$ 62,051,397	$ 68,452,925

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Notes to Financial Statements (continued)

4. INCOME TAXES (continued)

At February 29, 2012, the cost of investments, net unrealized appreciation (depreciation), and undistributed tax exempt and ordinary income for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts, and wash sales.

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Notes to Financial Statements (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended February 29, 2012, were as follows:

6. CREDIT RISK AND DEFAULTED SECURITIES

At February 29, 2012, the Franklin High Yield Tax-Free Income Fund had 19.40% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Franklin High Yield Tax-Free Income Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February 29, 2012, the aggregate value of these securities was $75,492,950, representing 0.88% of the fund’s net assets. The fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

7. CONCENTRATION OF RISK

The Franklin Double Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund invest a large percentage of their total assets in obligations of issuers within their respective state and U.S. territories. Such concentration may subject the funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

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Notes to Financial Statements (continued)

8. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the year ended February 29, 2012, the Funds did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At February 29, 2012, all of the Funds’ investments in securities carried at fair value were valued using Level 2 inputs.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The

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Notes to Financial Statements (continued)

10. NEW ACCOUNTING PRONOUNCEMENTS (continued)

amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Funds believe the adoption of this ASU will not have a material impact on their financial statements.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Tax-Free Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Franklin Tax-Free Trust

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund and Franklin New Jersey Tax-Free Income Fund (separate portfolios of Franklin Tax-Free Trust, hereafter referred to as the “Funds”) at February 29, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
April 16, 2012

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Tax Information (unaudited)

Under Section 852(b)(5)(A) of the Internal Revenue Code (Code), the Funds hereby report 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended February 29, 2012. A portion of the Funds’ exempt-interest dividends may be subject to the federal alternative minimum tax. By mid-February 2013, shareholders will be notified of amounts for use in preparing their 2012 income tax returns.

Under Section 852(b)(3)(C) of the Code, the Franklin Massachusetts Tax-Free Income Fund hereby reports the maximum amount allowable but no less than $28,553 as a long term capital gain dividend for the fiscal year ended February 29, 2012.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during at least the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	132	Boeing Capital Corporation (aircraft financing).
Principal Occupation During at Least the Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
Frank A. Olson (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2005	132	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During at Least the Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	142	Cbeyond, Inc. (business communications provider), The Southern Company (energy company) and The Washington Post Company (education and media organization).
Principal Occupation During at Least the Past 5 Years: John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2011); and **formerly,** Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products) (2004-May 2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
John B. Wilson (1959) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 2007 and Lead Independent Trustee since 2008	107	None
Principal Occupation During at Least the Past 5 Years: President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and **formerly,** Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President – Finance and Strategy, Staples, Inc. (office supplies) (1992-1996); Senior Vice President – Corporate Planning, Northwest Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm) (1986-1990).				

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Chairman of the Board	Trustee since 1984 and Chairman of the Board since 1993	132	None
Principal Occupation During at Least the Past 5 Years: Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.				

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Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; officer of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).				
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Christopher J. Molumphy (1962) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2010	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 22 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 46 of the investment companies in Franklin Templeton Investments.				
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Secretary	Since 2006	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 46 of the investment companies in Franklin Templeton Investments.				

212 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				
Thomas Walsh (1961) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1999	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments				
Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since May 2011	Not Applicable	Not Applicable
Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson is the father of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated John B. Wilson as its audit committee financial expert. The Board believes that Mr. Wilson qualifies as such an expert in view of his extensive business background and experience, including service as chief financial officer of Staples, Inc. from 1992 to 1996. Mr. Wilson has been a Member and Chairman of the Fund's Audit Committee since 2007. As a result of such background and experience, the Board believes that Mr. Wilson has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Wilson is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

Annual Report | 213

Franklin Tax-Free Trust

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 28, 2012, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate tax-exempt funds within the Trust (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on expenses, shareholder services, legal and compliance matters, pricing, and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. mutual funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and an analysis concerning transfer agent fees charged by an affiliate of the Manager.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders

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Franklin Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management’s continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in previous years. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager and the continuous enhancements to the Franklin Templeton website. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continuous monitoring of counterparty credit risk and attention given to derivatives and other complex instruments. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and its commitment to the mutual fund business as evidenced by its subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed its investment performance or that of its Class A shares for a Fund having multiple share classes in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2011, and for additional periods ended that date up to 10 years depending on when a particular Fund commenced operations. Investment performance was shown on an income return basis, as well as a total return basis for each Fund. Except as mentioned below, the Lipper reports showed both the income and total return of each Fund to be above the median of its Lipper performance universe during 2011, with most being in the highest or second-highest performing quintile of such universe during such year, as well as for most of the applicable previous three-, five- and 10-year periods on an annualized basis. The Board was satisfied with the relative performance of these Funds as shown in the Lipper report. The Lipper report showed the income return for Franklin High Yield Tax-Free Income Fund to be below the median of its Lipper performance universe for 2011 and for the previous three-year period on an annualized

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Franklin Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

basis, but to be above the median and in the second-highest performing quintile of such universe during the previous five- and 10-year periods, respectively, on an annualized basis. The Lipper report showed the total return of Franklin High Yield Tax-Free Income Fund during 2011 to be in the highest performing quintile of its performance universe, and on an annualized basis to also be in the highest performing quintile during the previous five- and 10-year periods and above the median of such universe for the previous three-year period. The Board believed the overall performance of this Fund to be acceptable, noting that its income return during 2011 and the previous three-year annualized period were in each case within 13 basis points of the performance universe median.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund in comparison with those of a group of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes an administrative charge as being part of the investment management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Class A shares for Funds having multiple share classes. The Lipper reports showed that the contractual investment management fee rates for each Fund were at or below the median of their respective Lipper expense groups, with the exception of Franklin New Jersey Tax-Free Income Fund and Franklin Federal Intermediate-Term Tax-Free Income Fund, whose fee rates in each case were within one-and-a-half basis points of their respective expense group medians. The contractual investment management fee rate for Franklin Federal Limited-Term Tax-Free Income Fund was also above its Lipper expense group median, but its actual management fee rate paid was below its expense group median as a result of fee waivers. The Lipper reports further showed that the actual total expense ratios for all Funds were in the least expensive quintiles of their respective Lipper expense groups, except for Franklin Intermediate-Term Tax-Free Income Fund whose total expense ratio was in the second least expensive quintile of its Lipper expense group. Based on the above, the Board was satisfied with the investment management fee and total expense ratios of each Fund in comparison to its Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2011, being the

216 | Annual Report

Franklin Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that while being continuously refined and reflecting changes in the Manager’s own cost accounting, such allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds’ independent registered public accounting firm had been engaged by the Manager to review the reasonableness of the allocation methodologies solely for use by the Funds’ Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving shareholder services provided the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some Funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such Fund. The Board also noted that any economies of scale are shared with each of these Funds and their shareholders through management fee breakpoints existing in each of the Funds’ investment management agreements, so that as a Fund grows in size, its effective management fee rate declines. The fee structure under the investment management agreement with Franklin Federal Limited-Term Tax-Free Income Fund provides an initial fee of 0.70% on the first $100 million of assets, 0.65% on the next $150 million of assets, 0.625% on the next $250 million of assets, and 0.60% on assets in excess of $500 million. While the assets of such Fund at December 31, 2011, amounted to $743 million, its expenses continued to be subsidized through management fee waivers. The fee structure under the investment management agreement with each other Fund provides an initial fee of 0.625% on the first $100 million of assets, 0.5% on the next $150 million of assets, 0.45% on assets in excess of $250 million, with

Annual Report | 217

Franklin Tax-Free Trust

Shareholder Information (continued)

Board Review of Investment Management Agreement (continued)

additional breakpoints beginning at 0.44% on assets in excess of $7.5 billion, 0.43% on assets in excess of $10 billion and continuing thereafter until reaching a final breakpoint of 0.36% on assets in excess of $20 billion. In reviewing such structure, management stated its belief that this fee structure reaches a relatively low rate quickly as a Fund grows and that such low rate, in effect, reflects anticipated economies of scale as a Fund’s assets increase. In support of such position, management pointed out the favorable effective management fee and total expense comparisons for each Fund within its Lipper expense group as previously discussed under “Comparative Expenses.” The Board noted that at December 31, 2011, none of these Funds had assets in excess of $10 billion and believed that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement for each Fund provides a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form NQ. Shareholders may view the filed Form NQ by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

218 | Annual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Annual Report and Shareholder Letter

FRANKLIN TAX-FREE TRUST

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

TF1 A 04/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Account Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $789,951 for the fiscal year ended February 29, 2012 and $814,407 for the fiscal year ended February 28, 2011.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $75,000 for the fiscal year ended February 29, 2012 and $60,000 for the fiscal year ended February 28, 2011. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments, application of local country tax laws to investments and licensing securities with local country offices.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 29, 2012 and $12,442 for the fiscal year ended February 28, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 29, 2012 and $132,358 for the fiscal year ended February 28, 2011. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii)

through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $75,000 for the fiscal year ended February 29, 2012 and $204,800 for the fiscal year ended February 28, 2011.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-FREE TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson

5

Chief Executive Officer –
Finance and Administration
Date April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date April 26, 2012

By /s/GASTON GARDY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date April 26, 2012

6